ANNUITY INVESTORS VARIABLE ACCOUNT C

Financial Statements

Year ended December 31, 2020

with Report of Independent Registered Public Accounting Firm

ANNUITY INVESTORS VARIABLE ACCOUNT C

FINANCIAL STATEMENTS

Year Ended December 31, 2020

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Annuity Investors Life Insurance Company

and

Contract Holders of Annuity Investors Variable Account C

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Annuity Investors Variable Account C (the Separate Account), as of December 31, 2020, and the related statements of operations for the year then ended, and the statements of changes in net assets for the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of its operations for the year then ended and changes in its net assets for each of the two years then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Company’s auditor since 2002

Cincinnati, OH

April 26, 2021

Appendix

AB Variable Products Series Fund, Inc.

AB International Value Portfolio-Class B

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco Oppenheimer V.I. Capital Appreciation Fund-Series II Shares

Invesco Oppenheimer V.I. Conservative Balanced Fund-Series II Shares

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series II Shares

Invesco Oppenheimer V.I. Global Fund-Series II Shares

Invesco Oppenheimer V.I. Main Street Fund®-Series II Shares

Invesco Oppenheimer V.I. Main Street Small Cap Fund®-Series II Shares

Invesco V.I. American Value Fund-Series I Shares

Invesco V.I. Comstock Fund-Series I Shares

Invesco V.I. Core Equity Fund-Series I Shares

Invesco V.I. Diversified Dividend Fund-Series I Shares

Invesco V.I. Global Real Estate Fund-Series II Shares

Invesco V.I. Government Securities Fund-Series II Shares

Invesco V.I. Health Care Fund-Series I Shares

Invesco V.I. International Growth Fund-Series II Shares

Invesco V.I. Managed Volatility Fund-Series II Shares

Invesco V.I. Mid Cap Core Equity Fund-Series II Shares

Invesco V.I. Small Cap Equity Fund-Series I Shares

ALPS Variable Investment Trust

Morningstar Balanced ETF Asset Allocation Portfolio-Class II

Morningstar Conservative ETF Asset Allocation Portfolio-Class II

Morningstar Growth ETF Asset Allocation Portfolio-Class II

Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II

American Century Variable Portfolios, Inc.

VP Capital Appreciation Fund-Class I

VP Large Company Value Fund-Class II

VP Mid Cap Value Fund-Class II

VP Ultra® Fund-Class II

BNY Mellon Investment Portfolios

MidCap Stock Portfolio-Service Shares

Technology Growth Portfolio-Initial Shares

BNY Mellon Stock Index Fund, Inc.—Service Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.—Service Shares

BNY Mellon Variable Investment Fund

Appreciation Portfolio-Service Shares

Government Money Market Portfolio

Calamos® Advisors Trust

Calamos® Growth and Income Portfolio

Davis Variable Account Fund, Inc.

Davis Value Portfolio

Deutsche DWS Variable Series II

DWS International Growth VIP-Class A

DWS Small Mid Cap Value VIP-Class B

Franklin Templeton Variable Insurance Products Trust

Franklin Mutual Global Discovery VIP Fund-Class 2

Franklin Mutual Shares VIP Fund-Class 2

Franklin Small Cap Value VIP Fund-Class 2

Franklin U.S. Government Securities VIP Fund-Class 2

Templeton Foreign VIP Fund-Class 2

Templeton Global Bond VIP Fund-Class 2

Janus Aspen Series

Janus Henderson VIT Balanced Portfolio-Service Shares

Janus Henderson VIT Enterprise Portfolio-Service Shares

Janus Henderson VIT Global Research Portfolio-Service Shares

Janus Henderson VIT Overseas Portfolio-Service Shares

Janus Henderson VIT Research Portfolio-Service Shares

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio - Class I

Discovery Portfolio - Class I

U.S. Real Estate Portfolio - Class I

Neuberger Berman Advisers Management Trust

Mid Cap Growth Portfolio-Class S

Sustainable Equity Portfolio-Class S

PIMCO Variable Insurance Trust

PIMCO High Yield Portfolio - Administrative Class

PIMCO Real Return Portfolio - Administrative Class

PIMCO Total Return Portfolio - Administrative Class

Rydex Variable Trust

Guggenheim Long Short Equity Fund

Wilshire Variable Insurance Trust

Wilshire Global Allocation Fund

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2020

	Shares	Cost	Fair Value
Assets:
Investments in portfolio shares, at fair value (Note 2):
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio—Class B	46,381.472	$626,150	$665,110
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series II Shares	145,184.162	8,017,287	9,965,441
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series II Shares	61,403.754	820,453	1,085,618
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series II Shares	73,443.314	4,903,227	7,201,117
Invesco Oppenheimer V.I. Global Fund-Series II Shares	128,550.694	5,110,028	6,602,364
Invesco Oppenheimer V.I. Main Street Fund®-Series II Shares	148,830.351	4,161,911	4,390,495
Invesco Oppenheimer V.I. Main Street Small Cap Fund®-Series II Shares	192,280.332	4,375,739	5,174,264
Invesco V.I. American Value Fund-Series I Shares	267,115.393	4,536,453	4,220,423
Invesco V.I. Comstock Fund-Series I Shares	399,969.920	6,928,865	6,451,515
Invesco V.I. Core Equity Fund-Series I Shares	17,595.052	575,150	535,417
Invesco V.I. Diversified Dividend Fund-Series I Shares	14,986.191	379,395	385,445
Invesco V.I. Global Real Estate Fund-Series II Shares	263,632.640	4,212,572	3,777,856
Invesco V.I. Government Securities Fund-Series II Shares	40,459.061	466,386	482,272
Invesco V.I. Health Care Fund-Series I Shares	29,142.338	838,187	981,805
Invesco V.I. International Growth Fund-Series II Shares	59,616.889	2,092,146	2,496,755
Invesco V.I. Managed Volatility Fund-Series II Shares	74,332.565	850,869	857,798
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares	296,395.696	3,418,337	3,035,092
Invesco V.I. Small Cap Equity Fund-Series I Shares	222,433.365	4,097,504	4,586,576
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	1,056,075.336	11,455,127	11,870,287
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	239,556.390	2,633,263	2,776,459
Morningstar Growth ETF Asset Allocation Portfolio-Class II	1,927,012.575	20,374,827	22,083,564
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	501,782.556	5,438,546	5,529,644
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	156,348.233	2,171,334	3,012,830
VP Large Company Value Fund-Class II	396,661.401	5,755,433	6,552,846
VP Mid Cap Value Fund-Class II	247,500.668	4,847,069	5,091,089
VP Ultra® Fund-Class II	13,590.865	250,844	363,556
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	14,977.844	290,128	297,160
Technology Growth Portfolio-Initial Shares	27,691.596	619,624	1,015,728
BNY Mellon Stock Index Fund, Inc.—Service Shares	478,929.741	20,724,957	30,828,707
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.—Service Shares	43,614.356	1,517,010	2,029,812
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Service Shares	17,413.332	663,791	811,461
Government Money Market Portfolio	1,445,159.742	1,445,159	1,445,160
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	112,300.890	1,696,807	2,310,029
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	826,828.198	7,488,860	7,582,015
Deutsche DWS Variable Series II:
DWS International Growth VIP-Class A	33,420.020	406,208	589,863
DWS Small Mid Cap Value VIP-Class B	28,443.150	393,610	341,033
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2	99,900.560	1,815,236	1,689,318
Franklin Mutual Shares VIP Fund -Class 2	104,028.662	1,993,179	1,725,836
Franklin Small Cap Value VIP Fund -Class 2	135,267.430	1,977,384	1,961,378
Franklin U.S. Government Securities VIP Fund -Class 2	136,862.628	1,675,598	1,653,301
Templeton Foreign VIP Fund -Class 2	329,705.437	4,447,531	4,378,488
Templeton Global Bond VIP Fund -Class 2	237,848.688	3,824,479	3,287,069
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares	232,646.611	7,972,570	10,725,009
Janus Henderson VIT Enterprise Portfolio-Service Shares	98,178.663	6,135,446	8,586,706
Janus Henderson VIT Global Research Portfolio-Service Shares	2,874.765	91,740	178,235
Janus Henderson VIT Overseas Portfolio-Service Shares	338,245.527	10,138,234	12,373,021
Janus Henderson VIT Research Portfolio-Service Shares	117,722.601	4,069,517	5,624,786
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio—Class I	78,525.096	864,220	920,314
Discovery Portfolio—Class I	226,040.639	3,078,527	6,665,938
U.S. Real Estate Portfolio—Class I	146,194.923	2,283,606	2,504,319
Neuberger Berman Advisers Management Trust:
Mid Cap Growth Portfolio-Class S	10,471.530	245,598	377,603
Sustainable Equity Portfolio-Class S	90,360.117	2,366,266	2,781,284
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio—Administrative Class	475,501.705	3,671,645	3,808,769
PIMCO Real Return Portfolio—Administrative Class	414,893.650	5,158,832	5,775,320
PIMCO Total Return Portfolio—Administrative Class	1,336,401.194	14,735,594	15,488,890
Rydex Variable Trust:
Guggenheim Long Short Equity Fund	26,212.828	364,163	377,465
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	102,380.556	1,941,984	2,261,586

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2020

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2):
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio—Class B—1.80% series contract	824.753	$6.657171	$5,490
AB International Value Portfolio—Class B—1.75% series contract	9.270	6.696784	62
AB International Value Portfolio—Class B—1.65% series contract	9.274	6.783841	63
AB International Value Portfolio—Class B—1.55% series contract	5,388.304	6.871689	37,027
AB International Value Portfolio—Class B—1.50% series contract	1,702.097	6.919577	11,778
AB International Value Portfolio—Class B—1.45% series contract	2,070.605	6.960714	14,413
AB International Value Portfolio—Class B—1.25% series contract	81,625.376	7.142256	582,989
AB International Value Portfolio—Class B—1.00% series contract	1,801.716	7.375180	13,288
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series II Shares—2.00% series contract	1,591.150	25.732408	40,944
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series II Shares—1.80% series contract	2,529.088	26.406769	66,785
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series II Shares—1.75% series contract	1,987.949	26.563642	52,807
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series II Shares—1.70% series contract	76.966	40.955846	3,152
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series II Shares—1.65% series contract *	8,061.202	26.908844	216,918
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series II Shares—1.65% series contract	1,225.856	41.339272	50,676
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series II Shares—1.55% series contract	14,201.191	27.257313	387,086
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series II Shares—1.50% series contract	3,706.793	27.447119	101,741
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series II Shares—1.45% series contract	3,538.225	27.610126	97,691
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series II Shares—1.40% series contract	28,748.821	43.312611	1,245,187
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series II Shares—1.25% series contract	259,017.171	28.329937	7,337,940
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series II Shares—1.00% series contract	12,460.670	29.253183	364,514
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series II Shares—1.75% series contract	9.274	12.846007	119
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series II Shares—1.70% series contract	16.935	18.791464	318
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series II Shares—1.65% series contract *	268.537	13.012949	3,494
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series II Shares—1.65% series contract	3,858.087	18.967400	73,178
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series II Shares—1.55% series contract	9.677	13.181473	128
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series II Shares—1.40% series contract	35,860.229	19.872851	712,645
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series II Shares—1.25% series contract	21,576.868	13.700202	295,607
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series II Shares—1.00% series contract	9.092	14.146742	129
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series II Shares—2.00% series contract	3,574.081	14.353343	51,301
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series II Shares—1.80% series contract	3,181.175	14.373051	45,723
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series II Shares—1.75% series contract	56.348	14.377956	810
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series II Shares—1.70% series contract	491.229	14.382895	7,065
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series II Shares—1.65% series contract	5,659.813	14.387802	81,432
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series II Shares—1.55% series contract	14,179.817	14.397626	204,156
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series II Shares—1.50% series contract	12,501.700	14.402541	180,056
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series II Shares—1.45% series contract	5,104.107	14.407452	73,537
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series II Shares—1.40% series contract	116,498.902	14.412380	1,679,026
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series II Shares—1.25% series contract	327,818.454	14.427134	4,729,481
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series II Shares—1.00% series contract	10,277.655	14.451698	148,530
Invesco Oppenheimer V.I. Global Fund-Series II Shares—1.80% series contract	2,295.354	23.668833	54,329
Invesco Oppenheimer V.I. Global Fund-Series II Shares—1.75% series contract	9.244	23.809493	220
Invesco Oppenheimer V.I. Global Fund-Series II Shares—1.70% series contract	53.749	46.900617	2,521
Invesco Oppenheimer V.I. Global Fund-Series II Shares—1.65% series contract *	3,923.441	24.118927	94,629
Invesco Oppenheimer V.I. Global Fund-Series II Shares—1.65% series contract	138.593	47.339759	6,561
Invesco Oppenheimer V.I. Global Fund-Series II Shares—1.55% series contract	4,094.212	24.431273	100,027
Invesco Oppenheimer V.I. Global Fund-Series II Shares—1.50% series contract	4,198.052	24.601574	103,279
Invesco Oppenheimer V.I. Global Fund-Series II Shares—1.40% series contract	34,384.197	49.599600	1,705,442
Invesco Oppenheimer V.I. Global Fund-Series II Shares—1.25% series contract	174,576.382	25.392836	4,432,989
Invesco Oppenheimer V.I. Global Fund-Series II Shares—1.00% series contract	3,904.048	26.220679	102,367
Invesco Oppenheimer V.I. Main Street Fund®-Series II Shares—1.75% series contract	9.240	24.031575	221
Invesco Oppenheimer V.I. Main Street Fund®-Series II Shares—1.70% series contract	7.637	28.096255	215
Invesco Oppenheimer V.I. Main Street Fund®-Series II Shares—1.65% series contract *	819.663	24.343984	19,954
Invesco Oppenheimer V.I. Main Street Fund®-Series II Shares—1.65% series contract	942.306	28.326633	26,692
Invesco Oppenheimer V.I. Main Street Fund®-Series II Shares—1.55% series contract	1,805.895	24.659178	44,532
Invesco Oppenheimer V.I. Main Street Fund®-Series II Shares—1.40% series contract	54,908.920	29.507164	1,620,207
Invesco Oppenheimer V.I. Main Street Fund®-Series II Shares—1.25% series contract	104,212.842	25.629644	2,670,938
Invesco Oppenheimer V.I. Main Street Fund®-Series II Shares—1.00% series contract	292.317	26.464946	7,736
Invesco Oppenheimer V.I. Main Street Small Cap Fund®-Series II Shares—1.80% series contract	1,943.638	27.074059	52,622
Invesco Oppenheimer V.I. Main Street Small Cap Fund®-Series II Shares—1.75% series contract	362.530	27.235014	9,874
Invesco Oppenheimer V.I. Main Street Small Cap Fund®-Series II Shares—1.70% series contract	238.768	47.675136	11,383
Invesco Oppenheimer V.I. Main Street Small Cap Fund®-Series II Shares—1.65% series contract *	130.643	27.588977	3,604
Invesco Oppenheimer V.I. Main Street Small Cap Fund®-Series II Shares—1.65% series contract	225.764	48.121537	10,864
Invesco Oppenheimer V.I. Main Street Small Cap Fund®-Series II Shares—1.55% series contract	3,330.367	27.946219	93,071
Invesco Oppenheimer V.I. Main Street Small Cap Fund®-Series II Shares—1.50% series contract	1,635.635	28.140921	46,028
Invesco Oppenheimer V.I. Main Street Small Cap Fund®-Series II Shares—1.40% series contract	52,233.434	50.418637	2,633,539
Invesco Oppenheimer V.I. Main Street Small Cap Fund®-Series II Shares—1.25% series contract	78,231.645	29.046161	2,272,329
Invesco Oppenheimer V.I. Main Street Small Cap Fund®-Series II Shares—1.00% series contract	1,365.306	29.992925	40,950

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2020

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares Fund—1.80% series contract	1,655.755	$18.536325	$30,691
Invesco V.I. American Value Fund-Series I Shares Fund—1.75% series contract	1,036.112	18.646459	19,320
Invesco V.I. American Value Fund-Series I Shares Fund—1.70% series contract	303.952	37.170097	11,298
Invesco V.I. American Value Fund-Series I Shares Fund—1.65% series contract *	5,143.423	18.888881	97,154
Invesco V.I. American Value Fund-Series I Shares Fund—1.65% series contract	3,874.525	37.518176	145,365
Invesco V.I. American Value Fund-Series I Shares Fund—1.55% series contract	4,070.598	19.133507	77,885
Invesco V.I. American Value Fund-Series I Shares Fund—1.50% series contract	4,328.584	19.266816	83,398
Invesco V.I. American Value Fund-Series I Shares Fund—1.45% series contract	858.042	19.381296	16,630
Invesco V.I. American Value Fund-Series I Shares Fund—1.40% series contract	48,497.870	39.309216	1,906,413
Invesco V.I. American Value Fund-Series I Shares Fund—1.25% series contract	86,072.978	19.886640	1,711,702
Invesco V.I. American Value Fund-Series I Shares Fund—1.00% series contract	5,871.324	20.534871	120,567
Invesco V.I. Comstock Fund-Series I Shares—2.00% series contract	15,277.648	18.580453	283,865
Invesco V.I. Comstock Fund-Series I Shares—1.95% series contract	12,338.721	18.672628	230,396
Invesco V.I. Comstock Fund-Series I Shares—1.75% series contract	22,414.685	19.044648	426,880
Invesco V.I. Comstock Fund-Series I Shares—1.70% series contract	458.406	19.139161	8,774
Invesco V.I. Comstock Fund-Series I Shares—1.65% series contract	17,789.149	19.233407	342,146
Invesco V.I. Comstock Fund-Series I Shares—1.55% series contract	3,387.621	19.423365	65,799
Invesco V.I. Comstock Fund-Series I Shares—1.50% series contract	1,602.327	19.519087	31,276
Invesco V.I. Comstock Fund-Series I Shares—1.40% series contract	127,572.706	19.711894	2,514,700
Invesco V.I. Comstock Fund-Series I Shares—1.25% series contract	125,902.612	20.004569	2,518,627
Invesco V.I. Comstock Fund-Series I Shares—1.00% series contract	1,417.099	20.500707	29,052
Invesco V.I. Core Equity Fund-Series I Shares—1.80% series contract	816.740	22.084497	18,037
Invesco V.I. Core Equity Fund-Series I Shares—1.70% series contract	6.505	22.417425	146
Invesco V.I. Core Equity Fund-Series I Shares—1.65% series contract	2,627.029	22.585145	59,332
Invesco V.I. Core Equity Fund-Series I Shares—1.40% series contract	19,532.736	23.442820	457,902
Invesco V.I. Diversified Dividend Fund-Series I Shares—1.70% series contract	128.636	20.203551	2,599
Invesco V.I. Diversified Dividend Fund-Series I Shares—1.65% series contract	2,523.878	20.303048	51,242
Invesco V.I. Diversified Dividend Fund-Series I Shares—1.40% series contract	15,936.323	20.808037	331,604
Invesco V.I. Global Real Estate Fund-Series II Shares—2.00% series contract	2,611.357	10.361820	27,060
Invesco V.I. Global Real Estate Fund-Series II Shares—1.80% series contract	3,786.514	10.633466	40,264
Invesco V.I. Global Real Estate Fund-Series II Shares—1.75% series contract	199.612	10.696615	2,135
Invesco V.I. Global Real Estate Fund-Series II Shares—1.65% series contract	5,659.024	10.835671	61,319
Invesco V.I. Global Real Estate Fund-Series II Shares—1.55% series contract	11,770.151	10.975999	129,189
Invesco V.I. Global Real Estate Fund-Series II Shares—1.50% series contract	6,345.103	11.052524	70,129
Invesco V.I. Global Real Estate Fund-Series II Shares—1.45% series contract	1,533.807	11.118268	17,053
Invesco V.I. Global Real Estate Fund-Series II Shares—1.25% series contract	292,979.121	11.408113	3,342,339
Invesco V.I. Global Real Estate Fund-Series II Shares—1.00% series contract	7,501.502	11.780072	88,368
Invesco V.I. Government Securities Fund-Series II Shares—1.70% series contract	1,857.263	13.115177	24,358
Invesco V.I. Government Securities Fund-Series II Shares—1.65% series contract	6,712.050	13.237972	88,854
Invesco V.I. Government Securities Fund-Series II Shares—1.40% series contract	26,608.769	13.869853	369,060
Invesco V.I. Health Care Fund-Series I Shares—1.70% series contract	144.439	39.418349	5,693
Invesco V.I. Health Care Fund-Series I Shares—1.65% series contract	1,752.680	39.787397	69,735
Invesco V.I. Health Care Fund-Series I Shares—1.40% series contract	21,742.588	41.686721	906,377
Invesco V.I. International Growth Fund-Series II Shares—1.75% series contract	3,373.485	14.300306	48,242
Invesco V.I. International Growth Fund-Series II Shares—1.65% series contract	1,660.023	14.486187	24,047
Invesco V.I. International Growth Fund-Series II Shares—1.55% series contract	743.265	14.673830	10,907
Invesco V.I. International Growth Fund-Series II Shares—1.50% series contract	534.477	14.776032	7,897
Invesco V.I. International Growth Fund-Series II Shares—1.25% series contract	154,765.476	15.251374	2,360,386
Invesco V.I. International Growth Fund-Series II Shares—1.00% series contract	2,874.932	15.748524	45,276
Invesco V.I. Managed Volatility Fund-Series II Shares—1.65% series contract	284.657	25.394544	7,229
Invesco V.I. Managed Volatility Fund-Series II Shares—1.40% series contract	32,106.063	26.492475	850,569
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares—2.00% series contract	8,920.199	17.186587	153,307
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares—1.95% series contract	7,057.091	17.289437	122,013
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares—1.80% series contract	736.114	17.636980	12,983
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares—1.75% series contract	9,895.883	17.741820	175,571
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares—1.65% series contract *	9.220	17.972496	166
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares—1.65% series contract	1,619.197	30.017777	48,605
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares—1.55% series contract	3,853.544	18.205233	70,155
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares—1.50% series contract	1,524.763	18.332094	27,952
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares—1.40% series contract	19,400.390	31.450796	610,158
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares—1.25% series contract	94,638.453	18.921852	1,790,735
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares—1.00% series contract	1,200.056	19.538638	23,447
Invesco V.I. Small Cap Equity Fund-Series I Shares—2.00% series contract	980.286	22.747101	22,298
Invesco V.I. Small Cap Equity Fund-Series I Shares—1.80% series contract	1,080.738	23.343356	25,228
Invesco V.I. Small Cap Equity Fund-Series I Shares—1.75% series contract	962.646	23.481951	22,605
Invesco V.I. Small Cap Equity Fund-Series I Shares—1.70% series contract	1,645.102	21.870215	35,979
Invesco V.I. Small Cap Equity Fund-Series I Shares—1.65% series contract *	3,657.869	23.787236	87,011
Invesco V.I. Small Cap Equity Fund-Series I Shares—1.65% series contract	2,780.926	22.022709	61,244
Invesco V.I. Small Cap Equity Fund-Series I Shares—1.55% series contract	4,434.812	24.095352	106,858
Invesco V.I. Small Cap Equity Fund-Series I Shares—1.50% series contract	3,391.021	24.263166	82,277
Invesco V.I. Small Cap Equity Fund-Series I Shares—1.45% series contract	900.301	24.407399	21,974
Invesco V.I. Small Cap Equity Fund-Series I Shares—1.40% series contract	30,383.831	22.801116	692,785
Invesco V.I. Small Cap Equity Fund-Series I Shares—1.25% series contract	131,648.697	25.043652	3,296,964
Invesco V.I. Small Cap Equity Fund-Series I Shares—1.00% series contract	5,079.377	25.860033	131,353

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2020

			Fair
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II—2.00% series contract	1,903.809	$14.623161	$27,841
Morningstar Balanced ETF Asset Allocation Portfolio-Class II—1.80% series contract	717.148	15.006379	10,762
Morningstar Balanced ETF Asset Allocation Portfolio-Class II—1.75% series contract	979.577	15.095543	14,787
Morningstar Balanced ETF Asset Allocation Portfolio-Class II—1.70% series contract	2,171.025	14.994411	32,553
Morningstar Balanced ETF Asset Allocation Portfolio-Class II—1.65% series contract *	36,774.102	15.291714	562,339
Morningstar Balanced ETF Asset Allocation Portfolio-Class II—1.65% series contract	1,185.476	15.098887	17,899
Morningstar Balanced ETF Asset Allocation Portfolio-Class II—1.55% series contract	76,370.175	15.489761	1,182,956
Morningstar Balanced ETF Asset Allocation Portfolio-Class II—1.45% series contract	14,607.783	15.690348	229,201
Morningstar Balanced ETF Asset Allocation Portfolio-Class II—1.40% series contract	59,718.929	15.632089	933,532
Morningstar Balanced ETF Asset Allocation Portfolio-Class II—1.25% series contract	536,185.202	16.099341	8,632,228
Morningstar Balanced ETF Asset Allocation Portfolio-Class II—1.00% series contract	13,606.157	16.624040	226,189
Morningstar Conservative ETF Asset Allocation Portfolio-Class II—1.75% series contract	8,488.147	12.286102	104,287
Morningstar Conservative ETF Asset Allocation Portfolio-Class II—1.65% series contract *	1,395.877	12.445748	17,373
Morningstar Conservative ETF Asset Allocation Portfolio-Class II—1.65% series contract	1,734.139	12.851885	22,287
Morningstar Conservative ETF Asset Allocation Portfolio-Class II—1.55% series contract	9,663.569	12.606966	121,828
Morningstar Conservative ETF Asset Allocation Portfolio-Class II—1.45% series contract	9,785.432	12.770161	124,962
Morningstar Conservative ETF Asset Allocation Portfolio-Class II—1.40% series contract	3,907.693	13.305826	51,995
Morningstar Conservative ETF Asset Allocation Portfolio-Class II—1.25% series contract	155,042.479	13.103018	2,031,524
Morningstar Conservative ETF Asset Allocation Portfolio-Class II—1.00% series contract	22,335.711	13.530051	302,203
Morningstar Growth ETF Asset Allocation Portfolio-Class II—1.75% series contract	5,363.022	16.059974	86,130
Morningstar Growth ETF Asset Allocation Portfolio-Class II—1.70% series contract	15.737	15.602748	246
Morningstar Growth ETF Asset Allocation Portfolio-Class II—1.65% series contract *	74,349.127	16.268665	1,209,561
Morningstar Growth ETF Asset Allocation Portfolio-Class II—1.65% series contract	5,553.504	15.711425	87,253
Morningstar Growth ETF Asset Allocation Portfolio-Class II—1.55% series contract	146,047.529	16.479383	2,406,773
Morningstar Growth ETF Asset Allocation Portfolio-Class II—1.50% series contract	8,859.717	16.594168	147,020
Morningstar Growth ETF Asset Allocation Portfolio-Class II—1.45% series contract	44,182.692	16.692728	737,530
Morningstar Growth ETF Asset Allocation Portfolio-Class II—1.40% series contract	19,643.779	16.266374	319,533
Morningstar Growth ETF Asset Allocation Portfolio-Class II—1.25% series contract	995,240.808	17.127836	17,046,321
Morningstar Growth ETF Asset Allocation Portfolio-Class II—1.00% series contract	2,442.436	17.686199	43,197
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II—2.00% series contract	1,897.229	13.283540	25,201
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II—1.75% series contract	16,106.429	13.712634	220,862
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II—1.65% series contract *	34,977.298	13.890829	485,864
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II—1.65% series contract	7.286	13.975225	102
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II—1.55% series contract	6,577.104	14.070734	92,545
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II—1.50% series contract	1,613.770	14.168745	22,865
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II—1.45% series contract	26,990.735	14.252954	384,698
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II—1.40% series contract	30,117.951	14.468792	435,770
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II—1.25% series contract	261,117.700	14.624465	3,818,707
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II—1.00% series contract	2,849.477	15.101097	43,030
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I—1.75% series contract	595.249	22.727668	13,528
VP Capital Appreciation Fund-Class I—1.70% series contract	335.994	22.805585	7,663
VP Capital Appreciation Fund-Class I—1.65% series contract	8,403.212	22.883124	192,292
VP Capital Appreciation Fund-Class I—1.55% series contract	652.278	23.039039	15,028
VP Capital Appreciation Fund-Class I—1.50% series contract	563.916	23.117417	13,036
VP Capital Appreciation Fund-Class I—1.45% series contract	118.365	23.196015	2,746
VP Capital Appreciation Fund-Class I—1.40% series contract	67,376.357	23.274918	1,568,179
VP Capital Appreciation Fund-Class I—1.25% series contract	50,221.847	23.513241	1,180,878
VP Capital Appreciation Fund-Class I—1.00% series contract	814.572	23.914648	19,480
VP Large Company Value Fund-Class II—2.00% series contract	2,087.436	17.306458	36,126
VP Large Company Value Fund-Class II—1.80% series contract	4,149.444	17.759989	73,694
VP Large Company Value Fund-Class II—1.75% series contract	9.178	17.865552	164
VP Large Company Value Fund-Class II—1.70% series contract	1,837.037	20.777957	38,170
VP Large Company Value Fund-Class II—1.65% series contract *	5,857.625	18.097731	106,010
VP Large Company Value Fund-Class II—1.65% series contract	407.143	20.948360	8,529
VP Large Company Value Fund-Class II—1.50% series contract	4,925.739	18.459843	90,928
VP Large Company Value Fund-Class II—1.45% series contract	89.682	18.569572	1,665
VP Large Company Value Fund-Class II—1.40% series contract	31,703.559	21.821482	691,819
VP Large Company Value Fund-Class II—1.55% series contract	11,387.374	18.332136	208,755
VP Large Company Value Fund-Class II—1.25% series contract	270,934.236	19.053616	5,162,277
VP Large Company Value Fund-Class II—1.00% series contract	6,846.818	19.674743	134,709
VP Mid Cap Value Fund-Class II—2.00% series contract	960.969	24.448810	23,494
VP Mid Cap Value Fund-Class II—1.80% series contract	2,231.471	25.089525	55,987
VP Mid Cap Value Fund-Class II—1.75% series contract	821.115	25.238562	20,724
VP Mid Cap Value Fund-Class II—1.70% series contract	877.422	31.810267	27,911
VP Mid Cap Value Fund-Class II—1.65% series contract *	4,999.635	25.566597	127,824
VP Mid Cap Value Fund-Class II—1.65% series contract	334.455	32.071080	10,726
VP Mid Cap Value Fund-Class II—1.55% series contract	8,740.187	25.897713	226,351
VP Mid Cap Value Fund-Class II—1.50% series contract	4,731.917	26.078071	123,399
VP Mid Cap Value Fund-Class II—1.40% series contract	14,628.615	33.407658	488,708
VP Mid Cap Value Fund-Class II—1.25% series contract	142,812.322	26.916812	3,844,052
VP Mid Cap Value Fund-Class II—1.00% series contract	5,105.843	27.794143	141,913
VP Ultra® Fund-Class II—1.70% series contract	1,674.569	43.520333	72,878
VP Ultra® Fund-Class II—1.65% series contract	460.491	43.877218	20,205
VP Ultra® Fund-Class II—1.40% series contract	5,917.730	45.705489	270,473

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2020

			Fair
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares—1.75% series contract	9.210	$21.198620	$196
MidCap Stock Portfolio-Service Shares—1.65% series contract *	2,659.583	21.474212	57,112
MidCap Stock Portfolio-Service Shares—1.65% series contract	10.903	19.384122	211
MidCap Stock Portfolio-Service Shares—1.55% series contract	14.693	21.752304	320
MidCap Stock Portfolio-Service Shares—1.50% series contract	676.942	21.903947	14,828
MidCap Stock Portfolio-Service Shares—1.45% series contract	35.647	22.034109	785
MidCap Stock Portfolio-Service Shares—1.40% series contract	2,072.724	20.068949	41,597
MidCap Stock Portfolio-Service Shares—1.25% series contract	7,722.846	22.608495	174,602
MidCap Stock Portfolio-Service Shares—1.00% series contract	321.657	23.345457	7,509
Technology Growth Portfolio-Initial Shares—1.70% series contract	383.386	58.605844	22,468
Technology Growth Portfolio-Initial Shares—1.65% series contract	1,963.266	59.086507	116,003
Technology Growth Portfolio-Initial Shares—1.40% series contract	14,253.031	61.548768	877,257
BNY Mellon Stock Index Fund, Inc.—Service Shares—2.00% series contract	12,503.037	25.798724	322,562
BNY Mellon Stock Index Fund, Inc.—Service Shares—1.95% series contract	9,602.882	25.953035	249,224
BNY Mellon Stock Index Fund, Inc.—Service Shares—1.80% series contract **	2,210.903	26.474778	58,533
BNY Mellon Stock Index Fund, Inc.—Service Shares—1.80% series contract	608.992	39.158970	23,847
BNY Mellon Stock Index Fund, Inc.—Service Shares—1.75% series contract	17,710.792	26.632101	471,676
BNY Mellon Stock Index Fund, Inc.—Service Shares—1.70% series contract	710.021	39.898728	28,329
BNY Mellon Stock Index Fund, Inc.—Service Shares—1.65% series contract *	3,466.373	26.978174	93,516
BNY Mellon Stock Index Fund, Inc.—Service Shares—1.65% series contract	2,874.721	40.272208	115,771
BNY Mellon Stock Index Fund, Inc.—Service Shares—1.55% series contract	22,502.415	27.327517	614,935
BNY Mellon Stock Index Fund, Inc.—Service Shares—1.50% series contract	8,573.877	27.517896	235,935
BNY Mellon Stock Index Fund, Inc.—Service Shares—1.45% series contract	12,848.690	27.681394	355,670
BNY Mellon Stock Index Fund, Inc.—Service Shares—1.40% series contract	304,275.871	42.194547	12,838,783
BNY Mellon Stock Index Fund, Inc.—Service Shares—1.25% series contract	515,798.699	28.402931	14,650,195
BNY Mellon Stock Index Fund, Inc.—Service Shares—1.00% series contract	26,245.096	29.328565	769,731
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.—Service Shares—1.80% series contract	338.147	27.833184	9,412
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.—Service Shares—1.75% series contract	9.191	27.998580	257
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.—Service Shares—1.70% series contract	142.371	36.651865	5,218
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.—Service Shares—1.65% series contract *	9.194	28.362474	261
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.—Service Shares—1.55% series contract	809.071	28.729689	23,244
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.—Service Shares—1.40% series contract	17,593.579	38.760977	681,944
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.—Service Shares—1.25% series contract	43,215.042	29.860221	1,290,411
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.—Service Shares—1.00% series contract	618.314	30.833391	19,065
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Service Shares—1.80% series contract	656.197	35.790210	23,485
Appreciation Portfolio-Service Shares—1.70% series contract	244.278	36.466200	8,908
Appreciation Portfolio-Service Shares—1.65% series contract	875.906	36.807711	32,240
Appreciation Portfolio-Service Shares—1.40% series contract	19,365.724	38.564419	746,828
Government Money Market Portfolio—2.00% series contract	8,763.817	0.794947	6,968
Government Money Market Portfolio—1.95% series contract	3,819.958	0.799848	3,055
Government Money Market Portfolio—1.80% series contract	93.952	0.819644	77
Government Money Market Portfolio—1.75% series contract	30,251.269	0.826923	25,015
Government Money Market Portfolio—1.70% series contract	10,247.100	0.884375	9,062
Government Money Market Portfolio—1.65% series contract *	4,343.260	0.837647	3,638
Government Money Market Portfolio—1.65% series contract	2,703.251	0.892224	2,412
Government Money Market Portfolio—1.55% series contract	5,421.005	0.851417	4,616
Government Money Market Portfolio—1.50% series contract	363.079	0.859663	312
Government Money Market Portfolio—1.45% series contract	734.383	0.864640	635
Government Money Market Portfolio—1.40% series contract	786,662.775	0.939201	738,834
Government Money Market Portfolio—1.25% series contract	691,192.615	0.891633	616,290
Government Money Market Portfolio—1.00% series contract	37,184.957	0.920951	34,246
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio—1.75% series contract	114.226	21.818681	2,492
Calamos® Growth and Income Portfolio—1.65% series contract *	1,025.922	22.102231	22,675
Calamos® Growth and Income Portfolio—1.65% series contract	666.691	21.473575	14,316
Calamos® Growth and Income Portfolio—1.55% series contract	4,906.199	22.388395	109,842
Calamos® Growth and Income Portfolio—1.50% series contract	787.152	22.544313	17,746
Calamos® Growth and Income Portfolio—1.40% series contract	12,268.736	22.231976	272,758
Calamos® Growth and Income Portfolio—1.25% series contract	78,044.263	23.269411	1,816,044
Calamos® Growth and Income Portfolio—1.00% series contract	2,253.875	24.027790	54,156
Davis Variable Account Fund, Inc.:
Davis Value Portfolio—1.80% series contract	1,629.498	19.644713	32,009
Davis Value Portfolio—1.75% series contract	2,234.130	19.761447	44,150
Davis Value Portfolio—1.70% series contract	52.020	18.946625	986
Davis Value Portfolio—1.65% series contract *	277.347	20.018343	5,552
Davis Value Portfolio—1.65% series contract	1,283.820	19.078655	24,494
Davis Value Portfolio—1.55% series contract	11,017.767	20.277606	223,414
Davis Value Portfolio—1.50% series contract	5,569.984	20.418838	113,733
Davis Value Portfolio—1.45% series contract	5,423.852	20.540156	111,407
Davis Value Portfolio—1.40% series contract	18,126.846	19.752528	358,051
Davis Value Portfolio—1.25% series contract	304,711.272	21.075721	6,422,010
Davis Value Portfolio—1.00% series contract	11,313.344	21.762676	246,209

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2020

			Fair
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Deutsche DWS Variable Series II:
DWS International Growth VIP-Class A—2.00% series contract	4,927.611	$14.589124	$71,891
DWS International Growth VIP-Class A—1.95% series contract	4,400.208	14.676445	64,579
DWS International Growth VIP-Class A—1.75% series contract	6,528.579	15.060461	98,323
DWS International Growth VIP-Class A—1.65% series contract	9.273	15.256281	141
DWS International Growth VIP-Class A—1.55% series contract	9.673	15.453868	149
DWS International Growth VIP-Class A—1.50% series contract	349.149	15.561597	5,433
DWS International Growth VIP-Class A—1.25% series contract	21,267.254	16.062182	341,599
DWS International Growth VIP-Class A—1.00% series contract	467.156	16.585756	7,748
DWS Small Mid Cap Value VIP-Class B—1.75% series contract	9.304	17.184361	159
DWS Small Mid Cap Value VIP-Class B—1.65% series contract	9.309	17.372296	162
DWS Small Mid Cap Value VIP-Class B—1.55% series contract	2,939.849	17.561570	51,628
DWS Small Mid Cap Value VIP-Class B—1.50% series contract	465.479	17.656994	8,219
DWS Small Mid Cap Value VIP-Class B—1.25% series contract	15,015.764	18.141974	272,416
DWS Small Mid Cap Value VIP-Class B—1.00% series contract	453.296	18.638793	8,449
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2—1.80% series contract	583.246	19.989587	11,658
Franklin Mutual Global Discovery VIP Fund -Class 2—1.75% series contract	898.918	20.108325	18,076
Franklin Mutual Global Discovery VIP Fund -Class 2—1.65% series contract	2,396.301	20.348929	48,762
Franklin Mutual Global Discovery VIP Fund -Class 2—1.55% series contract	3,619.022	20.591536	74,521
Franklin Mutual Global Discovery VIP Fund -Class 2—1.50% series contract	1,207.031	20.713879	25,002
Franklin Mutual Global Discovery VIP Fund -Class 2—1.25% series contract	69,637.169	21.336760	1,485,832
Franklin Mutual Global Discovery VIP Fund -Class 2—1.00% series contract	1,158.818	21.976460	25,467
Franklin Mutual Shares VIP Fund -Class 2—1.75% series contract	1,914.886	14.746140	28,238
Franklin Mutual Shares VIP Fund -Class 2—1.65% series contract	381.962	14.937792	5,706
Franklin Mutual Shares VIP Fund -Class 2—1.55% series contract	5,033.629	15.131248	76,165
Franklin Mutual Shares VIP Fund -Class 2—1.50% series contract	343.303	15.236681	5,231
Franklin Mutual Shares VIP Fund -Class 2—1.25% series contract	101,693.064	15.726838	1,599,310
Franklin Mutual Shares VIP Fund -Class 2—1.00% series contract	688.840	16.239438	11,186
Franklin Small Cap Value VIP Fund -Class 2—2.00% series contract	5,109.413	30.900883	157,886
Franklin Small Cap Value VIP Fund -Class 2—1.95% series contract	4,268.669	31.085858	132,695
Franklin Small Cap Value VIP Fund -Class 2—1.75% series contract	6,767.432	31.834098	215,435
Franklin Small Cap Value VIP Fund -Class 2—1.65% series contract	495.877	32.214915	15,975
Franklin Small Cap Value VIP Fund -Class 2—1.55% series contract	1,771.548	32.598878	57,750
Franklin Small Cap Value VIP Fund -Class 2—1.50% series contract	3,390.879	32.792623	111,196
Franklin Small Cap Value VIP Fund -Class 2—1.25% series contract	36,729.141	33.778542	1,240,657
Franklin Small Cap Value VIP Fund -Class 2—1.00% series contract	856.087	34.791159	29,784
Franklin U.S. Government Securities VIP Fund -Class 2—2.00% series contract	9,355.852	10.812303	101,158
Franklin U.S. Government Securities VIP Fund -Class 2—1.95% series contract	6,332.080	10.877028	68,874
Franklin U.S. Government Securities VIP Fund -Class 2—1.80% series contract	1,047.003	11.095605	11,617
Franklin U.S. Government Securities VIP Fund -Class 2—1.75% series contract	16,249.047	11.161539	181,364
Franklin U.S. Government Securities VIP Fund -Class 2—1.65% series contract	9.332	11.306602	106
Franklin U.S. Government Securities VIP Fund -Class 2—1.55% series contract	5,593.443	11.452995	64,062
Franklin U.S. Government Securities VIP Fund -Class 2—1.50% series contract	465.620	11.532731	5,370
Franklin U.S. Government Securities VIP Fund -Class 2—1.45% series contract	127.313	11.601287	1,477
Franklin U.S. Government Securities VIP Fund -Class 2—1.25% series contract	92,291.294	11.903656	1,098,604
Franklin U.S. Government Securities VIP Fund -Class 2—1.00% series contract	9,817.177	12.291586	120,669
Templeton Foreign VIP Fund -Class 2—2.00% series contract	29,904.650	9.097561	272,060
Templeton Foreign VIP Fund -Class 2—1.95% series contract	23,447.243	9.151994	214,589
Templeton Foreign VIP Fund -Class 2—1.80% series contract	6,410.909	9.336038	59,852
Templeton Foreign VIP Fund -Class 2—1.75% series contract	34,118.378	9.391508	320,423
Templeton Foreign VIP Fund -Class 2—1.70% series contract	61.363	9.595379	589
Templeton Foreign VIP Fund -Class 2—1.65% series contract *	7,933.194	9.513616	75,473
Templeton Foreign VIP Fund -Class 2—1.65% series contract	374.563	9.662266	3,619
Templeton Foreign VIP Fund -Class 2—1.55% series contract	11,370.670	9.636814	109,577
Templeton Foreign VIP Fund -Class 2—1.50% series contract	10,030.499	9.703997	97,336
Templeton Foreign VIP Fund -Class 2—1.40% series contract	38,686.128	10.003590	387,000
Templeton Foreign VIP Fund -Class 2—1.25% series contract	274,160.480	10.016189	2,746,043
Templeton Foreign VIP Fund -Class 2—1.00% series contract	8,888.078	10.342702	91,927
Templeton Global Bond VIP Fund -Class 2—2.00% series contract	14,935.544	11.978331	178,902
Templeton Global Bond VIP Fund -Class 2—1.95% series contract	11,137.198	12.050030	134,204
Templeton Global Bond VIP Fund -Class 2—1.80% series contract	2,040.330	12.267215	25,029
Templeton Global Bond VIP Fund -Class 2—1.75% series contract	21,031.485	12.340124	259,531
Templeton Global Bond VIP Fund -Class 2—1.65% series contract	4,058.187	12.487774	50,678
Templeton Global Bond VIP Fund -Class 2—1.55% series contract	4,005.085	12.636630	50,611
Templeton Global Bond VIP Fund -Class 2—1.50% series contract	452.971	12.711766	5,758
Templeton Global Bond VIP Fund -Class 2—1.25% series contract	194,176.174	13.093995	2,542,542
Templeton Global Bond VIP Fund -Class 2—1.00% series contract	2,952.092	13.486600	39,814

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2020

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares—1.80% series contract **	2,462.173	$23.296923	$57,361
Janus Henderson VIT Balanced Portfolio-Service Shares—1.80% series contract	625.393	33.844501	21,166
Janus Henderson VIT Balanced Portfolio-Service Shares—1.75% series contract	7,972.199	23.435308	186,831
Janus Henderson VIT Balanced Portfolio-Service Shares—1.70% series contract	5,126.532	34.483725	176,782
Janus Henderson VIT Balanced Portfolio-Service Shares—1.65% series contract *	6,943.069	23.739891	164,828
Janus Henderson VIT Balanced Portfolio-Service Shares—1.65% series contract	6,902.287	34.806665	240,246
Janus Henderson VIT Balanced Portfolio-Service Shares—1.55% series contract	21,464.391	24.047255	516,160
Janus Henderson VIT Balanced Portfolio-Service Shares—1.50% series contract	3,535.498	24.214751	85,611
Janus Henderson VIT Balanced Portfolio-Service Shares—1.45% series contract	753.302	24.358624	18,349
Janus Henderson VIT Balanced Portfolio-Service Shares—1.40% series contract	72,293.246	36.467900	2,636,383
Janus Henderson VIT Balanced Portfolio-Service Shares—1.25% series contract	261,537.369	24.993401	6,536,708
Janus Henderson VIT Balanced Portfolio-Service Shares—1.00% series contract	3,277.438	25.807925	84,584
Janus Henderson VIT Enterprise Portfolio-Service Shares—2.00% series contract	1,304.412	31.992671	41,731
Janus Henderson VIT Enterprise Portfolio-Service Shares—1.80% series contract *	1,097.743	32.831071	36,040
Janus Henderson VIT Enterprise Portfolio-Service Shares—1.75% series contract	979.926	33.026133	32,363
Janus Henderson VIT Enterprise Portfolio-Service Shares—1.65% series contract *	5,777.436	33.455423	193,287
Janus Henderson VIT Enterprise Portfolio-Service Shares—1.65% series contract	43.934	73.993909	3,251
Janus Henderson VIT Enterprise Portfolio-Service Shares—1.55% series contract	6,962.769	33.888598	235,958
Janus Henderson VIT Enterprise Portfolio-Service Shares—1.50% series contract	4,265.665	34.124768	145,565
Janus Henderson VIT Enterprise Portfolio-Service Shares—1.40% series contract	21,915.452	77.525873	1,699,015
Janus Henderson VIT Enterprise Portfolio-Service Shares—1.25% series contract	160,950.908	35.222272	5,669,057
Janus Henderson VIT Enterprise Portfolio-Service Shares—1.00% series contract	14,584.384	36.370345	530,439
Janus Henderson VIT Global Research Portfolio-Service Shares—1.70% series contract	58.230	26.866736	1,564
Janus Henderson VIT Global Research Portfolio-Service Shares—1.40% series contract	6,217.922	28.413185	176,671
Janus Henderson VIT Overseas Portfolio-Service Shares—2.00% series contract	65,762.188	8.714845	573,110
Janus Henderson VIT Overseas Portfolio-Service Shares—1.95% series contract	53,713.744	8.767007	470,909
Janus Henderson VIT Overseas Portfolio-Service Shares—1.80% series contract	2,147.644	8.943366	19,207
Janus Henderson VIT Overseas Portfolio-Service Shares—1.75% series contract	109,590.624	8.996540	985,936
Janus Henderson VIT Overseas Portfolio-Service Shares—1.70% series contract	1.358	22.438557	30
Janus Henderson VIT Overseas Portfolio-Service Shares—1.65% series contract *	610.132	9.113523	5,560
Janus Henderson VIT Overseas Portfolio-Service Shares—1.65% series contract	1,335.000	22.622561	30,201
Janus Henderson VIT Overseas Portfolio-Service Shares—1.55% series contract	23,442.455	9.231603	216,411
Janus Henderson VIT Overseas Portfolio-Service Shares—1.50% series contract	22,535.170	9.295935	209,485
Janus Henderson VIT Overseas Portfolio-Service Shares—1.45% series contract	7,710.136	9.351220	72,099
Janus Henderson VIT Overseas Portfolio-Service Shares—1.40% series contract	96,192.225	23.565687	2,266,836
Janus Henderson VIT Overseas Portfolio-Service Shares—1.25% series contract	754,580.958	9.595098	7,240,278
Janus Henderson VIT Overseas Portfolio-Service Shares—1.00% series contract	28,558.730	9.907982	282,959
Janus Henderson VIT Research Portfolio-Service Shares—2.00% series contract	1,777.426	29.445257	52,337
Janus Henderson VIT Research Portfolio-Service Shares—1.95% series contract	1,891.258	29.621397	56,022
Janus Henderson VIT Research Portfolio-Service Shares—1.75% series contract	2,546.210	30.396341	77,395
Janus Henderson VIT Research Portfolio-Service Shares—1.70% series contract	385.378	45.374969	17,487
Janus Henderson VIT Research Portfolio-Service Shares—1.65% series contract *	4,989.777	30.791272	153,642
Janus Henderson VIT Research Portfolio-Service Shares—1.65% series contract	360.306	45.799784	16,502
Janus Henderson VIT Research Portfolio-Service Shares—1.55% series contract	2,424.100	31.190048	75,608
Janus Henderson VIT Research Portfolio-Service Shares—1.50% series contract	251.007	31.407302	7,883
Janus Henderson VIT Research Portfolio-Service Shares—1.40% series contract	21,568.154	47.986074	1,034,971
Janus Henderson VIT Research Portfolio-Service Shares—1.25% series contract	126,773.012	32.417382	4,109,649
Janus Henderson VIT Research Portfolio-Service Shares—1.00% series contract	695.779	33.473829	23,290
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio—Class I—1.75% series contract	9.329	14.403272	134
Core Plus Fixed Income Portfolio—Class I—1.70% series contract	3,199.773	16.400056	52,476
Core Plus Fixed Income Portfolio—Class I—1.65% series contract *	9.332	14.590450	136
Core Plus Fixed Income Portfolio—Class I—1.65% series contract	8,171.054	16.553623	135,261
Core Plus Fixed Income Portfolio—Class I—1.55% series contract	1,509.261	14.779339	22,306
Core Plus Fixed Income Portfolio—Class I—1.50% series contract	797.864	14.882278	11,874
Core Plus Fixed Income Portfolio—Class I—1.40% series contract	17,780.633	17.343816	308,384
Core Plus Fixed Income Portfolio—Class I—1.25% series contract	22,677.780	15.360885	348,351
Core Plus Fixed Income Portfolio—Class I—1.00% series contract	2,609.596	15.861427	41,392
Discovery Portfolio—Class I—1.80% series contract	294.327	61.215085	18,016
Discovery Portfolio—Class I—1.75% series contract	18.338	61.578791	1,129
Discovery Portfolio—Class I—1.70% series contract	45.670	65.770605	3,004
Discovery Portfolio—Class I—1.65% series contract *	630.399	62.379144	39,324
Discovery Portfolio—Class I—1.65% series contract	1,791.951	66.228833	118,679
Discovery Portfolio—Class I—1.55% series contract	2,842.747	63.186650	179,624
Discovery Portfolio—Class I—1.50% series contract	2,529.700	63.626942	160,957
Discovery Portfolio—Class I—1.45% series contract	269.910	64.004964	17,276
Discovery Portfolio—Class I—1.40% series contract	7,462.653	68.567750	511,697
Discovery Portfolio—Class I—1.25% series contract	83,278.768	65.673085	5,469,174
Discovery Portfolio—Class I—1.00% series contract	2,168.569	67.813492	147,058
U.S. Real Estate Portfolio—Class I—1.70% series contract	1,385.346	30.277009	41,944
U.S. Real Estate Portfolio—Class I—1.65% series contract	1,070.400	30.560606	32,712
U.S. Real Estate Portfolio—Class I—1.40% series contract	75,880.739	32.019494	2,429,663

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2020

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Neuberger Berman Advisers Management Trust:
Mid Cap Growth Portfolio-Class S—1.70% series contract	737.343	$19.936912	$14,700
Mid Cap Growth Portfolio-Class S—1.40% series contract	17,918.078	20.253460	362,903
Sustainable Equity Portfolio-Class S—1.75% series contract	4,854.901	12.658718	61,456
Sustainable Equity Portfolio-Class S—1.70% series contract	155.308	12.669567	1,968
Sustainable Equity Portfolio-Class S—1.65% series contract	5,964.606	12.680342	75,633
Sustainable Equity Portfolio-Class S—1.55% series contract	2,459.766	12.701935	31,244
Sustainable Equity Portfolio-Class S—1.40% series contract	109,717.763	12.734385	1,397,188
Sustainable Equity Portfolio-Class S—1.25% series contract	95,054.350	12.766926	1,213,552
Sustainable Equity Portfolio-Class S—1.00% series contract	18.935	12.821190	243
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio—Administrative Class—2.00% series contract	2,071.348	16.858517	34,921
PIMCO High Yield Portfolio—Administrative Class—1.80% series contract	1,996.874	17.300280	34,546
PIMCO High Yield Portfolio—Administrative Class—1.75% series contract	1,914.823	17.403062	33,324
PIMCO High Yield Portfolio—Administrative Class—1.70% series contract	1,162.679	28.101129	32,673
PIMCO High Yield Portfolio—Administrative Class—1.65% series contract *	4,520.202	17.629158	79,687
PIMCO High Yield Portfolio—Administrative Class—1.65% series contract	954.557	28.364252	27,075
PIMCO High Yield Portfolio—Administrative Class—1.55% series contract	11,294.020	17.857493	201,683
PIMCO High Yield Portfolio—Administrative Class—1.50% series contract	3,370.018	17.981786	60,599
PIMCO High Yield Portfolio—Administrative Class—1.40% series contract	20,369.652	29.718081	605,347
PIMCO High Yield Portfolio—Administrative Class—1.25% series contract	137,148.466	18.560128	2,545,493
PIMCO High Yield Portfolio—Administrative Class—1.00% series contract	8,005.300	19.164984	153,421
PIMCO Real Return Portfolio—Administrative Class—2.00% series contract	13,310.488	12.760161	169,845
PIMCO Real Return Portfolio—Administrative Class—1.95% series contract	8,067.068	12.836534	103,553
PIMCO Real Return Portfolio—Administrative Class—1.80% series contract	1,976.122	13.094501	25,876
PIMCO Real Return Portfolio—Administrative Class—1.75% series contract	18,415.348	13.172295	242,572
PIMCO Real Return Portfolio—Administrative Class—1.70% series contract	295.056	17.978049	5,305
PIMCO Real Return Portfolio—Administrative Class—1.65% series contract *	3,060.624	13.343511	40,839
PIMCO Real Return Portfolio—Administrative Class—1.65% series contract	8,196.838	18.146383	148,743
PIMCO Real Return Portfolio—Administrative Class—1.55% series contract	19,555.002	13.516254	264,310
PIMCO Real Return Portfolio—Administrative Class—1.50% series contract	2,363.991	13.610408	32,175
PIMCO Real Return Portfolio—Administrative Class—1.45% series contract	1,195.558	13.691298	16,369
PIMCO Real Return Portfolio—Administrative Class—1.40% series contract	63,648.006	19.012544	1,210,111
PIMCO Real Return Portfolio—Administrative Class—1.25% series contract	235,905.021	14.048132	3,314,025
PIMCO Real Return Portfolio—Administrative Class—1.00% series contract	13,897.583	14.505927	201,597
PIMCO Total Return Portfolio—Administrative Class—2.00% series contract	29,786.316	14.210296	423,272
PIMCO Total Return Portfolio—Administrative Class—1.95% series contract	22,474.724	14.295393	321,285
PIMCO Total Return Portfolio—Administrative Class—1.80% series contract	6,168.098	14.582652	89,947
PIMCO Total Return Portfolio—Administrative Class—1.75% series contract	42,901.245	14.669309	629,332
PIMCO Total Return Portfolio—Administrative Class—1.70% series contract	426.228	18.632972	7,942
PIMCO Total Return Portfolio—Administrative Class—1.65% series contract *	14,074.281	14.859921	209,143
PIMCO Total Return Portfolio—Administrative Class—1.65% series contract	4,150.058	18.807469	78,052
PIMCO Total Return Portfolio—Administrative Class—1.55% series contract	31,718.916	15.052340	477,444
PIMCO Total Return Portfolio—Administrative Class—1.50% series contract	10,851.186	15.157186	164,473
PIMCO Total Return Portfolio—Administrative Class—1.45% series contract	6,111.200	15.247252	93,179
PIMCO Total Return Portfolio—Administrative Class—1.40% series contract	95,797.182	19.705152	1,887,698
PIMCO Total Return Portfolio—Administrative Class—1.25% series contract	679,426.896	15.644560	10,629,335
PIMCO Total Return Portfolio—Administrative Class—1.00% series contract	29,576.295	16.154415	477,788
Rydex Variable Trust:
Guggenheim Long Short Equity Fund—1.70% series contract	227.176	16.570732	3,765
Guggenheim Long Short Equity Fund—1.65% series contract	277.896	16.725889	4,648
Guggenheim Long Short Equity Fund—1.40% series contract	21,059.448	17.524305	369,052
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund—1.75% series contract	7,038.432	12.097813	85,149
Wilshire Global Allocation Fund—1.70% series contract	70.779	12.110683	857
Wilshire Global Allocation Fund—1.65% series contract	492.753	12.123455	5,974
Wilshire Global Allocation Fund—1.55% series contract	7,621.245	12.149060	92,591
Wilshire Global Allocation Fund—1.50% series contract	6.296	12.161890	77
Wilshire Global Allocation Fund—1.40% series contract	69,737.584	12.187559	849,931
Wilshire Global Allocation Fund—1.25% series contract	93,744.945	12.226205	1,146,145
Wilshire Global Allocation Fund—1.00% series contract	6,579.171	12.290667	80,862

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2020

	Dividends from Investments in Portfolio Shares	Mortality and Expense Risk Fee (Note 3)	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Gain (Loss) on Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio—Class B	$8,939	$7,335	$1,604	$(8,158)	$0	$14,572	$6,414	$8,018
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series II Shares	0	110,288	(110,288)	338,428	1,314,306	1,075,236	2,727,970	2,617,682
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series II Shares	18,798	14,074	4,724	51,730	23,758	47,215	122,703	127,427
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series II Shares	0	54,876	(54,876)	109,420	0	2,297,890	2,407,310	2,352,434
Invesco Oppenheimer V.I. Global Fund-Series II Shares	24,734	77,400	(52,666)	283,870	205,115	915,914	1,404,899	1,352,233
Invesco Oppenheimer V.I. Main Street Fund®-Series II Shares	46,068	55,236	(9,168)	(38,386)	390,145	107,336	459,095	449,927
Invesco Oppenheimer V.I. Main Street Small Cap Fund®-Series II Share	15,585	57,634	(42,049)	(134,149)	62,148	895,940	823,939	781,890
Invesco V.I. American Value Fund-Series I Shares Fund	33,063	50,326	(17,263)	(28,314)	35,236	(34,537)	(27,615)	(44,878)
Invesco V.I. Comstock Fund-Series I Shares	139,820	82,186	57,634	(192,864)	153,391	(180,045)	(219,518)	(161,884)
Invesco V.I. Core Equity Fund-Series I Shares	6,428	7,118	(690)	14,904	110,890	(65,504)	60,290	59,600
Invesco V.I. Diversified Dividend Fund-Series I Shares	12,066	5,395	6,671	(1,411)	10,035	(21,957)	(13,333)	(6,662)
Invesco V.I. Global Real Estate Fund-Series II Shares	175,539	52,319	123,220	(35,851)	106,955	(869,451)	(798,347)	(675,127)
Invesco V.I. Government Securities Fund-Series II Shares	10,475	6,830	3,645	294	0	15,044	15,338	18,983
Invesco V.I. Health Care Fund-Series I Shares	2,924	13,227	(10,303)	12,285	22,261	89,049	123,595	113,292
Invesco V.I. International Growth Fund-Series II Shares	46,573	27,458	19,115	(9,375)	50,767	201,578	242,970	262,085
Invesco V.I. Managed Volatility Fund-Series II Shares	14,816	12,104	2,712	(83,035)	18,941	21,775	(42,319)	(39,607)
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares	12,986	37,133	(24,147)	(111,401)	561,466	(204,424)	245,641	221,494
Invesco V.I. Mid Cap Growth Fund-Series II Shares	0	23,288	(23,288)	(1,499,785)	1,602,272	(399,131)	(296,644)	(319,932)
Invesco V.I. Small Cap Equity Fund-Series I Shares	13,499	49,781	(36,282)	(254,344)	336,314	924,492	1,006,462	970,180
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	222,245	147,004	75,241	(17,250)	142,285	633,686	758,721	833,962
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	46,555	33,257	13,298	(6,375)	14,896	134,392	142,913	156,211
Morningstar Growth ETF Asset Allocation Portfolio-Class II	404,877	266,401	138,476	231,847	579,218	546,527	1,357,592	1,496,068
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	110,077	72,760	37,317	(28,998)	61,805	288,658	321,465	358,782
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	0	33,229	(33,229)	5,988	266,251	620,502	892,741	859,512
VP Large Company Value Fund-Class II	92,838	76,992	15,846	114,805	48,899	(115,812)	47,892	63,738
VP Mid Cap Value Fund-Class II	79,637	62,977	16,660	(35,721)	0	(78,855)	(114,576)	(97,916)
VP Ultra® Fund-Class II	0	4,235	(4,235)	(4,468)	24,716	93,018	113,266	109,031
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	1,397	3,541	(2,144)	(9,689)	0	29,007	19,318	17,174
Technology Growth Portfolio-Initial Shares	1,771	10,737	(8,966)	46,553	70,674	283,625	400,852	391,886
BNY Mellon Stock Index Fund, Inc.—Service Shares	363,977	373,512	(9,535)	1,779,113	1,721,631	800,564	4,301,308	4,291,773
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.—Service Shares	18,839	27,636	(8,797)	35,962	25,239	392,254	453,455	444,658
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Service Shares	4,257	11,114	(6,857)	(16,566)	65,959	108,965	158,358	151,501
Government Money Market Portfolio	3,308	25,004	(21,696)	0	0	0	0	(21,696)
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	9,927	26,726	(16,799)	55,540	12,318	359,992	427,850	411,051
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	48,072	85,740	(37,668)	(453,637)	192,288	1,003,881	742,532	704,864
Deutsche DWS Variable Series II:
DWS International Growth VIP-Class A	7,171	6,682	489	21,047	0	133,699	154,746	155,235
DWS Small Mid Cap Value VIP-Class B	3,393	3,896	(503)	(37,397)	24,967	(4,283)	(16,713)	(17,216)

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF OPERATIONS (CONTINUED)

For the Year Ended December 31, 2020

	Dividends from Investments in Portfolio Shares	Mortality and Expense Risk Fee (Note 3)	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Gain (Loss) on Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2	$37,425	$20,896	$16,529	$(200,433)	$29,976	$4,302	$(166,155)	$(149,626)
Franklin Mutual Shares VIP Fund -Class 2	46,179	21,666	24,513	(132,130)	64,202	(124,407)	(192,335)	(167,822)
Franklin Small Cap Value VIP Fund -Class 2	135,086	23,675	111,411	(143,859)	0	172,364	28,505	139,916
Franklin U.S. Government Securities VIP Fund -Class 2	57,358	21,850	35,508	(11,634)	0	8,963	(2,671)	32,837
Templeton Foreign VIP Fund -Class 2	138,999	57,505	81,494	(202,620)	0	(12,389)	(215,009)	(133,515)
Templeton Global Bond VIP Fund -Class 2	281,056	45,841	235,215	(147,609)	0	(309,728)	(457,337)	(222,122)
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares	149,131	136,144	12,987	350,080	151,831	695,052	1,196,963	1,209,950
Janus Henderson VIT Enterprise Portfolio-Service Shares	0	94,275	(94,275)	201,833	550,792	626,545	1,379,170	1,284,895
Janus Henderson VIT Global Research Portfolio-Service Shares	829	2,105	(1,276)	943	8,058	19,560	28,561	27,285
Janus Henderson VIT Overseas Portfolio-Service Shares	127,287	145,814	(18,527)	(207,559)	0	1,796,299	1,588,740	1,570,213
Janus Henderson VIT Research Portfolio-Service Shares	10,448	63,488	(53,040)	146,795	397,616	866,697	1,411,108	1,358,068
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio—Class I	27,986	13,081	14,905	25,352	10,230	7,624	43,206	58,111
Discovery Portfolio—Class I	0	58,396	(58,396)	444,320	499,371	3,329,085	4,272,776	4,214,380
U.S. Real Estate Portfolio—Class I	68,351	35,009	33,342	120,441	67,858	(805,320)	(617,021)	(583,679)
Neuberger Berman Advisers Management Trust:
Mid Cap Growth Portfolio-Class S	0	4,400	(4,400)	6,945	17,592	87,051	111,588	107,188
Sustainable Equity Portfolio-Class S	9,386	33,162	(23,776)	4,677	103,251	336,227	444,155	420,379
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio—Administrative Class	179,656	49,495	130,161	(44,528)	0	62,481	17,953	148,114
PIMCO Real Return Portfolio—Administrative Class	84,405	81,793	2,612	(139,879)	0	714,022	574,143	576,755
PIMCO Total Return Portfolio—Administrative Class	319,494	201,306	118,188	(51,909)	168,363	798,953	915,407	1,033,595
Rydex Variable Trust:
Guggenheim Long Short Equity Fund	3,080	5,049	(1,969)	639	0	14,633	15,272	13,303
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	77,932	26,118	51,814	961	0	158,731	159,692	211,506

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2020

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio—Class B	$1,604	$(8,158)	$0	$14,572	$8,018	$34,874	$37,221	$1,887 $	(460)	$7,558	$657,552	$665,110
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series II Shares	(110,288)	338,428	1,314,306	1,075,236	2,617,682	272,143	838,664	(72,796)	(639,317)	1,978,365	7,987,076	9,965,441
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series II Shares	4,724	51,730	23,758	47,215	127,427	37,838	132,658	(183)	(95,003)	32,424	1,053,194	1,085,618
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series II Shares	(54,876)	109,420	0	2,297,890	2,352,434	105,588	468,181	5,211,276	4,848,683	7,201,117	0	7,201,117
Invesco Oppenheimer V.I. Global Fund-Series II Shares	(52,666)	283,870	205,115	915,914	1,352,233	287,026	970,938	(294,315)	(978,227)	374,006	6,228,358	6,602,364
Invesco Oppenheimer V.I. Main Street Fund®-Series II Shares	(9,168)	(38,386)	390,145	107,336	449,927	117,961	368,163	(451,946)	(702,148)	(252,221)	4,642,716	4,390,495
Invesco Oppenheimer V.I. Main Street Small Cap Fund®-Series II Shares	(42,049)	(134,149)	62,148	895,940	781,890	164,679	578,741	(73,824)	(487,886)	294,004	4,880,260	5,174,264
Invesco V.I. American Value Fund-Series I Shares Fund	(17,263)	(28,314)	35,236	(34,537)	(44,878)	161,664	374,990	(36,425)	(249,751)	(294,629)	4,515,052	4,220,423
Invesco V.I. Comstock Fund-Series I Shares	57,634	(192,864)	153,391	(180,045)	(161,884)	174,988	482,552	24,570	(282,994)	(444,878)	6,896,393	6,451,515
Invesco V.I. Core Equity Fund-Series I Shares	(690)	14,904	110,890	(65,504)	59,600	9,723	10,541	(39,088)	(39,906)	19,694	515,723	535,417
Invesco V.I. Diversified Dividend Fund-Series I Shares	6,671	(1,411)	10,035	(21,957)	(6,662)	8,977	14,761	(18,779)	(24,563)	(31,225)	416,670	385,445
Invesco V.I. Global Real Estate Fund-Series II Shares	123,220	(35,851)	106,955	(869,451)	(675,127)	268,843	353,500	(370,838)	(455,495)	(1,130,622)	4,908,478	3,777,856
Invesco V.I. Government Securities Fund-Series II Shares	3,645	294	0	15,044	18,983	11,675	11,556	49,316	49,435	68,418	413,854	482,272
Invesco V.I. Health Care Fund-Series I Shares	(10,303)	12,285	22,261	89,049	113,292	19,214	75,680	(37,166)	(93,632)	19,660	962,145	981,805
Invesco V.I. International Growth Fund-Series II Shares	19,115	(9,375)	50,767	201,578	262,085	95,175	136,103	(64,730)	(105,658)	156,427	2,340,328	2,496,755
Invesco V.I. Managed Volatility Fund-Series II Shares	2,712	(83,035)	18,941	21,775	(39,607)	20,788	57,542	(56,797)	(93,551)	(133,158)	990,956	857,798
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares	(24,147)	(111,401)	561,466	(204,424)	221,494	72,128	169,378	2,986	(94,264)	127,230	2,907,862	3,035,092
Invesco V.I. Mid Cap Growth Fund-Series II Shares	(23,288)	(1,499,785)	1,602,272	(399,131)	(319,932)	56,865	146,377	(5,256,143)	(5,345,655)	(5,665,587)	5,665,587	0
Invesco V.I. Small Cap Equity Fund-Series I Shares	(36,282)	(254,344)	336,314	924,492	970,180	234,972	441,297	(215,170)	(421,495)	548,685	4,037,891	4,586,576
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	75,241	(17,250)	142,285	633,686	833,962	440,084	1,091,857	(44,168)	(695,941)	138,021	11,732,266	11,870,287
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	13,298	(6,375)	14,896	134,392	156,211	155,082	208,394	286,610	233,298	389,509	2,386,950	2,776,459
Morningstar Growth ETF Asset Allocation Portfolio-Class II	138,476	231,847	579,218	546,527	1,496,068	810,207	2,539,043	(691,233)	(2,420,069)	(924,001)	23,007,565	22,083,564
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	37,317	(28,998)	61,805	288,658	358,782	172,120	460,473	(117,121)	(405,474)	(46,692)	5,576,336	5,529,644
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	(33,229)	5,988	266,251	620,502	859,512	88,563	311,006	(131,693)	(354,136)	505,376	2,507,454	3,012,830
VP Large Company Value Fund-Class II	15,846	114,805	48,899	(115,812)	63,738	380,216	502,067	(100,075)	(221,926)	(158,188)	6,711,034	6,552,846
VP Mid Cap Value Fund-Class II	16,660	(35,721)	0	(78,855)	(97,916)	341,249	758,444	(321,208)	(738,403)	(836,319)	5,927,408	5,091,089
VP Ultra® Fund-Class II	(4,235)	(4,468)	24,716	93,018	109,031	6,082	3,423	(564)	2,095	111,126	252,430	363,556
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	(2,144)	(9,689)	0	29,007	17,174	25,145	17,832	(21,330)	(14,017)	3,157	294,003	297,160
Technology Growth Portfolio-Initial Shares	(8,966)	46,553	70,674	283,625	391,886	11,418	119,099	152,284	44,603	436,489	579,239	1,015,728
BNY Mellon Stock Index Fund, Inc.—Service Shares	(9,535)	1,779,113	1,721,631	800,564	4,291,773	896,412	2,363,409	(679,447)	(2,146,444)	2,145,329	28,683,378	30,828,707
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.—Service Shares	(8,797)	35,962	25,239	392,254	444,658	61,381	546,926	6,606	(478,939)	(34,281)	2,064,093	2,029,812
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Service Shares	(6,857)	(16,566)	65,959	108,965	151,501	18,276	151,639	(21,511)	(154,874)	(3,373)	814,834	811,461
Government Money Market Portfolio	(21,696)	0	0	0	(21,696)	45,969	532,669	462,709	(23,991)	(45,687)	1,490,847	1,445,160
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	(16,799)	55,540	12,318	359,992	411,051	95,418	252,950	(5,521)	(163,053)	247,998	2,062,031	2,310,029
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	(37,668)	(453,637)	192,288	1,003,881	704,864	245,094	694,253	5,338	(443,821)	261,043	7,320,972	7,582,015
Deutsche DWS Variable Series II—Class A:
DWS International Growth VIP-Class A	489	21,047	0	133,699	155,235	17,705	22,496	181,593	176,802	332,037	257,826	589,863
DWS Small Mid Cap Value VIP-Class B	(503)	(37,397)	24,967	(4,283)	(17,216)	27,274	39,846	(18,768)	(31,340)	(48,556)	389,589	341,033

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Year Ended December 31, 2020

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2	$16,529	$(200,433)	$29,976	$4,302 $	(149,626)	$220,601	$367,433	$(188,392)	$(335,224)	$(484,850)	$2,174,168	$1,689,318
Franklin Mutual Shares VIP Fund -Class 2	24,513	(132,130)	64,202	(124,407)	(167,822)	92,758	142,143	(141,695)	(191,080)	(358,902)	2,084,738	1,725,836
Franklin Small Cap Value VIP Fund -Class 2	111,411	(143,859)	0	172,364	139,916	71,960	169,737	81,898	(15,879)	124,037	1,837,341	1,961,378
Franklin U.S. Government Securities VIP Fund -Class 2	35,508	(11,634)	0	8,963	32,837	73,005	213,648	389,310	248,667	281,504	1,371,797	1,653,301
Templeton Foreign VIP Fund -Class 2	81,494	(202,620)	0	(12,389)	(133,515)	238,922	313,913	(203,536)	(278,527)	(412,042)	4,790,530	4,378,488
Templeton Global Bond VIP Fund -Class 2	235,215	(147,609)	0	(309,728)	(222,122)	188,299	299,865	(20,063)	(131,629)	(353,751)	3,640,820	3,287,069
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares	12,987	350,080	151,831	695,052	1,209,950	396,807	1,168,036	52,232	(718,997)	490,953	10,234,056	10,725,009
Janus Henderson VIT Enterprise Portfolio-Service Shares	(94,275)	201,833	550,792	626,545	1,284,895	407,285	570,605	(121,414)	(284,734)	1,000,161	7,586,545	8,586,706
Janus Henderson VIT Global Research Portfolio-Service Shares	(1,276)	943	8,058	19,560	27,285	2,176	259	(3)	1,914	29,199	149,036	178,235
Janus Henderson VIT Overseas Portfolio-Service Shares	(18,527)	(207,559)	0	1,796,299	1,570,213	467,023	945,387	(151,802)	(630,166)	940,047	11,432,974	12,373,021
Janus Henderson VIT Research Portfolio-Service Shares	(53,040)	146,795	397,616	866,697	1,358,068	132,434	442,196	264,804	(44,958)	1,313,110	4,311,676	5,624,786
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio—Class I	14,905	25,352	10,230	7,624	58,111	71,831	168,681	15,976	(80,874)	(22,763)	943,077	920,314
Discovery Portfolio—Class I	(58,396)	444,320	499,371	3,329,085	4,214,380	138,732	587,423	(44,204)	(492,895)	3,721,485	2,944,453	6,665,938
U.S. Real Estate Portfolio—Class I	33,342	120,441	67,858	(805,320)	(583,679)	79,145	153,665	(56,249)	(130,769)	(714,448)	3,218,767	2,504,319
Neuberger Berman Advisers Management Trust:
Mid Cap Growth Portfolio-Class S	(4,400)	6,945	17,592	87,051	107,188	5,774	20,125	(65)	(14,416)	92,772	284,831	377,603
Sustainable Equity Portfolio-Class S	(23,776)	4,677	103,251	336,227	420,379	70,988	277,533	(29,835)	(236,380)	183,999	2,597,285	2,781,284
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio—Administrative Class	130,161	(44,528)	0	62,481	148,114	328,821	489,264	(90,638)	(251,081)	(102,967)	3,911,736	3,808,769
PIMCO Real Return Portfolio—Administrative Class	2,612	(139,879)	0	714,022	576,755	265,112	880,685	(416,509)	(1,032,082)	(455,327)	6,230,647	5,775,320
PIMCO Total Return Portfolio—Administrative Class	118,188	(51,909)	168,363	798,953	1,033,595	791,777	1,706,589	385,217	(529,595)	504,000	14,984,890	15,488,890
Rydex Variable Trust:
Guggenheim Long Short Equity Fund	(1,969)	639	0	14,633	13,303	11,150	21,024	4,832	(5,042)	8,261	369,204	377,465
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	51,814	961	0	158,731	211,506	125,469	88,891	(574)	36,004	247,510	2,014,076	2,261,586

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF CHANGES IN NET ASSETS

For The Year Ended December 31, 2019

	Changes From Operations						Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares		Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio—Class B	$(2,982)	$(273	) $	0	$92,294	$89,039	$39,467	$51,247	$(14,584)	$(26,364)	$62,675	$594,877	$657,552
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series II Shares	(97,035)	204,645		724,214	1,300,569	2,132,393	319,988	764,387	(157,316)	(601,715)	1,530,678	6,456,398	7,987,076
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series II Shares	6,197	38,839		16,331	83,367	144,734	47,209	88,088	4,604	(36,275)	108,459	944,735	1,053,194
Invesco Oppenheimer V.I. Global Fund-Series II Shares	(42,392)	192,091		841,607	490,505	1,481,811	342,520	401,384	(201,906)	(260,770)	1,221,041	5,007,317	6,228,358
Invesco Oppenheimer V.I. Main Street Fund®-Series II Shares	(22,669)	(13,041)		711,556	467,032	1,142,878	157,572	590,109	(18,736)	(451,273)	691,605	3,951,111	4,642,716
Invesco Oppenheimer V.I. Main Street Small Cap Fund®-Series II Shares	(62,141)	(127,299)		429,217	745,324	985,101	196,875	447,443	7,670	(242,898)	742,203	4,138,057	4,880,260
Invesco V.I. American Value Fund-Series I Shares Fund	(27,828)	63,957		313,236	517,406	866,771	174,527	277,929	54	(103,348)	763,423	3,751,629	4,515,052
Invesco V.I. Comstock Fund-Series I Shares	34,142	93,438		796,020	380,823	1,304,423	223,917	501,050	232,725	(44,408)	1,260,015	5,636,378	6,896,393
Invesco V.I. Core Equity Fund-Series I Shares	(2,462)	10,907		54,990	49,508	112,943	9,607	37,501	(865)	(28,759)	84,184	431,539	515,723
Invesco V.I. Diversified Dividend Fund-Series I Shares	6,476	9,109		23,450	47,101	86,136	13,341	69,675	10,620	(45,714)	40,422	376,248	416,670
Invesco V.I. Global Real Estate Fund-Series II Shares	97,825	72,430		5,320	646,322	821,897	324,170	456,920	315,385	182,635	1,004,532	3,903,946	4,908,478
Invesco V.I. Government Securities Fund-Series II Shares	2,647	(4,305)		0	20,283	18,625	13,609	41,006	(67,539)	(94,936)	(76,311)	490,165	413,854
Invesco V.I. Health Care Fund-Series I Shares	(11,823)	9,515		20,287	213,337	231,316	25,706	87,851	(8,227)	(70,372)	160,944	801,201	962,145
Invesco V.I. International Growth Fund-Series II Shares	489	5,616		141,685	354,306	502,096	112,252	149,071	(34,720)	(71,539)	430,557	1,909,771	2,340,328
Invesco V.I. Managed Volatility Fund-Series II Shares	(3,137)	(51,664)		37,865	166,674	149,738	24,894	104,061	(13,428)	(92,595)	57,143	933,813	990,956
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares	(25,458)	(34,346)		254,911	284,407	479,514	79,600	132,271	473,169	420,498	900,012	2,007,850	2,907,862
Invesco V.I. Mid Cap Growth Fund-Series II Shares	(71,871)	174,467		827,539	533,175	1,463,310	195,351	588,118	(64,556)	(457,323)	1,005,987	4,659,600	5,665,587
Invesco V.I. Small Cap Equity Fund-Series I Shares	(49,880)	(45,605)		456,740	456,749	818,004	301,803	323,399	(44,433)	(66,029)	751,975	3,285,916	4,037,891
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	67,611	76,122		230,830	1,328,252	1,702,815	541,839	2,570,674	(262,482)	(2,291,317)	(588,502)	12,320,768	11,732,266
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	14,984	(15,330)		18,500	175,363	193,517	45,791	361,125	(2,658)	(317,992)	(124,475)	2,511,425	2,386,950
Morningstar Growth ETF Asset Allocation Portfolio-Class II	88,956	273,160		1,004,671	2,424,263	3,791,050	1,022,283	3,360,772	(62,739)	(2,401,228)	1,389,822	21,617,743	23,007,565
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	38,019	(13,368)		125,012	441,824	591,487	198,147	580,234	(6,705)	(388,792)	202,695	5,373,641	5,576,336
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	(32,006)	18,197		373,504	277,427	637,122	100,775	223,638	109,271	(13,592)	623,530	1,883,924	2,507,454
VP Large Company Value Fund-Class II	37,214	188,675		147,983	1,021,931	1,395,803	463,507	542,355	(67,930)	(146,778)	1,249,025	5,462,009	6,711,034
VP Mid Cap Value Fund-Class II	32,127	157,766		595,635	575,375	1,360,903	435,223	704,230	(234,740)	(503,747)	857,156	5,070,252	5,927,408
VP Ultra® Fund-Class II	(3,187)	(12,059)		19,981	47,478	52,213	5,616	1,317	37,085	41,384	93,597	158,833	252,430
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	(2,465)	(1,092)		16,838	26,723	40,004	29,314	7,899	24,043	45,458	85,462	208,541	294,003
Technology Growth Portfolio-Initial Shares	(7,591)	29,756		57,638	36,701	116,504	13,398	99,679	25,589	(60,692)	55,812	523,427	579,239
BNY Mellon Stock Index Fund, Inc.—Service Shares	28,149	1,670,870		1,347,701	3,705,047	6,751,767	1,128,156	2,607,683	(602,201)	(2,081,728)	4,670,039	24,013,339	28,683,378
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.—Service Shares	(2,072)	7,887		56,193	438,217	500,225	69,098	230,843	69,456	(92,289)	407,936	1,656,157	2,064,093
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Service Shares	(3,955)	2,512		88,689	134,859	222,105	22,507	118,560	(14,491)	(110,544)	111,561	703,273	814,834
Government Money Market Portfolio	4,928	0		0	0	4,928	64,489	141,115	(446,273)	(522,899)	(517,971)	2,008,818	1,490,847
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	7,345	31,224		34,453	351,111	424,133	95,416	236,284	(30,974)	(171,842)	252,291	1,809,740	2,062,031
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	19,381	(497,109)		344,469	1,924,054	1,790,795	289,704	959,564	(148,128)	(817,988)	972,807	6,348,165	7,320,972
Deutsche DWS Variable Series II—Class A:
DWS International Growth VIP-Class A	(90)	12,821		3,448	43,307	59,486	15,226	25,666	2,783	(7,657)	51,829	205,997	257,826
DWS Small Mid Cap Value VIP-Class B	(3,459)	(11,837)		26,261	57,097	68,062	34,269	39,641	(542)	(5,914)	62,148	327,441	389,589

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT C

S STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For The Year Ended December 31, 2019

	Changes From Operations						Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares		Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts		Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2	$7,282	$(94,015	) $	215,982	$297,755	$427,004	$145,861	$309,720	$(23,380	) $	(187,239)	$239,765	$1,934,403	$2,174,168
Franklin Mutual Shares VIP Fund -Class 2	10,682	(9,301)		192,126	168,876	362,383	104,515	114,772	983		(9,274)	353,109	1,731,629	2,084,738
Franklin Small Cap Value VIP Fund -Class 2	(5,232)	(121,787)		294,432	204,921	372,334	82,188	176,244	25,501		(68,555)	303,779	1,533,562	1,837,341
Franklin U.S. Government Securities VIP Fund -Class 2	21,907	(20,765)		0	52,567	53,709	80,741	256,714	(13,031)		(189,004)	(135,295)	1,507,092	1,371,797
Templeton Foreign VIP Fund -Class 2	12,151	(147,745)		47,420	565,217	477,043	323,635	290,724	(133,875)		(100,964)	376,079	4,414,451	4,790,530
Templeton Global Bond VIP Fund -Class 2	216,903	(101,335)		0	(98,694)	16,874	243,018	459,552	172,535		(43,999)	(27,125)	3,667,945	3,640,820
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares	26,345	465,957		254,373	1,125,876	1,872,551	454,730	1,835,663	26,981		(1,353,952)	518,599	9,715,457	10,234,056
Janus Henderson VIT Enterprise Portfolio-Service Shares	(86,929)	163,574		428,112	1,396,156	1,900,913	487,414	505,110	(4,009)		(21,705)	1,879,208	5,707,337	7,586,545
Janus Henderson VIT Global Research Portfolio-Service Shares	(763)	6,867		8,205	17,801	32,110	1,874	11,537	22		(9,641)	22,469	126,567	149,036
Janus Henderson VIT Overseas Portfolio-Service Shares	46,140	(679,083)		0	2,970,272	2,337,329	580,086	1,032,513	(70,133)		(522,560)	1,814,769	9,618,205	11,432,974
Janus Henderson VIT Research Portfolio-Service Shares	(37,286)	42,530		393,946	640,597	1,039,787	163,008	214,865	213,425		161,568	1,201,355	3,110,321	4,311,676
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio—Class I	26,014	8,029		0	40,813	74,856	99,223	80,218	146,357		165,362	240,218	702,859	943,077
Discovery Portfolio—Class I	(37,886)	1,918		422,833	473,737	860,602	156,867	361,305	22,925		(181,513)	679,089	2,265,364	2,944,453
U.S. Real Estate Portfolio—Class I	14,934	229,983		120,798	133,739	499,454	95,162	331,831	15,436		(221,233)	278,221	2,940,546	3,218,767
Neuberger Berman Advisers Management Trust:
Guardian Portfolio-Class S	(3,595)	(1,061,560)		791,310	664,896	391,051	29,787	42,195	(2,440,953)		(2,453,361)	(2,062,310)	2,062,310	0
Mid Cap Growth Portfolio-Class S	(3,749)	592		20,479	48,805	66,127	5,826	1,485	(80)		4,261	70,388	214,443	284,831
Sustainable Equity Portfolio-Class S	(15,046)	(2,863)		132,079	78,791	192,961	49,021	152,618	2,507,921		2,404,324	2,597,285	0	2,597,285
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio—Administrative Class	135,706	(10,062)		0	327,989	453,633	294,217	270,286	18,804		42,735	496,368	3,415,368	3,911,736
PIMCO Real Return Portfolio—Administrative Class	16,552	(148,135)		0	576,605	445,022	328,828	626,235	(442,639)		(740,046)	(295,024)	6,525,671	6,230,647
PIMCO Total Return Portfolio—Administrative Class	246,848	(96,038)		0	827,733	978,543	923,966	1,605,445	456,311		(225,168)	753,375	14,231,515	14,984,890
Rydex Variable Trust:
Guggenheim Long Short Equity Fund	(3,085)	5,295		0	12,208	14,418	12,669	39,456	4,627		(22,160)	(7,742)	376,946	369,204
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	4,054	38,004		81,791	208,063	331,912	143,950	375,776	(209,507)		(441,333)	(109,421)	2,123,497	2,014,076

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS

December 31, 2020

(1) ORGANIZATION

Annuity Investors Variable Account C (the “Account”) is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on November 7, 2001 and commenced operations on August 1, 2002 as a segregated investment account for individual and group variable annuity contracts, which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the “Company”) pursuant to the provisions of the Ohio Insurance Code. The Company is a subsidiary of Great American Life Insurance Company (“GALIC”) and is an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., (“GAFRI”). GAFRI is a financial services holding company wholly-owned by American Financial Group, Inc., (“AFG”). The Company is licensed in 48 states and the District of Columbia.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

At December 31, 2020 and for the two year period then ended, the following investment options or funds, each representing a sub-account of the Account, were available:

AB Variable Products Series Fund, Inc.:

•	AB International Value Portfolio-Class B

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):

•	Invesco Oppenheimer V.I. Capital Appreciation Fund-Series II Shares

•	Invesco Oppenheimer V.I. Conservative Balanced Fund-Series II Shares

•	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series II Shares

•	Invesco Oppenheimer V.I. Global Fund-Series II Shares

•	Invesco Oppenheimer V.I. Main Street Fund®-Series II Shares

•	Invesco Oppenheimer V.I. Main Street Small Cap Fund®-Series II Shares

•	Invesco V.I. American Value Fund-Series I Shares

•	Invesco V.I. Comstock Fund-Series I Shares

•	Invesco V.I. Core Equity Fund-Series I Shares

•	Invesco V.I. Diversified Dividend Fund-Series I Shares

•	Invesco V.I. Global Real Estate Fund-Series II Shares

•	Invesco V.I. Government Securities Fund-Series II Shares

•	Invesco V.I. Health Care Fund-Series I Shares

•	Invesco V.I. International Growth Fund-Series II Shares

•	Invesco V.I. Managed Volatility Fund-Series II Shares

•	Invesco V.I. Mid Cap Core Equity Fund-Series II Shares

•	Invesco V.I. Small Cap Equity Fund-Series I Shares

ALPS Variable Investment Trust:

•	Morningstar Balanced ETF Asset Allocation Portfolio-Class II

•	Morningstar Conservative ETF Asset Allocation Portfolio-Class II

•	Morningstar Growth ETF Asset Allocation Portfolio-Class II

•	Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II

American Century Variable Portfolios, Inc.:

•	VP Capital Appreciation Fund-Class I

•	VP Large Company Value Fund-Class II

•	VP Mid Cap Value Fund-Class II

•	VP Ultra® Fund-Class II

BNY Mellon Investment Portfolios:

•	MidCap Stock Portfolio-Service Shares

•	Technology Growth Portfolio-Initial Shares

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS—CONTINUED

(1) ORGANIZATION—continued

BNY Mellon Stock Index Fund, Inc. – Service Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Service Shares

BNY Mellon Variable Investment Fund:

•	Appreciation Portfolio-Service Shares

•	Government Money Market Portfolio

Calamos® Advisors Trust:

•	Calamos® Growth and Income Portfolio

Davis Variable Account Fund, Inc.:

•	Davis Value Portfolio

Deutsche DWS Variable Series II:

•	DWS International Growth VIP-Class A

•	DWS Small Mid Cap Value VIP-Class B

Franklin Templeton Variable Insurance Products Trust:

•	Franklin Mutual Global Discovery VIP Fund-Class 2

•	Franklin Mutual Shares VIP Fund-Class 2

•	Franklin Small Cap Value VIP Fund-Class 2

•	Franklin U.S. Government Securities VIP Fund-Class 2

•	Templeton Foreign VIP Fund-Class 2

•	Templeton Global Bond VIP Fund-Class 2

Janus Aspen Series:

•	Janus Henderson VIT Balanced Portfolio-Service Shares

•	Janus Henderson VIT Enterprise Portfolio-Service Shares

•	Janus Henderson VIT Global Research Portfolio -Service Shares

•	Janus Henderson VIT Overseas Portfolio-Service Shares

•	Janus Henderson VIT Research Portfolio-Service Shares

Morgan Stanley Variable Insurance Fund, Inc.:

•	Core Plus Fixed Income Portfolio-Class I

•	Discovery Portfolio-Class I

•	U.S. Real Estate Portfolio-Class I

Neuberger Berman Advisers Management Trust:

•	Mid Cap Growth Portfolio-Class S

•	Sustainable Equity Portfolio-Class S

PIMCO Variable Insurance Trust:

•	PIMCO High Yield Portfolio-Administrative Class

•	PIMCO Real Return Portfolio-Administrative Class

•	PIMCO Total Return Portfolio-Administrative Class

Rydex Variable Trust:

•	Guggenheim Long Short Equity Fund

Wilshire Variable Insurance Trust:

•	Wilshire Global Allocation Fund

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS—CONTINUED

(1) ORGANIZATION—continued

AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Effective April 30, 2020, Invesco V.I. Mid Cap Growth Fund merged into Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund.

Dreyfus Investment Portfolios: Effective on or about June 3, 2019, Dreyfus Investment Portfolios was renamed BNY Mellon Investment Portfolios. There was no change in the names of the following funds: MidCap Stock Portfolio and Technology Growth Portfolio.

Dreyfus Stock Index Fund, Inc.: Effective on or about June 3, 2019, Dreyfus Stock Index Fund, Inc. was renamed BNY Mellon Stock Index Fund, Inc.

The Dreyfus Sustainable U.S. Equity Portfolio, Inc.: Effective on or about June 3, 2019, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. was renamed BNY Mellon Sustainable U.S. Equity Portfolio, Inc.

Dreyfus Variable Investment Fund: Effective on or about June 3, 2019, Dreyfus Variable Investment Fund was renamed BNY Mellon Variable Investment Fund. There was no change in the names of the following funds: Appreciation Portfolio, Government Money Market Portfolio, Growth and Income Portfolio, and Opportunistic Small Cap Portfolio.

Oppenheimer Variable Account Funds: On or about May 24, 2019, each fund of Oppenheimer Variable Account Funds merged into a corresponding, newly formed fund of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) listed below. Non-Service shares were re-designated as Series I Shares and Service shares were re-designated as Series II shares.

•	Oppenheimer Capital Appreciation Fund/VA merged into Invesco Oppenheimer V.I. Capital Appreciation Fund.

•	Oppenheimer Conservative Balanced Fund/VA merged into Invesco Oppenheimer V.I. Conservative Balanced Fund.

•	Oppenheimer Global Fund/VA merged into Invesco Oppenheimer V.I. Global Fund.

•	Oppenheimer Main Street Fund® /VA merged into Invesco Oppenheimer V.I. Main Street Fund®.

•	Oppenheimer Main Street Small Cap Fund/VA merged into Invesco Oppenheimer V.I. Main Street Small Cap Fund®.

Morgan Stanley Variable Insurance Fund, Inc.: Effective April 30, 2019, Mid Cap Growth Portfolio was renamed Discovery Portfolio.

Neuberger Berman Advisers Management Trust: Effective April 30, 2019, Guardian Portfolio was merged into Sustainable Equity Portfolio.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS—CONTINUED

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

Fair Value Measurements

Accounting standards for measuring fair value are based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:

Level 1 – Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis).

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets.

Level 3 – Valuations derived from market valuation techniques generally consistent with those used to estimate the fair values of Level 2 financial instruments in which one or more significant inputs are unobservable. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances.

The Account’s investments in the sub-accounts are valued in accordance with the fair value accounting standards hierarchy as Level 2. The Funds are not considered Level 1 as they are not traded in the open market; rather the Company purchases and redeems shares at net asset value with the Funds.

Investments

Investments are stated at fair value as determined by the closing net asset values of the respective portfolios. Net asset value is quoted by the fund company and is derived using the fair value of the underlying investments. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Income from dividends is recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis. The Account does not hold any investments that are restricted as to resale.

Net investment income (loss), net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract’s pro rata share of the assets of the Account as of the beginning of the valuation date.

Federal Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements as the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

Net Assets Attributable to Variable Annuity Contract Holders

The variable annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS—CONTINUED

(3) DEDUCTIONS AND EXPENSES

Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-accounts, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses.

Under each contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. These fees are equal on an annual basis to a percentage of the daily value of the total investments of the Account. In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer enhanced contracts.

The following schedule lists aggregate fees deducted by contract type for the year ended December 31, 2020:

2.00% Series Contracts	$55,965
1.95% Series Contracts	39,034
1.80% Series Contracts	19,868
1.75% Series Contracts	83,570
1.70% Series Contracts	11,050
1.65% Series Contracts	109,317
1.55% Series Contracts	133,318
1.50% Series Contracts	34,512
1.45% Series Contracts	31,020
1.40% Series Contracts	740,222
1.25% Series Contracts	1,849,031
1.00% Series Contracts	49,609

$3,156,516

Pursuant to an administrative agreement between GAFRI and the Company, GAFRI subsidiaries provide sales and administrative services to the Company and the Account. The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage ranges from 0% to a maximum of 9.0% depending on the product and based upon the number of years the purchase payment has been held.

In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee ranging from $30 to $40 per contract. These fees totaled $126,144 for the year ended December 31, 2020.

(4) OTHER

Other Transactions with Affiliates

Great American Advisors, Inc. (GAA), an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company. All commissions and amounts paid to GAA for acting as underwriter are paid by the Company.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS—CONTINUED

(4) OTHER (continued)

Subsequent Events

Management of the Account has evaluated all other events occurring after December 31, 2020 through April 26, 2021, the date the financial statements were available to be issued, to determine whether any event required either recognition or disclosure in the financial statements. AFG announced on January 27, 2021, that it entered into a definitive agreement to sell the Company’s parent, GALIC, a wholly owned subsidiary of GAFRI, to Massachusetts Mutual Life Insurance Company for $3.5 billion in cash, subject to final closing adjustments. The sale includes the Company and the parent’s other insurance subsidiary. The agreement is expected to close in the second quarter of 2021.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS—CONTINUED

(5) PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES

The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the periods ended (refer to the 2020 Statements of Changes in Net Assets for applicable periods) December 31, 2020, are as follows:

	2020
	Cost of Purchases	Proceeds from Sales
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio—Class B	$39,016	$37,872
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series II Shares	1,726,288	1,161,587
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series II Shares	68,202	134,723
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series II Shares	5,378,222	584,415
Invesco Oppenheimer V.I. Global Fund-Series II Shares	512,287	1,338,065
Invesco Oppenheimer V.I. Main Street Fund®-Series II Shares	548,146	869,317
Invesco Oppenheimer V.I. Main Street Small Cap Fund®-Series II Shares	297,997	765,784
Invesco V.I. American Value Fund-Series I Shares Fund	284,252	516,030
Invesco V.I. Comstock Fund-Series I Shares	620,505	692,474
Invesco V.I. Core Equity Fund-Series I Shares	123,098	52,804
Invesco V.I. Diversified Dividend Fund-Series I Shares	34,140	41,997
Invesco V.I. Global Real Estate Fund-Series II Shares	560,460	785,780
Invesco V.I. Government Securities Fund-Series II Shares	73,795	20,715
Invesco V.I. Health Care Fund-Series I Shares	40,076	121,750
Invesco V.I. International Growth Fund-Series II Shares	168,477	204,253
Invesco V.I. Managed Volatility Fund-Series II Shares	46,392	118,290
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares	712,329	269,274
Invesco V.I. Mid Cap Growth Fund-Series II Shares	1,623,571	5,390,242
Invesco V.I. Small Cap Equity Fund-Series I Shares	548,499	669,962
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	769,790	1,248,205
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	503,705	242,213
Morningstar Growth ETF Asset Allocation Portfolio-Class II	1,406,767	3,109,142
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	289,336	595,688
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	385,147	506,261
VP Large Company Value Fund-Class II	468,153	625,334
VP Mid Cap Value Fund-Class II	327,356	1,049,099
VP Ultra® Fund-Class II	61,233	38,657
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	27,799	43,960
Technology Growth Portfolio-Initial Shares	236,626	130,315
BNY Mellon Stock Index Fund, Inc.—Service Shares	3,353,447	3,787,795
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.—Service Shares	173,413	635,910
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Service Shares	79,763	175,537
Government Money Market Portfolio	1,509,052	1,554,741
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	114,733	282,267
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	479,937	769,138
Deutsche DWS Variable Series II:
DWS International Growth VIP-Class A	245,975	68,684
DWS Small Mid Cap Value VIP-Class B	51,200	58,076
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2	277,497	566,216
Franklin Mutual Shares VIP Fund -Class 2	196,629	298,994
Franklin Small Cap Value VIP Fund -Class 2	396,994	301,462
Franklin U.S. Government Securities VIP Fund -Class 2	610,721	326,546
Templeton Foreign VIP Fund -Class 2	463,341	660,374
Templeton Global Bond VIP Fund -Class 2	633,684	530,098

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS—CONTINUED

(5) PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES—Continued

The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the periods ended (refer to the 2020 Statements of Changes in Net Assets for applicable periods) December 31, 2020, are as follows:

	2020
	Cost of Purchases	Proceeds from Sales
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares	$693,063	$1,247,242
Janus Henderson VIT Enterprise Portfolio-Service Shares	1,038,253	866,470
Janus Henderson VIT Global Research Portfolio-Service Shares	10,081	1,385
Janus Henderson VIT Overseas Portfolio-Service Shares	515,438	1,164,131
Janus Henderson VIT Research Portfolio-Service Shares	1,141,326	841,708
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio—Class I	201,360	257,099
Discovery Portfolio—Class I	945,368	997,288
U.S. Real Estate Portfolio—Class I	179,876	209,445
Neuberger Berman Advisers Management Trust:
Mid Cap Growth Portfolio-Class S	21,149	22,373
Sustainable Equity Portfolio-Class S	201,534	358,439
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio—Administrative Class	456,744	577,664
PIMCO Real Return Portfolio—Administrative Class	425,325	1,454,795
PIMCO Total Return Portfolio—Administrative Class	1,826,248	2,069,292
Rydex Variable Trust:
Guggenheim Long Short Equity Fund	18,018	25,029
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	177,584	89,766

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS—CONTINUED

(6) CHANGES IN UNITS OUTSTANDING

	Units Outstanding 1/1/2020	Units Purchased	Units Redeemed	Units Outstanding 12/31/2020
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio—Class B—1.95% series contract	0.000	90.336	90.336	0.000
AB International Value Portfolio—Class B—1.80% series contract	763.782	60.971	0.000	824.753
AB International Value Portfolio—Class B—1.75% series contract	9.313	0.000	0.043	9.270
AB International Value Portfolio—Class B—1.65% series contract	9.316	0.000	0.042	9.274
AB International Value Portfolio—Class B—1.55% series contract	4,850.216	667.414	129.326	5,388.304
AB International Value Portfolio—Class B—1.50% series contract	1,586.056	116.041	0.000	1,702.097
AB International Value Portfolio—Class B—1.45% series contract	2,007.430	71.350	8.175	2,070.605
AB International Value Portfolio—Class B—1.25% series contract	81,911.175	5,183.166	5,468.965	81,625.376
AB International Value Portfolio—Class B—1.00% series contract	2,033.618	32.070	263.972	1,801.716
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series II Shares—2.00% series contract	1,648.055	13.981	70.886	1,591.150
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series II Shares—1.80% series contract	2,489.259	40.018	0.189	2,529.088
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series II Shares—1.75% series contract	1,827.663	161.606	1.320	1,987.949
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series II Shares—1.70% series contract	77.093	0.000	0.127	76.966
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series II Shares—1.65% series contract *	7,871.858	189.725	0.381	8,061.202
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series II Shares—1.65% series contract	378.997	899.627	52.768	1,225.856
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series II Shares—1.55% series contract	18,044.637	632.197	4,475.643	14,201.191
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series II Shares—1.50% series contract	3,864.728	138.154	296.089	3,706.793
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series II Shares—1.45% series contract	3,502.146	51.512	15.433	3,538.225
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series II Shares—1.40% series contract	30,426.655	883.487	2,561.321	28,748.821
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series II Shares—1.25% series contract	279,083.038	15,630.524	35,696.391	259,017.171
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series II Shares—1.00% series contract	14,846.948	1,865.403	4,251.681	12,460.670
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series II Shares—1.75% series contract	9.318	0.000	0.044	9.274
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series II Shares—1.70% series contract	18.137	0.000	1.202	16.935
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series II Shares—1.65% series contract *	284.176	0.000	15.639	268.537
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series II Shares—1.65% series contract	3,844.098	20.037	6.048	3,858.087
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series II Shares—1.55% series contract	9.720	0.000	0.043	9.677
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series II Shares—1.40% series contract	40,156.812	1,166.363	5,462.946	35,860.229
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series II Shares—1.25% series contract	22,979.224	1,165.811	2,568.167	21,576.868
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series II Shares—1.00% series contract	9.145	0.000	0.053	9.092
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series II Shares—2.00% series contract	0.000	3,574.081	0.000	3,574.081
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series II Shares—1.80% series contract	0.000	3,208.002	26.827	3,181.175
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series II Shares—1.75% series contract	0.000	57.059	0.711	56.348
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series II Shares—1.70% series contract	0.000	491.639	0.410	491.229
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series II Shares—1.65% series contract	0.000	5,821.495	161.682	5,659.813
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series II Shares—1.55% series contract	0.000	16,966.179	2,786.362	14,179.817
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series II Shares—1.50% series contract	0.000	12,503.159	1.459	12,501.700
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series II Shares—1.45% series contract	0.000	5,124.715	20.608	5,104.107
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series II Shares—1.40% series contract	0.000	124,251.347	7,752.445	116,498.902
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series II Shares—1.25% series contract	0.000	363,795.185	35,976.731	327,818.454
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series II Shares—1.00% series contract	0.000	12,271.941	1,994.286	10,277.655
Invesco Oppenheimer V.I. Global Fund-Series II Shares—2.00% series contract	3,343.324	14.520	3,357.844	0.000
Invesco Oppenheimer V.I. Global Fund-Series II Shares—1.95% series contract	2,988.200	26.190	3,014.390	0.000
Invesco Oppenheimer V.I. Global Fund-Series II Shares—1.80% series contract **	3,403.472	274.741	1,382.859	2,295.354
Invesco Oppenheimer V.I. Global Fund-Series II Shares—1.80% series contract	202.551	0.000	202.551	0.000
Invesco Oppenheimer V.I. Global Fund-Series II Shares—1.75% series contract	4,088.355	20.296	4,099.407	9.244
Invesco Oppenheimer V.I. Global Fund-Series II Shares—1.70% series contract	53.749	0.000	0.000	53.749
Invesco Oppenheimer V.I. Global Fund-Series II Shares—1.65% series contract *	4,452.033	109.104	637.696	3,923.441
Invesco Oppenheimer V.I. Global Fund-Series II Shares—1.65% series contract	1,629.493	2.833	1,493.733	138.593
Invesco Oppenheimer V.I. Global Fund-Series II Shares—1.55% series contract	4,285.255	55.788	246.831	4,094.212
Invesco Oppenheimer V.I. Global Fund-Series II Shares—1.50% series contract	4,529.408	336.641	667.997	4,198.052
Invesco Oppenheimer V.I. Global Fund-Series II Shares—1.40% series contract	50,027.109	1,446.362	17,089.274	34,384.197
Invesco Oppenheimer V.I. Global Fund-Series II Shares—1.25% series contract	176,412.720	15,160.982	16,997.320	174,576.382
Invesco Oppenheimer V.I. Global Fund-Series II Shares—1.00% series contract	4,841.823	577.027	1,514.802	3,904.048
Invesco Oppenheimer V.I. Main Street Fund®-Series II Shares—1.80% series contract	478.145	2.740	480.885	0.000
Invesco Oppenheimer V.I. Main Street Fund®-Series II Shares—1.75% series contract	9.284	0.000	0.044	9.240
Invesco Oppenheimer V.I. Main Street Fund®-Series II Shares—1.70% series contract	7.637	0.000	0.000	7.637
Invesco Oppenheimer V.I. Main Street Fund®-Series II Shares—1.65% series contract *	869.038	86.860	136.235	819.663
Invesco Oppenheimer V.I. Main Street Fund®-Series II Shares—1.65% series contract	893.658	106.047	57.399	942.306
Invesco Oppenheimer V.I. Main Street Fund®-Series II Shares—1.55% series contract	1,982.711	6.299	183.115	1,805.895
Invesco Oppenheimer V.I. Main Street Fund®-Series II Shares—1.40% series contract	59,961.670	1,826.609	6,879.359	54,908.920
Invesco Oppenheimer V.I. Main Street Fund®-Series II Shares—1.25% series contract	129,253.443	4,845.431	29,886.032	104,212.842
Invesco Oppenheimer V.I. Main Street Fund®-Series II Shares—1.00% series contract	757.046	91.090	555.819	292.317
Invesco Oppenheimer V.I. Main Street Small Cap Fund®-Series II Shares—1.80% series contract	2,335.061	1.572	392.995	1,943.638
Invesco Oppenheimer V.I. Main Street Small Cap Fund®-Series II Shares—1.75% series contract	307.563	55.010	0.043	362.530
Invesco Oppenheimer V.I. Main Street Small Cap Fund®-Series II Shares—1.70% series contract	549.011	2.940	313.183	238.768
Invesco Oppenheimer V.I. Main Street Small Cap Fund®-Series II Shares—1.65% series contract *	137.993	0.000	7.350	130.643
Invesco Oppenheimer V.I. Main Street Small Cap Fund®-Series II Shares—1.65% series contract	230.653	15.139	20.028	225.764
Invesco Oppenheimer V.I. Main Street Small Cap Fund®-Series II Shares—1.55% series contract	3,378.588	48.400	96.621	3,330.367
Invesco Oppenheimer V.I. Main Street Small Cap Fund®-Series II Shares—1.50% series contract	2,063.260	29.604	457.229	1,635.635
Invesco Oppenheimer V.I. Main Street Small Cap Fund®-Series II Shares—1.40% series contract	61,040.625	1,847.511	10,654.702	52,233.434
Invesco Oppenheimer V.I. Main Street Small Cap Fund®-Series II Shares—1.25% series contract	82,030.229	9,775.494	13,574.078	78,231.645
Invesco Oppenheimer V.I. Main Street Small Cap Fund®-Series II Shares—1.00% series contract	1,143.831	263.099	41.624	1,365.306
Invesco V.I. American Value Fund-Series I Shares Fund—1.80% series contract	1,730.873	25.688	100.806	1,655.755
Invesco V.I. American Value Fund-Series I Shares Fund—1.75% series contract	887.451	148.705	0.044	1,036.112
Invesco V.I. American Value Fund-Series I Shares Fund—1.70% series contract	303.952	0.000	0.000	303.952
Invesco V.I. American Value Fund-Series I Shares Fund—1.65% series contract *	5,085.325	1,958.221	1,900.123	5,143.423
Invesco V.I. American Value Fund-Series I Shares Fund—1.65% series contract	3,900.064	4.990	30.529	3,874.525
Invesco V.I. American Value Fund-Series I Shares Fund—1.55% series contract	3,759.712	398.930	88.044	4,070.598
Invesco V.I. American Value Fund-Series I Shares Fund—1.50% series contract	4,329.165	353.972	354.553	4,328.584
Invesco V.I. American Value Fund-Series I Shares Fund—1.45% series contract	843.185	15.621	0.764	858.042
Invesco V.I. American Value Fund-Series I Shares Fund—1.40% series contract	53,466.098	1,484.169	6,452.397	48,497.870
Invesco V.I. American Value Fund-Series I Shares Fund—1.25% series contract	92,417.060	6,810.456	13,154.538	86,072.978
Invesco V.I. American Value Fund-Series I Shares Fund—1.00% series contract	4,392.273	3,580.799	2,101.748	5,871.324
Invesco V.I. Comstock Fund-Series I Shares—2.00% series contract	13,503.239	2,748.812	974.403	15,277.648
Invesco V.I. Comstock Fund-Series I Shares—1.95% series contract	11,124.914	2,333.691	1,119.884	12,338.721
Invesco V.I. Comstock Fund-Series I Shares—1.80% series contract	394.400	2.862	397.262	0.000
Invesco V.I. Comstock Fund-Series I Shares—1.75% series contract	23,389.825	4,251.030	5,226.170	22,414.685
Invesco V.I. Comstock Fund-Series I Shares—1.70% series contract	458.406	0.000	0.000	458.406
Invesco V.I. Comstock Fund-Series I Shares—1.65% series contract	17,700.680	2,418.985	2,330.516	17,789.149
Invesco V.I. Comstock Fund-Series I Shares—1.55% series contract	3,985.536	159.777	757.692	3,387.621
Invesco V.I. Comstock Fund-Series I Shares—1.50% series contract	1,506.143	110.965	14.781	1,602.327
Invesco V.I. Comstock Fund-Series I Shares—1.40% series contract	142,821.792	4,356.135	19,605.221	127,572.706
Invesco V.I. Comstock Fund-Series I Shares—1.25% series contract	126,464.777	11,536.963	12,099.128	125,902.612
Invesco V.I. Comstock Fund-Series I Shares—1.00% series contract	1,337.492	244.019	164.412	1,417.099

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS—CONTINUED

(6) CHANGES IN UNITS OUTSTANDING—continued

	Units Outstanding 1/1/2020	Units Purchased	Units Redeemed	Units Outstanding 12/31/2020
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. Core Equity Fund-Series I Shares—1.80% series contract	829.786	0.000	13.046	816.740
Invesco V.I. Core Equity Fund-Series I Shares—1.70% series contract	6.505	0.000	0.000	6.505
Invesco V.I. Core Equity Fund-Series I Shares—1.65% series contract	2,818.565	16.517	208.053	2,627.029
Invesco V.I. Core Equity Fund-Series I Shares—1.40% series contract	21,180.982	466.038	2,114.284	19,532.736
Invesco V.I. Diversified Dividend Fund-Series I Shares—1.70% series contract	121.492	7.231	0.087	128.636
Invesco V.I. Diversified Dividend Fund-Series I Shares—1.65% series contract	2,382.662	155.362	14.146	2,523.878
Invesco V.I. Diversified Dividend Fund-Series I Shares—1.40% series contract	17,322.250	666.178	2,052.105	15,936.323
Invesco V.I. Global Real Estate Fund-Series II Shares—2.00% series contract	8,440.418	2,572.096	8,401.157	2,611.357
Invesco V.I. Global Real Estate Fund-Series II Shares—1.95% series contract	6,646.715	1,357.160	8,003.875	0.000
Invesco V.I. Global Real Estate Fund-Series II Shares—1.80% series contract	4,143.162	764.633	1,121.281	3,786.514
Invesco V.I. Global Real Estate Fund-Series II Shares—1.75% series contract	9,820.513	1,757.374	11,378.275	199.612
Invesco V.I. Global Real Estate Fund-Series II Shares—1.65% series contract	8,706.402	451.401	3,498.779	5,659.024
Invesco V.I. Global Real Estate Fund-Series II Shares—1.55% series contract	13,596.766	924.250	2,750.865	11,770.151
Invesco V.I. Global Real Estate Fund-Series II Shares—1.50% series contract	6,471.578	1,155.352	1,281.827	6,345.103
Invesco V.I. Global Real Estate Fund-Series II Shares—1.45% series contract	1,503.364	37.296	6.853	1,533.807
Invesco V.I. Global Real Estate Fund-Series II Shares—1.25% series contract	305,314.841	22,208.019	34,543.739	292,979.121
Invesco V.I. Global Real Estate Fund-Series II Shares—1.00% series contract	9,725.680	1,135.420	3,359.598	7,501.502
Invesco V.I. Government Securities Fund-Series II Shares—1.70% series contract	333.696	1,573.106	49.539	1,857.263
Invesco V.I. Government Securities Fund-Series II Shares—1.65% series contract	6,638.463	214.394	140.807	6,712.050
Invesco V.I. Government Securities Fund-Series II Shares—1.40% series contract	24,507.406	3,350.794	1,249.431	26,608.769
Invesco V.I. Health Care Fund-Series I Shares—1.70% series contract	148.839	1.360	5.760	144.439
Invesco V.I. Health Care Fund-Series I Shares—1.65% series contract	1,738.945	13.910	0.175	1,752.680
Invesco V.I. Health Care Fund-Series I Shares—1.40% series contract	24,241.863	625.499	3,124.774	21,742.588
Invesco V.I. International Growth Fund-Series II Shares—2.00% series contract	0.000	67.000	67.000	0.000
Invesco V.I. International Growth Fund-Series II Shares—1.80% series contract	382.390	2.235	384.625	0.000
Invesco V.I. International Growth Fund-Series II Shares—1.75% series contract	3,151.945	241.677	20.137	3,373.485
Invesco V.I. International Growth Fund-Series II Shares—1.65% series contract	1,602.462	266.086	208.525	1,660.023
Invesco V.I. International Growth Fund-Series II Shares—1.55% series contract	743.307	0.000	0.042	743.265
Invesco V.I. International Growth Fund-Series II Shares—1.50% series contract	700.830	29.336	195.689	534.477
Invesco V.I. International Growth Fund-Series II Shares—1.25% series contract	163,061.798	6,508.002	14,804.324	154,765.476
Invesco V.I. International Growth Fund-Series II Shares—1.00% series contract	2,941.416	182.389	248.873	2,874.932
Invesco V.I. Managed Volatility Fund-Series II Shares—1.65% series contract	1,157.315	0.000	872.658	284.657
Invesco V.I. Managed Volatility Fund-Series II Shares—1.40% series contract	35,119.553	781.003	3,794.493	32,106.063
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares—2.00% series contract	8,634.236	1,164.915	878.952	8,920.199
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares—1.95% series contract	7,048.630	869.143	860.682	7,057.091
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares—1.80% series contract	1,094.740	2.345	360.971	736.114
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares—1.75% series contract	9,591.552	1,104.525	800.194	9,895.883
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares—1.65% series contract *	9.262	0.000	0.042	9.220
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares—1.65% series contract	1,629.569	0.001	10.373	1,619.197
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares—1.55% series contract	3,722.774	130.812	0.042	3,853.544
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares—1.50% series contract	1,485.281	50.690	11.208	1,524.763
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares—1.40% series contract	19,421.159	603.818	624.587	19,400.390
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares—1.25% series contract	99,305.824	7,902.220	12,569.591	94,638.453
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares—1.00% series contract	1,542.137	123.162	465.243	1,200.056
Invesco V.I. Mid Cap Growth Fund-Series II Shares—2.00% series contract	1,921.190	0.000	1,921.190	0.000
Invesco V.I. Mid Cap Growth Fund-Series II Shares—1.80% series contract	1,669.588	10.313	1,679.901	0.000
Invesco V.I. Mid Cap Growth Fund-Series II Shares—1.75% series contract	30.927	0.000	30.927	0.000
Invesco V.I. Mid Cap Growth Fund-Series II Shares—1.70% series contract	257.873	0.000	257.873	0.000
Invesco V.I. Mid Cap Growth Fund-Series II Shares—1.65% series contract	3,149.264	0.000	3,149.264	0.000
Invesco V.I. Mid Cap Growth Fund-Series II Shares—1.55% series contract	9,572.052	78.009	9,650.061	0.000
Invesco V.I. Mid Cap Growth Fund-Series II Shares—1.50% series contract	6,364.813	49.995	6,414.808	0.000
Invesco V.I. Mid Cap Growth Fund-Series II Shares—1.45% series contract	2,592.285	16.246	2,608.531	0.000
Invesco V.I. Mid Cap Growth Fund-Series II Shares—1.40% series contract	62,988.715	448.207	63,436.922	0.000
Invesco V.I. Mid Cap Growth Fund-Series II Shares—1.25% series contract	181,126.197	1,400.479	182,526.676	0.000
Invesco V.I. Mid Cap Growth Fund-Series II Shares—1.00% series contract	6,033.897	43.410	6,077.307	0.000
Invesco V.I. Small Cap Equity Fund-Series I Shares—2.00% series contract	1,011.632	41.211	72.557	980.286
Invesco V.I. Small Cap Equity Fund-Series I Shares—1.80% series contract *	1,865.875	402.131	1,187.268	1,080.738
Invesco V.I. Small Cap Equity Fund-Series I Shares—1.80% series contract	403.261	0.000	403.261	0.000
Invesco V.I. Small Cap Equity Fund-Series I Shares—1.75% series contract	948.412	34.666	20.432	962.646
Invesco V.I. Small Cap Equity Fund-Series I Shares—1.70% series contract	2,271.350	101.804	728.052	1,645.102
Invesco V.I. Small Cap Equity Fund-Series I Shares—1.65% series contract *	4,380.915	347.298	1,070.344	3,657.869
Invesco V.I. Small Cap Equity Fund-Series I Shares—1.65% series contract	3,066.248	6.414	291.736	2,780.926
Invesco V.I. Small Cap Equity Fund-Series I Shares—1.55% series contract	5,687.200	327.320	1,579.708	4,434.812
Invesco V.I. Small Cap Equity Fund-Series I Shares—1.50% series contract	3,361.794	514.783	485.556	3,391.021
Invesco V.I. Small Cap Equity Fund-Series I Shares—1.45% series contract	866.937	33.617	0.253	900.301
Invesco V.I. Small Cap Equity Fund-Series I Shares—1.40% series contract	35,494.440	1,855.289	6,965.898	30,383.831
Invesco V.I. Small Cap Equity Fund-Series I Shares—1.25% series contract	141,200.659	10,762.224	20,314.186	131,648.697
Invesco V.I. Small Cap Equity Fund-Series I Shares—1.00% series contract	6,435.351	534.409	1,890.383	5,079.377
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II—2.00% series contract	1,767.547	136.262	0.000	1,903.809
Morningstar Balanced ETF Asset Allocation Portfolio-Class II—1.80% series contract	717.148	0.000	0.000	717.148
Morningstar Balanced ETF Asset Allocation Portfolio-Class II—1.75% series contract	1,234.742	0.000	255.165	979.577
Morningstar Balanced ETF Asset Allocation Portfolio-Class II—1.70% series contract	2,165.868	94.880	89.723	2,171.025
Morningstar Balanced ETF Asset Allocation Portfolio-Class II—1.65% series contract *	38,573.952	2,020.432	3,820.282	36,774.102
Morningstar Balanced ETF Asset Allocation Portfolio-Class II—1.65% series contract	1,221.452	0.000	35.976	1,185.476
Morningstar Balanced ETF Asset Allocation Portfolio-Class II—1.55% series contract	75,219.310	10,941.718	9,790.853	76,370.175
Morningstar Balanced ETF Asset Allocation Portfolio-Class II—1.45% series contract	14,848.374	83.933	324.524	14,607.783
Morningstar Balanced ETF Asset Allocation Portfolio-Class II—1.40% series contract	66,025.904	1,849.463	8,156.438	59,718.929
Morningstar Balanced ETF Asset Allocation Portfolio-Class II—1.25% series contract	572,305.779	27,167.862	63,288.439	536,185.202
Morningstar Balanced ETF Asset Allocation Portfolio-Class II—1.00% series contract	17,684.021	69.692	4,147.556	13,606.157
Morningstar Conservative ETF Asset Allocation Portfolio-Class II—1.75% series contract	8,628.985	0.000	140.838	8,488.147
Morningstar Conservative ETF Asset Allocation Portfolio-Class II—1.65% series contract *	1,407.745	0.000	11.868	1,395.877
Morningstar Conservative ETF Asset Allocation Portfolio-Class II—1.65% series contract	1,710.991	165.321	142.173	1,734.139
Morningstar Conservative ETF Asset Allocation Portfolio-Class II—1.55% series contract	9,631.988	225.333	193.752	9,663.569
Morningstar Conservative ETF Asset Allocation Portfolio-Class II—1.50% series contract	286.679	0.000	286.679	0.000
Morningstar Conservative ETF Asset Allocation Portfolio-Class II—1.45% series contract	9,987.627	172.270	374.465	9,785.432
Morningstar Conservative ETF Asset Allocation Portfolio-Class II—1.40% series contract	4,573.196	252.808	918.311	3,907.693
Morningstar Conservative ETF Asset Allocation Portfolio-Class II—1.25% series contract	156,315.072	14,512.344	15,784.937	155,042.479
Morningstar Conservative ETF Asset Allocation Portfolio-Class II—1.00% series contract	108.123	22,306.310	78.722	22,335.711

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS—CONTINUED

(6) CHANGES IN UNITS OUTSTANDING—continued

	Units Outstanding 1/1/2020	Units Purchased	Units Redeemed	Units Outstanding 12/31/2020
ALPS Variable Investment Trust:
Morningstar Growth ETF Asset Allocation Portfolio-Class II—1.75% series contract	5,363.065	0.000	0.043	5,363.022
Morningstar Growth ETF Asset Allocation Portfolio-Class II—1.70% series contract	15.737	0.000	0.000	15.737
Morningstar Growth ETF Asset Allocation Portfolio-Class II—1.65% series contract *	77,076.866	2,149.624	4,877.363	74,349.127
Morningstar Growth ETF Asset Allocation Portfolio-Class II—1.65% series contract	6,684.206	127.098	1,257.800	5,553.504
Morningstar Growth ETF Asset Allocation Portfolio-Class II—1.55% series contract	158,169.450	6,858.926	18,980.847	146,047.529
Morningstar Growth ETF Asset Allocation Portfolio-Class II—1.50% series contract	7,987.803	1,749.927	878.013	8,859.717
Morningstar Growth ETF Asset Allocation Portfolio-Class II—1.45% series contract	44,290.749	732.473	840.530	44,182.692
Morningstar Growth ETF Asset Allocation Portfolio-Class II—1.40% series contract	15,529.547	4,565.361	451.129	19,643.779
Morningstar Growth ETF Asset Allocation Portfolio-Class II—1.25% series contract	1,136,796.992	28,820.081	170,376.265	995,240.808
Morningstar Growth ETF Asset Allocation Portfolio-Class II—1.00% series contract	18,646.042	423.042	16,626.648	2,442.436
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II—2.00% series contract	1,751.348	145.881	0.000	1,897.229
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II—1.75% series contract	16,678.528	320.146	892.244	16,106.430
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II—1.65% series contract *	47,363.502	617.578	13,003.782	34,977.298
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II—1.65% series contract	7.442	0.000	0.156	7.286
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II—1.55% series contract	9,498.180	118.531	3,039.607	6,577.104
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II—1.50% series contract	2,180.496	7.686	574.412	1,613.770
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II—1.45% series contract	25,982.194	1,608.087	599.546	26,990.735
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II—1.40% series contract	33,922.960	230.443	4,035.452	30,117.951
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II—1.25% series contract	272,187.117	10,349.099	21,418.516	261,117.700
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II—1.00% series contract	3,205.303	2.133	357.959	2,849.477
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I—1.75% series contract	780.289	0.000	185.040	595.249
VP Capital Appreciation Fund-Class I—1.70% series contract	332.932	3.062	0.000	335.994
VP Capital Appreciation Fund-Class I—1.65% series contract	6,254.996	2,213.449	65.233	8,403.212
VP Capital Appreciation Fund-Class I—1.55% series contract	652.668	0.000	0.390	652.278
VP Capital Appreciation Fund-Class I—1.50% series contract	861.180	0.000	297.264	563.916
VP Capital Appreciation Fund-Class I—1.45% series contract	119.214	0.000	0.849	118.365
VP Capital Appreciation Fund-Class I—1.40% series contract	78,550.467	2,556.688	13,730.798	67,376.357
VP Capital Appreciation Fund-Class I—1.25% series contract	62,589.540	5,054.558	17,422.251	50,221.847
VP Capital Appreciation Fund-Class I—1.00% series contract	736.865	79.092	1.385	814.572
VP Large Company Value Fund-Class II—2.00% series contract	2,085.980	72.147	70.691	2,087.436
VP Large Company Value Fund-Class II—1.80% series contract	5,005.997	366.074	1,222.627	4,149.444
VP Large Company Value Fund-Class II—1.75% series contract	9.222	0.000	0.044	9.178
VP Large Company Value Fund-Class II—1.70% series contract	1,794.544	113.519	71.026	1,837.037
VP Large Company Value Fund-Class II—1.65% series contract *	5,981.836	321.555	445.766	5,857.625
VP Large Company Value Fund-Class II—1.65% series contract	407.018	9.313	9.188	407.143
VP Large Company Value Fund-Class II—1.55% series contract	13,985.021	533.516	3,131.163	11,387.374
VP Large Company Value Fund-Class II—1.50% series contract	4,211.801	763.662	49.724	4,925.739
VP Large Company Value Fund-Class II—1.45% series contract	90.325	0.000	0.643	89.682
VP Large Company Value Fund-Class II—1.40% series contract	33,183.616	1,420.453	2,900.510	31,703.559
VP Large Company Value Fund-Class II—1.25% series contract	276,836.186	21,941.154	27,843.104	270,934.236
VP Large Company Value Fund-Class II—1.00% series contract	8,886.593	840.968	2,880.743	6,846.818
VP Mid Cap Value Fund-Class II—2.00% series contract	989.749	48.530	77.310	960.969
VP Mid Cap Value Fund-Class II—1.95% series contract	0.000	2.271	2.271	0.000
VP Mid Cap Value Fund-Class II—1.80% series contract	2,794.858	367.778	931.165	2,231.471
VP Mid Cap Value Fund-Class II—1.75% series contract	913.369	24.931	117.185	821.115
VP Mid Cap Value Fund-Class II—1.70% series contract	1,218.907	56.489	397.974	877.422
VP Mid Cap Value Fund-Class II—1.65% series contract *	5,082.773	304.518	387.656	4,999.635
VP Mid Cap Value Fund-Class II—1.65% series contract	334.172	6.849	6.566	334.455
VP Mid Cap Value Fund-Class II—1.55% series contract	11,454.329	351.420	3,065.562	8,740.187
VP Mid Cap Value Fund-Class II—1.50% series contract	4,475.527	657.200	400.810	4,731.917
VP Mid Cap Value Fund-Class II—1.40% series contract	18,809.191	786.164	4,966.740	14,628.615
VP Mid Cap Value Fund-Class II—1.25% series contract	158,463.218	10,987.528	26,638.424	142,812.322
VP Mid Cap Value Fund-Class II—1.00% series contract	11,203.926	675.839	6,773.922	5,105.843
VP Ultra® Fund-Class II—1.70% series contract	1,739.134	64.223	128.788	1,674.569
VP Ultra® Fund-Class II—1.65% series contract	380.931	84.968	5.408	460.491
VP Ultra® Fund-Class II—1.40% series contract	6,116.014	913.227	1,111.511	5,917.730
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares—1.75% series contract	9.253	0.000	0.043	9.210
MidCap Stock Portfolio-Service Shares—1.65% series contract *	2,607.344	52.281	0.042	2,659.583
MidCap Stock Portfolio-Service Shares—1.65% series contract	29.063	1.711	19.871	10.903
MidCap Stock Portfolio-Service Shares—1.55% series contract	9.652	5.082	0.041	14.693
MidCap Stock Portfolio-Service Shares—1.50% series contract	563.042	113.900	0.000	676.942
MidCap Stock Portfolio-Service Shares—1.45% series contract	35.903	0.000	0.256	35.647
MidCap Stock Portfolio-Service Shares—1.40% series contract	3,029.155	327.742	1,284.173	2,072.724
MidCap Stock Portfolio-Service Shares—1.25% series contract	7,761.492	1,108.527	1,147.173	7,722.846
MidCap Stock Portfolio-Service Shares—1.00% series contract	274.270	70.750	23.363	321.657
Technology Growth Portfolio-Initial Shares—1.70% series contract	379.071	20.356	16.041	383.386
Technology Growth Portfolio-Initial Shares—1.65% series contract	541.067	1,424.973	2.774	1,963.266
Technology Growth Portfolio-Initial Shares—1.40% series contract	14,884.552	1,966.807	2,598.328	14,253.031
BNY Mellon Stock Index Fund, Inc.—Service Shares—2.00% series contract	16,371.784	1,119.125	4,987.872	12,503.037
BNY Mellon Stock Index Fund, Inc.—Service Shares—1.95% series contract	13,353.491	896.743	4,647.352	9,602.882
BNY Mellon Stock Index Fund, Inc.—Service Shares—1.80% series contract **	2,740.084	156.835	686.016	2,210.903
BNY Mellon Stock Index Fund, Inc.—Service Shares—1.80% series contract	618.541	0.000	9.549	608.992
BNY Mellon Stock Index Fund, Inc.—Service Shares—1.75% series contract	22,888.887	1,235.224	6,413.319	17,710.792
BNY Mellon Stock Index Fund, Inc.—Service Shares—1.70% series contract	703.995	23.139	17.113	710.021
BNY Mellon Stock Index Fund, Inc.—Service Shares—1.65% series contract *	4,542.584	196.192	1,272.403	3,466.373
BNY Mellon Stock Index Fund, Inc.—Service Shares—1.65% series contract	2,957.156	65.133	147.568	2,874.721
BNY Mellon Stock Index Fund, Inc.—Service Shares—1.55% series contract	25,710.050	1,790.656	4,998.291	22,502.415
BNY Mellon Stock Index Fund, Inc.—Service Shares—1.50% series contract	8,622.455	552.027	600.605	8,573.877
BNY Mellon Stock Index Fund, Inc.—Service Shares—1.45% series contract	12,695.726	175.232	22.268	12,848.690
BNY Mellon Stock Index Fund, Inc.—Service Shares—1.40% series contract	322,325.088	12,749.011	30,798.228	304,275.871
BNY Mellon Stock Index Fund, Inc.—Service Shares—1.25% series contract	559,264.912	37,750.092	81,216.305	515,798.699
BNY Mellon Stock Index Fund, Inc.—Service Shares—1.00% series contract	26,828.140	7,294.810	7,877.854	26,245.096
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.—Service Shares—1.80% series contract	338.147	0.000	0.000	338.147
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.—Service Shares—1.75% series contract	9.234	0.000	0.043	9.191
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.—Service Shares—1.70% series contract	142.371	0.000	0.000	142.371
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.—Service Shares—1.65% series contract *	9.236	0.000	0.042	9.194
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.—Service Shares—1.55% series contract	1,080.006	11.575	282.510	809.071
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.—Service Shares—1.50% series contract	150.272	0.000	150.272	0.000
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.—Service Shares—1.40% series contract	21,077.370	367.985	3,851.776	17,593.579
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.—Service Shares—1.25% series contract	54,216.026	5,366.905	16,367.889	43,215.042
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.—Service Shares—1.00% series contract	1,190.575	61.589	633.850	618.314

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS—CONTINUED

(6) CHANGES IN UNITS OUTSTANDING—continued

	Units Outstanding 1/1/2020	Units Purchased	Units Redeemed	Units Outstanding 12/31/2020
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Service Shares—1.80% series contract	666.625	0.000	10.428	656.197
Appreciation Portfolio-Service Shares—1.70% series contract	231.672	12.741	0.135	244.278
Appreciation Portfolio-Service Shares—1.65% series contract	1,108.692	30.065	262.851	875.906
Appreciation Portfolio-Service Shares—1.40% series contract	23,801.540	482.424	4,918.240	19,365.724
Government Money Market Portfolio—1.95% series contract	11,030.720	3,355.884	5,622.787	8,763.817
Government Money Market Portfolio—2.00% series contract	0.000	53,294.012	49,474.054	3,819.958
Government Money Market Portfolio—1.80% series contract **	94.509	0.000	0.557	93.952
Government Money Market Portfolio—1.80% series contract	2,473.663	0.000	2,473.663	0.000
Government Money Market Portfolio—1.75% series contract	57,353.577	112,002.996	139,105.304	30,251.269
Government Money Market Portfolio—1.70% series contract	9,587.541	660.977	1.418	10,247.100
Government Money Market Portfolio—1.65% series contract *	21,335.310	11,432.895	28,424.945	4,343.260
Government Money Market Portfolio—1.65% series contract	2,706.252	0.000	3.001	2,703.251
Government Money Market Portfolio—1.55% series contract	9,678.815	75,544.765	79,802.575	5,421.005
Government Money Market Portfolio—1.50% series contract	364.509	0.000	1.430	363.079
Government Money Market Portfolio—1.45% series contract	701.497	33.582	0.696	734.383
Government Money Market Portfolio—1.40% series contract	798,248.622	344,757.366	356,343.213	786,662.775
Government Money Market Portfolio—1.25% series contract	673,456.236	682,370.004	664,633.625	691,192.615
Government Money Market Portfolio—1.00% series contract	27,787.588	472,425.010	463,027.641	37,184.957
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio—1.75% series contract	172.716	0.000	58.490	114.226
Calamos® Growth and Income Portfolio—1.65% series contract *	1,071.421	0.000	45.499	1,025.922
Calamos® Growth and Income Portfolio—1.65% series contract	809.727	23.000	166.036	666.691
Calamos® Growth and Income Portfolio—1.55% series contract	3,878.622	1,076.718	49.141	4,906.199
Calamos® Growth and Income Portfolio—1.50% series contract	571.940	215.212	0.000	787.152
Calamos® Growth and Income Portfolio—1.40% series contract	16,826.947	325.742	4,883.953	12,268.736
Calamos® Growth and Income Portfolio—1.25% series contract	82,476.105	4,668.286	9,100.128	78,044.263
Calamos® Growth and Income Portfolio—1.00% series contract	2,254.321	0.000	0.446	2,253.875
Davis Variable Account Fund, Inc.:
Davis Value Portfolio—1.80% series contract	1,564.232	65.518	0.252	1,629.498
Davis Value Portfolio—1.75% series contract	2,173.922	60.875	0.667	2,234.130
Davis Value Portfolio—1.70% series contract	52.020	0.000	0.000	52.020
Davis Value Portfolio—1.65% series contract *	293.522	0.000	16.175	277.347
Davis Value Portfolio—1.65% series contract	1,385.478	8.655	110.313	1,283.820
Davis Value Portfolio—1.55% series contract	12,592.254	697.645	2,272.132	11,017.767
Davis Value Portfolio—1.50% series contract	5,441.642	254.785	126.443	5,569.984
Davis Value Portfolio—1.45% series contract	5,346.972	100.912	24.032	5,423.852
Davis Value Portfolio—1.40% series contract	21,271.478	618.067	3,762.699	18,126.846
Davis Value Portfolio—1.25% series contract	320,866.730	15,745.975	31,901.433	304,711.272
Davis Value Portfolio—1.00% series contract	14,194.168	298.370	3,179.194	11,313.344
Deutsche DWS Variable Series II:
DWS International Growth VIP-Class A—2.00% series contract	0.000	5,568.141	640.530	4,927.611
DWS International Growth VIP-Class A—1.95% series contract	0.000	5,166.230	766.022	4,400.208
DWS International Growth VIP-Class A—1.75% series contract	9.314	7,390.540	871.275	6,528.579
DWS International Growth VIP-Class A—1.65% series contract	9.316	0.000	0.043	9.273
DWS International Growth VIP-Class A—1.55% series contract	9.715	0.000	0.042	9.673
DWS International Growth VIP-Class A—1.50% series contract	0.000	379.197	30.048	349.149
DWS International Growth VIP-Class A—1.25% series contract	19,288.409	4,537.465	2,558.620	21,267.254
DWS International Growth VIP-Class A—1.00% series contract	127.699	372.143	32.686	467.156
DWS Small Mid Cap Value VIP-Class B—2.00% series contract	0.000	94.193	94.193	0.000
DWS Small Mid Cap Value VIP-Class B—1.75% series contract	176.450	73.617	240.763	9.304
DWS Small Mid Cap Value VIP-Class B—1.65% series contract	9.352	0.000	0.043	9.309
DWS Small Mid Cap Value VIP-Class B—1.55% series contract	2,864.189	75.944	0.284	2,939.849
DWS Small Mid Cap Value VIP-Class B—1.50% series contract	659.471	45.840	239.832	465.479
DWS Small Mid Cap Value VIP-Class B—1.25% series contract	15,854.834	1,522.424	2,361.494	15,015.764
DWS Small Mid Cap Value VIP-Class B—1.00% series contract	1,255.677	44.294	846.675	453.296
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2—1.80% series contract	583.246	0.000	0.000	583.246
Franklin Mutual Global Discovery VIP Fund -Class 2—1.75% series contract	923.748	88.089	112.919	898.918
Franklin Mutual Global Discovery VIP Fund -Class 2—1.65% series contract	2,364.563	31.977	0.239	2,396.301
Franklin Mutual Global Discovery VIP Fund -Class 2—1.55% series contract	3,474.790	144.604	0.372	3,619.022
Franklin Mutual Global Discovery VIP Fund -Class 2—1.50% series contract	1,304.253	110.294	207.516	1,207.031
Franklin Mutual Global Discovery VIP Fund -Class 2—1.25% series contract	83,519.298	11,411.237	25,293.366	69,637.169
Franklin Mutual Global Discovery VIP Fund -Class 2—1.00% series contract	4,175.304	332.411	3,348.897	1,158.818
Franklin Mutual Shares VIP Fund -Class 2—1.75% series contract	5,902.845	1,015.276	5,003.235	1,914.886
Franklin Mutual Shares VIP Fund -Class 2—1.65% series contract	2,833.625	0.000	2,451.663	381.962
Franklin Mutual Shares VIP Fund -Class 2—1.55% series contract	4,922.267	159.036	47.674	5,033.629
Franklin Mutual Shares VIP Fund -Class 2—1.50% series contract	1,431.090	27.143	1,114.930	343.303
Franklin Mutual Shares VIP Fund -Class 2—1.25% series contract	109,179.573	6,524.007	14,010.516	101,693.064
Franklin Mutual Shares VIP Fund -Class 2—1.00% series contract	689.156	0.000	0.316	688.840
Franklin Small Cap Value VIP Fund -Class 2—2.00% series contract	2,850.284	2,806.327	547.198	5,109.413
Franklin Small Cap Value VIP Fund -Class 2—1.95% series contract	2,442.814	2,405.759	579.904	4,268.669
Franklin Small Cap Value VIP Fund -Class 2—1.75% series contract	4,063.023	3,635.522	931.113	6,767.432
Franklin Small Cap Value VIP Fund -Class 2—1.65% series contract	494.142	1.777	0.042	495.877
Franklin Small Cap Value VIP Fund -Class 2—1.55% series contract	2,645.332	7.391	881.175	1,771.548
Franklin Small Cap Value VIP Fund -Class 2—1.50% series contract	3,316.104	255.864	181.089	3,390.879
Franklin Small Cap Value VIP Fund -Class 2—1.25% series contract	40,199.900	3,908.472	7,379.231	36,729.141
Franklin Small Cap Value VIP Fund -Class 2—1.00% series contract	1,262.831	203.730	610.474	856.087
Franklin U.S. Government Securities VIP Fund -Class 2—2.00% series contract	2,038.781	7,515.141	198.070	9,355.852
Franklin U.S. Government Securities VIP Fund -Class 2—1.95% series contract	0.000	6,658.733	326.653	6,332.080
Franklin U.S. Government Securities VIP Fund -Class 2—1.80% series contract	1,047.100	0.000	0.097	1,047.003
Franklin U.S. Government Securities VIP Fund -Class 2—1.75% series contract	5,751.125	11,197.734	699.812	16,249.047
Franklin U.S. Government Securities VIP Fund -Class 2—1.65% series contract	9.376	0.000	0.044	9.332
Franklin U.S. Government Securities VIP Fund -Class 2—1.55% series contract	4,998.747	4,709.666	4,114.970	5,593.443
Franklin U.S. Government Securities VIP Fund -Class 2—1.50% series contract	240.164	226.118	0.662	465.620
Franklin U.S. Government Securities VIP Fund -Class 2—1.45% series contract	122.391	5.037	0.115	127.313
Franklin U.S. Government Securities VIP Fund -Class 2—1.25% series contract	96,717.164	16,112.981	20,538.851	92,291.294
Franklin U.S. Government Securities VIP Fund -Class 2—1.00% series contract	7,753.568	4,617.565	2,553.956	9,817.177

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS—CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING-Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2020	Purchased	Redeemed	12/31/2020
Franklin Templeton Variable Insurance Products Trust :
Templeton Foreign VIP Fund -Class 2—2.00% series contract	33,074.121	3,807.564	6,977.035	29,904.650
Templeton Foreign VIP Fund -Class 2—1.95% series contract	27,862.784	3,777.044	8,192.585	23,447.243
Templeton Foreign VIP Fund -Class 2—1.80% series contract	8,161.071	882.358	2,632.520	6,410.909
Templeton Foreign VIP Fund -Class 2—1.75% series contract	40,386.298	4,314.744	10,582.664	34,118.378
Templeton Foreign VIP Fund -Class 2—1.70% series contract	68.159	0.000	6.796	61.363
Templeton Foreign VIP Fund -Class 2—1.65% series contract *	8,531.519	1,502.413	2,100.738	7,933.194
Templeton Foreign VIP Fund -Class 2—1.65% series contract	690.643	42.533	358.613	374.563
Templeton Foreign VIP Fund -Class 2—1.55% series contract	15,403.593	847.291	4,880.214	11,370.670
Templeton Foreign VIP Fund -Class 2—1.50% series contract	10,264.746	1,427.206	1,661.453	10,030.499
Templeton Foreign VIP Fund -Class 2—1.40% series contract	41,930.735	2,956.162	6,200.769	38,686.128
Templeton Foreign VIP Fund -Class 2—1.25% series contract	277,670.706	28,905.219	32,415.445	274,160.480
Templeton Foreign VIP Fund -Class 2—1.00% series contract	11,529.277	1,766.958	4,408.157	8,888.078
Templeton Global Bond VIP Fund -Class 2—2.00% series contract	13,784.447	2,694.218	1,543.121	14,935.544
Templeton Global Bond VIP Fund -Class 2—1.95% series contract	10,224.138	2,602.501	1,689.441	11,137.198
Templeton Global Bond VIP Fund -Class 2—1.80% series contract	2,550.848	475.741	986.259	2,040.330
Templeton Global Bond VIP Fund -Class 2—1.75% series contract	19,237.034	3,995.544	2,201.093	21,031.485
Templeton Global Bond VIP Fund -Class 2—1.65% series contract	4,088.510	513.467	543.790	4,058.187
Templeton Global Bond VIP Fund -Class 2—1.55% series contract	4,869.098	209.399	1,073.412	4,005.085
Templeton Global Bond VIP Fund -Class 2—1.50% series contract	392.570	60.673	0.272	452.971
Templeton Global Bond VIP Fund -Class 2—1.25% series contract	205,761.822	19,084.751	30,670.399	194,176.174
Templeton Global Bond VIP Fund -Class 2—1.00% series contract	3,375.380	507.411	930.699	2,952.092
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares—1.80% series contract **	3,054.694	140.997	733.518	2,462.173
Janus Henderson VIT Balanced Portfolio-Service Shares—1.80% series contract	635.622	0.000	10.229	625.393
Janus Henderson VIT Balanced Portfolio-Service Shares—1.75% series contract	8,824.799	65.544	918.144	7,972.199
Janus Henderson VIT Balanced Portfolio-Service Shares—1.70% series contract	3,519.033	1,646.594	39.095	5,126.532
Janus Henderson VIT Balanced Portfolio-Service Shares—1.65% series contract *	7,228.370	105.724	391.025	6,943.069
Janus Henderson VIT Balanced Portfolio-Service Shares—1.65% series contract	7,373.798	2.543	474.054	6,902.287
Janus Henderson VIT Balanced Portfolio-Service Shares—1.55% series contract	22,052.810	68.657	657.076	21,464.391
Janus Henderson VIT Balanced Portfolio-Service Shares—1.50% series contract	4,102.196	256.119	822.817	3,535.498
Janus Henderson VIT Balanced Portfolio-Service Shares—1.45% series contract	758.839	0.000	5.537	753.302
Janus Henderson VIT Balanced Portfolio-Service Shares—1.40% series contract	81,531.508	1,903.616	11,141.878	72,293.246
Janus Henderson VIT Balanced Portfolio-Service Shares—1.25% series contract	277,334.481	18,404.832	34,201.944	261,537.369
Janus Henderson VIT Balanced Portfolio-Service Shares—1.00% series contract	4,318.856	332.844	1,374.262	3,277.438
Janus Henderson VIT Enterprise Portfolio-Service Shares—2.00% series contract	1,334.243	38.283	68.114	1,304.412
Janus Henderson VIT Enterprise Portfolio-Service Shares—1.80% series contract *	1,775.145	251.971	929.373	1,097.743
Janus Henderson VIT Enterprise Portfolio-Service Shares—1.80% series contract	198.999	0.000	198.999	0.000
Janus Henderson VIT Enterprise Portfolio-Service Shares—1.75% series contract	960.708	19.261	0.043	979.926
Janus Henderson VIT Enterprise Portfolio-Service Shares—1.70% series contract	198.385	1.061	199.446	0.000
Janus Henderson VIT Enterprise Portfolio-Service Shares—1.65% series contract *	6,008.442	209.120	440.126	5,777.436
Janus Henderson VIT Enterprise Portfolio-Service Shares—1.65% series contract	28.282	21.685	6.033	43.934
Janus Henderson VIT Enterprise Portfolio-Service Shares—1.55% series contract	8,948.100	470.657	2,455.988	6,962.769
Janus Henderson VIT Enterprise Portfolio-Service Shares—1.50% series contract	4,130.136	371.683	236.154	4,265.665
Janus Henderson VIT Enterprise Portfolio-Service Shares—1.40% series contract	22,001.077	724.667	810.292	21,915.452
Janus Henderson VIT Enterprise Portfolio-Service Shares—1.25% series contract	166,564.769	16,260.922	21,874.783	160,950.908
Janus Henderson VIT Enterprise Portfolio-Service Shares—1.00% series contract	14,927.363	2,275.230	2,618.209	14,584.384
Janus Henderson VIT Global Research Portfolio-Service Shares —1.70% series contract	58.373	0.000	0.143	58.230
Janus Henderson VIT Global Research Portfolio-Service Shares —1.40% series contract	6,138.377	90.204	10.659	6,217.922
Janus Henderson VIT Overseas Portfolio-Service Shares—2.00% series contract	69,991.624	7,096.237	11,325.673	65,762.188
Janus Henderson VIT Overseas Portfolio-Service Shares—1.95% series contract	58,771.430	7,228.232	12,285.918	53,713.744
Janus Henderson VIT Overseas Portfolio-Service Shares—1.80% series contract	2,516.464	153.866	522.686	2,147.644
Janus Henderson VIT Overseas Portfolio-Service Shares—1.75% series contract	115,843.061	8,425.117	14,677.554	109,590.624
Janus Henderson VIT Overseas Portfolio-Service Shares—1.70% series contract	1.358	0.000	0.000	1.358
Janus Henderson VIT Overseas Portfolio-Service Shares—1.65% series contract *	648.513	0.000	38.381	610.132
Janus Henderson VIT Overseas Portfolio-Service Shares—1.65% series contract	2,722.141	37.489	1,424.630	1,335.000
Janus Henderson VIT Overseas Portfolio-Service Shares—1.55% series contract	24,637.177	1,796.403	2,991.125	23,442.455
Janus Henderson VIT Overseas Portfolio-Service Shares—1.50% series contract	21,962.513	991.193	418.536	22,535.170
Janus Henderson VIT Overseas Portfolio-Service Shares—1.45% series contract	7,478.403	258.534	26.801	7,710.136
Janus Henderson VIT Overseas Portfolio-Service Shares—1.40% series contract	102,485.731	4,478.462	10,771.968	96,192.225
Janus Henderson VIT Overseas Portfolio-Service Shares—1.25% series contract	793,608.731	33,462.080	72,489.853	754,580.958
Janus Henderson VIT Overseas Portfolio-Service Shares—1.00% series contract	29,403.572	8,388.781	9,233.623	28,558.730
Janus Henderson VIT Research Portfolio-Service Shares—2.00% series contract	3,240.183	85.520	1,548.277	1,777.426
Janus Henderson VIT Research Portfolio-Service Shares—1.95% series contract	2,835.140	110.698	1,054.580	1,891.258
Janus Henderson VIT Research Portfolio-Service Shares—1.80% series contract	369.534	1.891	371.425	0.000
Janus Henderson VIT Research Portfolio-Service Shares—1.75% series contract	4,108.152	60.351	1,622.293	2,546.210
Janus Henderson VIT Research Portfolio-Service Shares—1.70% series contract	415.737	7.632	37.991	385.378
Janus Henderson VIT Research Portfolio-Service Shares—1.65% series contract *	5,102.776	2,158.991	2,271.990	4,989.777
Janus Henderson VIT Research Portfolio-Service Shares—1.65% series contract	37.180	331.128	8.002	360.306
Janus Henderson VIT Research Portfolio-Service Shares—1.55% series contract	1,892.734	1,275.851	744.485	2,424.100
Janus Henderson VIT Research Portfolio-Service Shares—1.50% series contract	301.794	3.940	54.727	251.007
Janus Henderson VIT Research Portfolio-Service Shares—1.40% series contract	25,385.946	1,784.075	5,601.867	21,568.154
Janus Henderson VIT Research Portfolio-Service Shares—1.25% series contract	117,577.157	24,458.424	15,262.569	126,773.012
Janus Henderson VIT Research Portfolio-Service Shares—1.00% series contract	1,450.259	2.907	757.387	695.779
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio—Class I—1.75% series contract	9.373	0.000	0.044	9.329
Core Plus Fixed Income Portfolio—Class I—1.70% series contract	1,912.875	1,404.107	117.209	3,199.773
Core Plus Fixed Income Portfolio—Class I—1.65% series contract *	9.375	0.000	0.043	9.332
Core Plus Fixed Income Portfolio—Class I—1.65% series contract	9,279.394	5.911	1,114.251	8,171.054
Core Plus Fixed Income Portfolio—Class I—1.55% series contract	1,507.866	149.989	148.594	1,509.261
Core Plus Fixed Income Portfolio—Class I—1.50% series contract	717.253	179.992	99.381	797.864
Core Plus Fixed Income Portfolio—Class I—1.40% series contract	18,795.715	784.026	1,799.108	17,780.633
Core Plus Fixed Income Portfolio—Class I—1.25% series contract	24,784.755	9,090.364	11,197.339	22,677.780
Core Plus Fixed Income Portfolio—Class I—1.00% series contract	4,905.431	837.970	3,133.805	2,609.596
Discovery Portfolio—Class I—1.80% series contract	294.327	0.000	0.000	294.327
Discovery Portfolio—Class I—1.75% series contract	39.201	0.000	20.863	18.338
Discovery Portfolio—Class I—1.70% series contract	45.670	0.000	0.000	45.670
Discovery Portfolio—Class I—1.65% series contract *	750.613	1,233.203	1,353.417	630.399
Discovery Portfolio—Class I—1.65% series contract	1,613.488	312.253	133.790	1,791.951
Discovery Portfolio—Class I—1.55% series contract	2,883.302	149.827	190.382	2,842.747
Discovery Portfolio—Class I—1.50% series contract	3,179.004	359.675	1,008.979	2,529.700
Discovery Portfolio—Class I—1.45% series contract	271.090	2.343	3.523	269.910
Discovery Portfolio—Class I—1.40% series contract	8,402.453	1,340.035	2,279.835	7,462.653
Discovery Portfolio—Class I—1.25% series contract	91,428.943	7,501.524	15,651.699	83,278.768
Discovery Portfolio—Class I—1.00% series contract	2,568.362	182.680	582.473	2,168.569

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS—CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING-Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2020	Purchased	Redeemed	12/31/2020
Morgan Stanley Variable Insurance Fund, Inc.:
U.S. Real Estate Portfolio—Class I—1.80% series contract	183.345	0.000	183.345	0.000
U.S. Real Estate Portfolio—Class I—1.70% series contract	1,363.353	47.369	25.376	1,385.346
U.S. Real Estate Portfolio—Class I—1.65% series contract	2,473.878	64.392	1,467.870	1,070.400
U.S. Real Estate Portfolio—Class I—1.40% series contract	78,578.719	2,169.675	4,867.655	75,880.739
Neuberger Berman Advisers Management Trust :
Mid Cap Growth Portfolio-Class S—1.70% series contract	722.382	16.234	1.273	737.343
Mid Cap Growth Portfolio-Class S—1.40% series contract	18,658.778	361.306	1,102.006	17,918.078
Sustainable Equity Portfolio-Class S—1.75% series contract	4,298.173	557.647	0.919	4,854.901
Sustainable Equity Portfolio-Class S—1.70% series contract	155.308	0.000	0.000	155.308
Sustainable Equity Portfolio-Class S—1.65% series contract	5,876.678	88.011	0.083	5,964.606
Sustainable Equity Portfolio-Class S—1.55% series contract	2,447.994	11.856	0.084	2,459.766
Sustainable Equity Portfolio-Class S—1.40% series contract	125,287.051	2,405.043	17,974.331	109,717.763
Sustainable Equity Portfolio-Class S—1.25% series contract	101,699.355	8,489.003	15,134.008	95,054.350
Sustainable Equity Portfolio-Class S—1.00% series contract	19.046	0.000	0.111	18.935
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio—Administrative Class—2.00% series contract	2,083.867	20.634	33.153	2,071.348
PIMCO High Yield Portfolio—Administrative Class—1.80% series contract	3,027.444	219.233	1,249.803	1,996.874
PIMCO High Yield Portfolio—Administrative Class—1.75% series contract	1,754.551	247.795	87.523	1,914.823
PIMCO High Yield Portfolio—Administrative Class—1.70% series contract	1,144.745	59.884	41.950	1,162.679
PIMCO High Yield Portfolio—Administrative Class—1.65% series contract *	4,700.041	199.399	379.238	4,520.202
PIMCO High Yield Portfolio—Administrative Class—1.65% series contract	954.750	5.703	5.896	954.557
PIMCO High Yield Portfolio—Administrative Class—1.55% series contract	12,827.644	451.826	1,985.450	11,294.020
PIMCO High Yield Portfolio—Administrative Class—1.50% series contract	3,212.346	599.652	441.980	3,370.018
PIMCO High Yield Portfolio—Administrative Class—1.40% series contract	23,035.101	1,167.986	3,833.435	20,369.652
PIMCO High Yield Portfolio—Administrative Class—1.25% series contract	144,009.982	14,611.229	21,472.745	137,148.466
PIMCO High Yield Portfolio—Administrative Class—1.00% series contract	9,283.572	972.719	2,250.991	8,005.300
PIMCO Real Return Portfolio—Administrative Class—2.00% series contract	20,813.690	4,827.232	12,330.434	13,310.488
PIMCO Real Return Portfolio—Administrative Class—1.95% series contract	14,371.567	2,953.878	9,258.377	8,067.068
PIMCO Real Return Portfolio—Administrative Class—1.80% series contract	2,148.045	0.000	171.923	1,976.122
PIMCO Real Return Portfolio—Administrative Class—1.75% series contract	29,355.461	4,913.322	15,853.435	18,415.348
PIMCO Real Return Portfolio—Administrative Class—1.70% series contract	293.336	3.060	1.340	295.056
PIMCO Real Return Portfolio—Administrative Class—1.65% series contract *	2,989.286	179.733	108.395	3,060.624
PIMCO Real Return Portfolio—Administrative Class—1.65% series contract	8,232.428	0.002	35.592	8,196.838
PIMCO Real Return Portfolio—Administrative Class—1.55% series contract	21,837.061	794.485	3,076.544	19,555.002
PIMCO Real Return Portfolio—Administrative Class—1.50% series contract	3,113.593	257.976	1,007.578	2,363.991
PIMCO Real Return Portfolio—Administrative Class—1.45% series contract	1,159.232	41.431	5.105	1,195.558
PIMCO Real Return Portfolio—Administrative Class—1.40% series contract	72,366.964	2,592.240	11,311.198	63,648.006
PIMCO Real Return Portfolio—Administrative Class—1.25% series contract	275,855.872	13,077.569	53,028.420	235,905.021
PIMCO Real Return Portfolio—Administrative Class—1.00% series contract	13,832.095	3,599.582	3,534.094	13,897.583
PIMCO Total Return Portfolio—Administrative Class—2.00% series contract	22,057.730	11,738.319	4,009.733	29,786.316
PIMCO Total Return Portfolio—Administrative Class—1.95% series contract	14,020.939	12,051.152	3,597.367	22,474.724
PIMCO Total Return Portfolio—Administrative Class—1.80% series contract	7,968.347	980.747	2,780.996	6,168.098
PIMCO Total Return Portfolio—Administrative Class—1.75% series contract	29,982.850	17,432.082	4,513.687	42,901.245
PIMCO Total Return Portfolio—Administrative Class—1.70% series contract	419.215	7.135	0.122	426.228
PIMCO Total Return Portfolio—Administrative Class—1.65% series contract *	13,486.794	2,089.434	1,501.947	14,074.281
PIMCO Total Return Portfolio—Administrative Class—1.65% series contract	4,142.135	136.187	128.264	4,150.058
PIMCO Total Return Portfolio—Administrative Class—1.55% series contract	36,959.044	2,499.015	7,739.143	31,718.916
PIMCO Total Return Portfolio—Administrative Class—1.50% series contract	10,017.691	1,857.001	1,023.506	10,851.186
PIMCO Total Return Portfolio—Administrative Class—1.45% series contract	6,016.095	112.798	17.693	6,111.200
PIMCO Total Return Portfolio—Administrative Class—1.40% series contract	102,558.583	4,756.250	11,517.651	95,797.182
PIMCO Total Return Portfolio—Administrative Class—1.25% series contract	727,998.284	47,549.602	96,120.990	679,426.896
PIMCO Total Return Portfolio—Administrative Class—1.00% series contract	30,997.762	2,537.246	3,958.713	29,576.295
Rydex Variable Trust:
Guggenheim Long Short Equity Fund—1.70% series contract	226.646	4.268	3.738	227.176
Guggenheim Long Short Equity Fund—1.65% series contract	279.779	11.287	13.170	277.896
Guggenheim Long Short Equity Fund—1.40% series contract	21,313.368	1,110.563	1,364.483	21,059.448
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund—1.75% series contract	7,406.885	189.531	557.984	7,038.432
Wilshire Global Allocation Fund—1.70% series contract	70.779	0.000	0.000	70.779
Wilshire Global Allocation Fund—1.65% series contract	488.754	28.023	24.024	492.753
Wilshire Global Allocation Fund—1.55% series contract	7,621.420	0.000	0.175	7,621.245
Wilshire Global Allocation Fund—1.50% series contract	6.879	0.000	0.583	6.296
Wilshire Global Allocation Fund—1.40% series contract	65,508.671	5,378.827	1,149.914	69,737.584
Wilshire Global Allocation Fund—1.25% series contract	95,200.413	5,606.740	7,062.208	93,744.945
Wilshire Global Allocation Fund—1.00% series contract	5,924.704	665.710	11.243	6,579.171

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS—CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING-Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2019	Purchased	Redeemed	12/31/2019
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio—Class B—1.80% series contract	709.455	54.327	0.000	763.782
AB International Value Portfolio—Class B—1.75% series contract	9.352	0.000	0.039	9.313
AB International Value Portfolio—Class B—1.65% series contract	9.355	0.000	0.039	9.316
AB International Value Portfolio—Class B—1.55% series contract	4,472.011	390.706	12.501	4,850.216
AB International Value Portfolio—Class B—1.50% series contract	1,477.932	108.124	0.000	1,586.056
AB International Value Portfolio—Class B—1.45% series contract	1,948.930	65.536	7.036	2,007.430
AB International Value Portfolio—Class B—1.25% series contract	84,057.358	4,706.123	6,852.306	81,911.175
AB International Value Portfolio—Class B—1.00% series contract	4,411.394	29.328	2,407.104	2,033.618
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series II Shares—2.00% series contract	1,768.986	0.131	121.062	1,648.055
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series II Shares—1.80% series contract	2,441.629	47.840	0.210	2,489.259
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series II Shares—1.75% series contract	1,838.090	193.856	204.283	1,827.663
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series II Shares—1.70% series contract	77.213	0.000	0.120	77.093
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series II Shares—1.65% series contract *	8,628.453	237.755	994.350	7,871.858
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series II Shares—1.65% series contract	436.725	4.830	62.558	378.997
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series II Shares—1.55% series contract	22,665.490	491.754	5,112.607	18,044.637
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series II Shares—1.50% series contract	3,866.027	168.095	169.394	3,864.728
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series II Shares—1.45% series contract	3,453.079	63.429	14.362	3,502.146
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series II Shares—1.40% series contract	33,896.848	1,157.239	4,627.432	30,426.655
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series II Shares—1.25% series contract	297,269.585	9,007.761	27,194.308	279,083.038
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series II Shares—1.00% series contract	17,789.435	450.580	3,393.067	14,846.948
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series II Shares—1.75% series contract	9.358	0.000	0.040	9.318
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series II Shares—1.70% series contract	20.894	0.000	2.757	18.137
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series II Shares—1.65% series contract *	298.243	0.000	14.067	284.176
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series II Shares—1.65% series contract	4,756.046	19.390	931.338	3,844.098
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series II Shares—1.55% series contract	9.759	0.000	0.039	9.720
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series II Shares—1.40% series contract	41,659.042	1,731.528	3,233.758	40,156.812
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series II Shares—1.25% series contract	22,722.987	2,986.188	2,729.951	22,979.224
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series II Shares—1.00% series contract	9.194	0.000	0.049	9.145
Invesco Oppenheimer V.I. Global Fund-Series II Shares—2.00% series contract	7,404.913	67.573	4,129.162	3,343.324
Invesco Oppenheimer V.I. Global Fund-Series II Shares—1.95% series contract	6,060.808	227.108	3,299.716	2,988.200
Invesco Oppenheimer V.I. Global Fund-Series II Shares—1.80% series contract **	3,473.745	277.398	347.671	3,403.472
Invesco Oppenheimer V.I. Global Fund-Series II Shares—1.80% series contract	202.551	0.000	0.000	202.551
Invesco Oppenheimer V.I. Global Fund-Series II Shares—1.75% series contract	9,195.060	144.005	5,250.710	4,088.355
Invesco Oppenheimer V.I. Global Fund-Series II Shares—1.70% series contract	53.749	0.000	0.000	53.749
Invesco Oppenheimer V.I. Global Fund-Series II Shares—1.65% series contract *	4,753.315	124.434	425.716	4,452.033
Invesco Oppenheimer V.I. Global Fund-Series II Shares—1.65% series contract	2,006.659	2.627	379.793	1,629.493
Invesco Oppenheimer V.I. Global Fund-Series II Shares—1.55% series contract	4,257.905	119.932	92.582	4,285.255
Invesco Oppenheimer V.I. Global Fund-Series II Shares—1.50% series contract	4,463.458	516.653	450.703	4,529.408
Invesco Oppenheimer V.I. Global Fund-Series II Shares—1.40% series contract	52,254.356	1,644.679	3,871.926	50,027.109
Invesco Oppenheimer V.I. Global Fund-Series II Shares—1.25% series contract	171,855.205	17,462.787	12,905.272	176,412.720
Invesco Oppenheimer V.I. Global Fund-Series II Shares—1.00% series contract	5,790.493	1,292.918	2,241.588	4,841.823
Invesco Oppenheimer V.I. Main Street Fund®-Series II Shares—1.80% series contract	484.076	0.000	5.931	478.145
Invesco Oppenheimer V.I. Main Street Fund®-Series II Shares—1.75% series contract	9.324	0.000	0.040	9.284
Invesco Oppenheimer V.I. Main Street Fund®-Series II Shares—1.70% series contract	7.637	0.000	0.000	7.637
Invesco Oppenheimer V.I. Main Street Fund®-Series II Shares—1.65% series contract *	1,150.514	0.837	282.313	869.038
Invesco Oppenheimer V.I. Main Street Fund®-Series II Shares—1.65% series contract	783.906	113.169	3.417	893.658
Invesco Oppenheimer V.I. Main Street Fund®-Series II Shares—1.55% series contract	4,220.277	0.414	2,237.980	1,982.711
Invesco Oppenheimer V.I. Main Street Fund®-Series II Shares—1.40% series contract	72,336.352	2,316.016	14,690.698	59,961.670
Invesco Oppenheimer V.I. Main Street Fund®-Series II Shares—1.25% series contract	131,309.456	6,639.743	8,695.756	129,253.443
Invesco Oppenheimer V.I. Main Street Fund®-Series II Shares—1.00% series contract	3,679.295	187.057	3,109.306	757.046
Invesco Oppenheimer V.I. Main Street Small Cap Fund®-Series II Shares—1.80% series contract	2,546.934	0.000	211.873	2,335.061
Invesco Oppenheimer V.I. Main Street Small Cap Fund®-Series II Shares—1.75% series contract	251.850	55.752	0.039	307.563
Invesco Oppenheimer V.I. Main Street Small Cap Fund®-Series II Shares—1.70% series contract	559.674	11.104	21.767	549.011
Invesco Oppenheimer V.I. Main Street Small Cap Fund®-Series II Shares—1.65% series contract *	144.604	0.000	6.611	137.993
Invesco Oppenheimer V.I. Main Street Small Cap Fund®-Series II Shares—1.65% series contract	1,027.094	8.503	804.944	230.653
Invesco Oppenheimer V.I. Main Street Small Cap Fund®-Series II Shares—1.55% series contract	4,243.720	49.900	915.032	3,378.588
Invesco Oppenheimer V.I. Main Street Small Cap Fund®-Series II Shares—1.50% series contract	2,035.296	28.274	0.310	2,063.260
Invesco Oppenheimer V.I. Main Street Small Cap Fund®-Series II Shares—1.40% series contract	65,616.573	1,888.744	6,464.692	61,040.625
Invesco Oppenheimer V.I. Main Street Small Cap Fund®-Series II Shares—1.25% series contract	81,086.153	7,673.303	6,729.227	82,030.229
Invesco Oppenheimer V.I. Main Street Small Cap Fund®-Series II Shares—1.00% series contract	2,715.577	258.601	1,830.347	1,143.831
Invesco V.I. American Value Fund-Series I Shares Fund—1.80% series contract	1,831.368	22.735	123.230	1,730.873
Invesco V.I. American Value Fund-Series I Shares Fund—1.75% series contract	751.001	136.489	0.039	887.451
Invesco V.I. American Value Fund-Series I Shares Fund—1.70% series contract	303.952	0.000	0.000	303.952
Invesco V.I. American Value Fund-Series I Shares Fund—1.65% series contract *	5,032.788	52.576	0.039	5,085.325
Invesco V.I. American Value Fund-Series I Shares Fund—1.65% series contract	4,249.879	3.728	353.543	3,900.064
Invesco V.I. American Value Fund-Series I Shares Fund—1.55% series contract	5,163.627	248.398	1,652.313	3,759.712
Invesco V.I. American Value Fund-Series I Shares Fund—1.50% series contract	4,247.162	116.084	34.081	4,329.165
Invesco V.I. American Value Fund-Series I Shares Fund—1.45% series contract	829.010	14.843	0.668	843.185
Invesco V.I. American Value Fund-Series I Shares Fund—1.40% series contract	53,598.684	1,670.737	1,803.323	53,466.098
Invesco V.I. American Value Fund-Series I Shares Fund—1.25% series contract	93,141.294	5,993.612	6,717.846	92,417.060
Invesco V.I. American Value Fund-Series I Shares Fund—1.00% series contract	7,113.053	15.945	2,736.725	4,392.273
Invesco V.I. Comstock Fund-Series I Shares—2.00% series contract	9,519.504	4,337.521	353.786	13,503.239
Invesco V.I. Comstock Fund-Series I Shares—1.95% series contract	7,409.935	3,831.954	116.975	11,124.914
Invesco V.I. Comstock Fund-Series I Shares—1.80% series contract	399.292	0.000	4.892	394.400
Invesco V.I. Comstock Fund-Series I Shares—1.75% series contract	17,782.672	6,167.919	560.766	23,389.825
Invesco V.I. Comstock Fund-Series I Shares—1.70% series contract	458.406	0.000	0.000	458.406
Invesco V.I. Comstock Fund-Series I Shares—1.65% series contract	18,926.080	127.608	1,353.008	17,700.680
Invesco V.I. Comstock Fund-Series I Shares—1.55% series contract	4,065.857	609.019	689.340	3,985.536
Invesco V.I. Comstock Fund-Series I Shares—1.50% series contract	1,558.170	37.107	89.134	1,506.143
Invesco V.I. Comstock Fund-Series I Shares—1.45% series contract	74.908	0.000	74.908	0.000
Invesco V.I. Comstock Fund-Series I Shares—1.40% series contract	154,823.166	5,110.098	17,111.472	142,821.792
Invesco V.I. Comstock Fund-Series I Shares—1.25% series contract	129,104.461	9,248.222	11,887.906	126,464.777
Invesco V.I. Comstock Fund-Series I Shares—1.00% series contract	1,330.613	512.638	505.759	1,337.492
Invesco V.I. Core Equity Fund-Series I Shares—1.80% series contract	841.746	0.000	11.960	829.786
Invesco V.I. Core Equity Fund-Series I Shares—1.70% series contract	6.505	0.000	0.000	6.505
Invesco V.I. Core Equity Fund-Series I Shares—1.65% series contract	3,458.480	0.000	639.915	2,818.565
Invesco V.I. Core Equity Fund-Series I Shares—1.40% series contract	22,120.761	480.033	1,419.812	21,180.982
Invesco V.I. Diversified Dividend Fund-Series I Shares —1.70% series contract	114.379	7.113	0.000	121.492
Invesco V.I. Diversified Dividend Fund-Series I Shares —1.65% series contract	4,918.328	23.081	2,558.747	2,382.662
Invesco V.I. Diversified Dividend Fund-Series I Shares —1.40% series contract	17,085.056	2,207.985	1,970.791	17,322.250

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS—CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING-Continued

	Units Outstanding 1/1/2019	Units Purchased	Units Redeemed	Units Outstanding 12/31/2019
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. Global Real Estate Fund-Series II Shares—2.00% series contract	1,308.861	7,218.598	87.041	8,440.418
Invesco V.I. Global Real Estate Fund-Series II Shares—1.95% series contract	0.000	6,646.715	0.000	6,646.715
Invesco V.I. Global Real Estate Fund-Series II Shares—1.80% series contract	4,022.510	252.410	131.758	4,143.162
Invesco V.I. Global Real Estate Fund-Series II Shares—1.75% series contract	345.025	9,603.429	127.941	9,820.513
Invesco V.I. Global Real Estate Fund-Series II Shares—1.65% series contract	9,660.703	207.461	1,161.762	8,706.402
Invesco V.I. Global Real Estate Fund-Series II Shares—1.55% series contract	16,196.236	456.740	3,056.210	13,596.766
Invesco V.I. Global Real Estate Fund-Series II Shares—1.50% series contract	5,668.084	1,044.826	241.332	6,471.578
Invesco V.I. Global Real Estate Fund-Series II Shares—1.45% series contract	1,497.714	33.212	27.562	1,503.364
Invesco V.I. Global Real Estate Fund-Series II Shares—1.25% series contract	308,936.396	21,683.133	25,304.688	305,314.841
Invesco V.I. Global Real Estate Fund-Series II Shares—1.00% series contract	11,359.932	1,910.877	3,545.129	9,725.680
Invesco V.I. Government Securities Fund-Series II Shares—1.70% series contract	340.139	3.619	10.062	333.696
Invesco V.I. Government Securities Fund-Series II Shares—1.65% series contract	6,577.534	136.781	75.852	6,638.463
Invesco V.I. Government Securities Fund-Series II Shares—1.40% series contract	31,867.453	6,063.593	13,423.640	24,507.406
Invesco V.I. Health Care Fund-Series I Shares—1.70% series contract	158.714	1.501	11.376	148.839
Invesco V.I. Health Care Fund-Series I Shares—1.65% series contract	1,845.560	4.043	110.658	1,738.945
Invesco V.I. Health Care Fund-Series I Shares—1.40% series contract	26,416.426	706.604	2,881.167	24,241.863
Invesco V.I. International Growth Fund-Series II Shares—1.80% series contract	387.132	0.001	4.743	382.390
Invesco V.I. International Growth Fund-Series II Shares—1.75% series contract	2,929.047	245.324	22.426	3,151.945
Invesco V.I. International Growth Fund-Series II Shares—1.65% series contract	1,428.124	307.588	133.250	1,602.462
Invesco V.I. International Growth Fund-Series II Shares—1.55% series contract	1,875.802	0.001	1,132.496	743.307
Invesco V.I. International Growth Fund-Series II Shares—1.50% series contract	672.396	29.700	1.266	700.830
Invesco V.I. International Growth Fund-Series II Shares—1.45% series contract	131.895	0.000	131.895	0.000
Invesco V.I. International Growth Fund-Series II Shares—1.25% series contract	168,280.447	10,405.939	15,624.588	163,061.798
Invesco V.I. International Growth Fund-Series II Shares—1.00% series contract	2,640.086	306.279	4.949	2,941.416
Invesco V.I. Managed Volatility Fund-Series II Shares—1.65% series contract	2,868.606	7.315	1,718.606	1,157.315
Invesco V.I. Managed Volatility Fund-Series II Shares—1.40% series contract	37,059.827	1,015.923	2,956.197	35,119.553
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares—2.00% series contract	833.406	7,813.075	12.245	8,634.236
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares—1.95% series contract	0.000	7,048.630	0.000	7,048.630
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares—1.80% series contract	1,099.190	0.000	4.450	1,094.740
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares—1.75% series contract	9.301	9,718.475	136.224	9,591.552
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares—1.65% series contract *	9.302	0.000	0.040	9.262
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares—1.65% series contract	1,736.667	0.000	107.098	1,629.569
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares—1.55% series contract	3,594.429	128.385	0.040	3,722.774
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares—1.50% series contract	912.776	573.098	0.593	1,485.281
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares—1.45% series contract	283.487	0.000	283.487	0.000
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares—1.40% series contract	19,237.333	480.670	296.844	19,421.159
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares—1.25% series contract	97,423.011	8,656.495	6,773.682	99,305.824
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares—1.00% series contract	2,147.419	472.545	1,077.827	1,542.137
Invesco V.I. Mid Cap Growth Fund-Series II Shares—2.00% series contract	1,969.975	0.000	48.785	1,921.190
Invesco V.I. Mid Cap Growth Fund-Series II Shares—1.80% series contract	1,651.710	30.912	13.034	1,669.588
Invesco V.I. Mid Cap Growth Fund-Series II Shares—1.75% series contract	216.511	0.000	185.584	30.927
Invesco V.I. Mid Cap Growth Fund-Series II Shares—1.70% series contract	295.768	0.000	37.895	257.873
Invesco V.I. Mid Cap Growth Fund-Series II Shares—1.65% series contract	3,400.756	0.000	251.492	3,149.264
Invesco V.I. Mid Cap Growth Fund-Series II Shares—1.55% series contract	12,529.347	271.540	3,228.835	9,572.052
Invesco V.I. Mid Cap Growth Fund-Series II Shares—1.50% series contract	6,423.122	141.874	200.183	6,364.813
Invesco V.I. Mid Cap Growth Fund-Series II Shares—1.45% series contract	2,552.503	50.177	10.395	2,592.285
Invesco V.I. Mid Cap Growth Fund-Series II Shares—1.40% series contract	67,341.260	2,037.258	6,389.803	62,988.715
Invesco V.I. Mid Cap Growth Fund-Series II Shares—1.25% series contract	194,875.145	6,950.549	20,699.497	181,126.197
Invesco V.I. Mid Cap Growth Fund-Series II Shares—1.00% series contract	8,601.896	170.965	2,738.964	6,033.897
Invesco V.I. Small Cap Equity Fund-Series I Shares—2.00% series contract	1,076.274	1.140	65.782	1,011.632
Invesco V.I. Small Cap Equity Fund-Series I Shares—1.80% series contract *	1,844.926	119.718	98.769	1,865.875
Invesco V.I. Small Cap Equity Fund-Series I Shares—1.80% series contract	403.261	0.000	0.000	403.261
Invesco V.I. Small Cap Equity Fund-Series I Shares—1.75% series contract	937.086	29.684	18.358	948.412
Invesco V.I. Small Cap Equity Fund-Series I Shares—1.70% series contract	573.366	1,709.558	11.574	2,271.350
Invesco V.I. Small Cap Equity Fund-Series I Shares—1.65% series contract *	4,932.032	194.840	745.957	4,380.915
Invesco V.I. Small Cap Equity Fund-Series I Shares—1.65% series contract	3,279.433	25.777	238.962	3,066.248
Invesco V.I. Small Cap Equity Fund-Series I Shares—1.55% series contract	5,697.715	212.580	223.095	5,687.200
Invesco V.I. Small Cap Equity Fund-Series I Shares—1.50% series contract	3,195.654	342.498	176.358	3,361.794
Invesco V.I. Small Cap Equity Fund-Series I Shares—1.45% series contract	947.024	33.603	113.690	866.937
Invesco V.I. Small Cap Equity Fund-Series I Shares—1.40% series contract	39,106.940	2,391.634	6,004.134	35,494.440
Invesco V.I. Small Cap Equity Fund-Series I Shares—1.25% series contract	141,585.980	10,734.399	11,119.720	141,200.659
Invesco V.I. Small Cap Equity Fund-Series I Shares—1.00% series contract	6,953.834	1,212.031	1,730.514	6,435.351
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II—2.00% series contract	1,630.743	137.976	1.172	1,767.547
Morningstar Balanced ETF Asset Allocation Portfolio-Class II—1.80% series contract	717.148	0.000	0.000	717.148
Morningstar Balanced ETF Asset Allocation Portfolio-Class II—1.75% series contract	1,312.599	4.388	82.245	1,234.742
Morningstar Balanced ETF Asset Allocation Portfolio-Class II—1.70% series contract	370.588	1,865.229	69.949	2,165.868
Morningstar Balanced ETF Asset Allocation Portfolio-Class II—1.65% series contract *	38,246.225	1,375.689	1,047.962	38,573.952
Morningstar Balanced ETF Asset Allocation Portfolio-Class II—1.65% series contract	1,260.283	0.000	38.831	1,221.452
Morningstar Balanced ETF Asset Allocation Portfolio-Class II—1.55% series contract	110,765.038	6,815.437	42,361.165	75,219.310
Morningstar Balanced ETF Asset Allocation Portfolio-Class II—1.45% series contract	15,041.054	76.428	269.108	14,848.374
Morningstar Balanced ETF Asset Allocation Portfolio-Class II—1.40% series contract	66,120.461	2,529.210	2,623.767	66,025.904
Morningstar Balanced ETF Asset Allocation Portfolio-Class II—1.25% series contract	682,385.443	27,869.867	137,949.531	572,305.779
Morningstar Balanced ETF Asset Allocation Portfolio-Class II—1.00% series contract	34,031.683	470.329	16,817.991	17,684.021
Morningstar Balanced ETF Asset Allocation Portfolio-Class II—0.75% series contract	1,379.653	0.000	1,379.653	0.000
Morningstar Conservative ETF Asset Allocation Portfolio-Class II—1.75% series contract	8,856.575	0.000	227.590	8,628.985
Morningstar Conservative ETF Asset Allocation Portfolio-Class II—1.65% series contract *	1,481.497	0.000	73.752	1,407.745
Morningstar Conservative ETF Asset Allocation Portfolio-Class II—1.65% series contract	1,648.728	86.205	23.942	1,710.991
Morningstar Conservative ETF Asset Allocation Portfolio-Class II—1.55% series contract	9,615.376	97.807	81.195	9,631.988
Morningstar Conservative ETF Asset Allocation Portfolio-Class II—1.50% series contract	287.123	0.000	0.444	286.679
Morningstar Conservative ETF Asset Allocation Portfolio-Class II—1.45% series contract	11,158.543	103.106	1,274.022	9,987.627
Morningstar Conservative ETF Asset Allocation Portfolio-Class II—1.40% series contract	6,217.603	388.413	2,032.820	4,573.196
Morningstar Conservative ETF Asset Allocation Portfolio-Class II—1.25% series contract	179,655.015	2,832.927	26,172.870	156,315.072
Morningstar Conservative ETF Asset Allocation Portfolio-Class II—1.00% series contract	63.960	44.834	0.671	108.123

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS—CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING-Continued

	Units Outstanding 1/1/2019	Units Purchased	Units Redeemed	Units Outstanding 12/31/2019
ALPS Variable Investment Trust:
Morningstar Growth ETF Asset Allocation Portfolio-Class II—1.75% series contract	5,363.106	0.000	0.041	5,363.065
Morningstar Growth ETF Asset Allocation Portfolio-Class II—1.70% series contract	128.980	0.000	113.243	15.737
Morningstar Growth ETF Asset Allocation Portfolio-Class II—1.65% series contract *	74,117.391	3,614.098	654.623	77,076.866
Morningstar Growth ETF Asset Allocation Portfolio-Class II—1.65% series contract	7,630.241	9.528	955.563	6,684.206
Morningstar Growth ETF Asset Allocation Portfolio-Class II—1.55% series contract	169,232.607	7,675.896	18,739.053	158,169.450
Morningstar Growth ETF Asset Allocation Portfolio-Class II—1.50% series contract	7,108.564	884.491	5.252	7,987.803
Morningstar Growth ETF Asset Allocation Portfolio-Class II—1.45% series contract	48,284.480	579.414	4,573.145	44,290.749
Morningstar Growth ETF Asset Allocation Portfolio-Class II—1.40% series contract	17,917.016	1,032.289	3,419.758	15,529.547
Morningstar Growth ETF Asset Allocation Portfolio-Class II—1.25% series contract	1,285,882.847	39,966.339	189,052.194	1,136,796.992
Morningstar Growth ETF Asset Allocation Portfolio-Class II—1.00% series contract	16,864.481	1,968.855	187.294	18,646.042
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II—2.00% series contract	1,603.232	149.277	1.161	1,751.348
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II—1.75% series contract	17,257.388	304.484	883.344	16,678.528
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II—1.65% series contract *	61,647.261	829.971	15,113.730	47,363.502
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II—1.65% series contract	7.588	0.000	0.146	7.442
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II—1.55% series contract	9,610.216	2.619	114.655	9,498.180
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II—1.50% series contract	2,202.928	8.308	30.740	2,180.496
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II—1.45% series contract	25,171.734	1,514.052	703.592	25,982.194
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II—1.40% series contract	35,113.585	293.911	1,484.536	33,922.960
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II—1.25% series contract	287,762.788	9,131.056	24,706.727	272,187.117
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II—1.00% series contract	2,989.901	215.452	0.050	3,205.303
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I—1.75% series contract	1,317.591	512.900	1,050.202	780.289
VP Capital Appreciation Fund-Class I—1.70% series contract	329.910	3.022	0.000	332.932
VP Capital Appreciation Fund-Class I—1.65% series contract	8,833.385	113.353	2,691.742	6,254.996
VP Capital Appreciation Fund-Class I—1.55% series contract	653.111	0.000	0.443	652.668
VP Capital Appreciation Fund-Class I—1.50% series contract	862.042	0.000	0.862	861.180
VP Capital Appreciation Fund-Class I—1.45% series contract	120.127	0.000	0.913	119.214
VP Capital Appreciation Fund-Class I—1.40% series contract	79,880.208	2,699.895	4,029.636	78,550.467
VP Capital Appreciation Fund-Class I—1.25% series contract	58,993.960	11,021.325	7,425.745	62,589.540
VP Capital Appreciation Fund-Class I—1.00% series contract	679.757	86.518	29.410	736.865
VP Large Company Value Fund-Class II—2.00% series contract	2,227.207	0.000	141.227	2,085.980
VP Large Company Value Fund-Class II—1.80% series contract	5,264.970	112.878	371.851	5,005.997
VP Large Company Value Fund-Class II—1.75% series contract	9.261	0.000	0.039	9.222
VP Large Company Value Fund-Class II—1.70% series contract	0.000	1,796.143	1.599	1,794.544
VP Large Company Value Fund-Class II—1.65% series contract *	6,884.844	224.164	1,127.172	5,981.836
VP Large Company Value Fund-Class II—1.65% series contract	379.335	34.515	6.832	407.018
VP Large Company Value Fund-Class II—1.55% series contract	16,496.414	386.797	2,898.190	13,985.021
VP Large Company Value Fund-Class II—1.50% series contract	4,052.007	394.801	235.007	4,211.801
VP Large Company Value Fund-Class II—1.45% series contract	91.018	0.000	0.693	90.325
VP Large Company Value Fund-Class II—1.40% series contract	35,431.708	2,120.196	4,368.288	33,183.616
VP Large Company Value Fund-Class II—1.25% series contract	278,957.085	18,419.514	20,540.413	276,836.186
VP Large Company Value Fund-Class II—1.00% series contract	10,725.407	1,764.453	3,603.267	8,886.593
VP Mid Cap Value Fund-Class II—2.00% series contract	5,753.273	52.167	4,815.691	989.749
VP Mid Cap Value Fund-Class II—1.95% series contract	3,830.625	148.237	3,978.862	0.000
VP Mid Cap Value Fund-Class II—1.80% series contract	2,909.113	88.657	202.912	2,794.858
VP Mid Cap Value Fund-Class II—1.75% series contract	6,265.362	135.595	5,487.588	913.369
VP Mid Cap Value Fund-Class II—1.70% series contract	0.000	1,220.145	1.238	1,218.907
VP Mid Cap Value Fund-Class II—1.65% series contract *	5,819.643	171.995	908.865	5,082.773
VP Mid Cap Value Fund-Class II—1.65% series contract	314.574	24.434	4.836	334.172
VP Mid Cap Value Fund-Class II—1.55% series contract	10,869.619	1,601.961	1,017.251	11,454.329
VP Mid Cap Value Fund-Class II—1.50% series contract	4,545.661	364.091	434.225	4,475.527
VP Mid Cap Value Fund-Class II—1.40% series contract	22,436.420	3,151.514	6,778.743	18,809.191
VP Mid Cap Value Fund-Class II—1.25% series contract	161,057.043	13,625.073	16,218.898	158,463.218
VP Mid Cap Value Fund-Class II—1.00% series contract	11,822.382	1,442.574	2,061.030	11,203.926
VP Ultra® Fund-Class II—1.70% series contract	816.377	949.933	27.176	1,739.134
VP Ultra® Fund-Class II—1.65% series contract	381.216	0.000	0.285	380.931
VP Ultra® Fund-Class II—1.40% series contract	5,643.482	3,153.382	2,680.850	6,116.014
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares—1.75% series contract	9.729	7.081	7.557	9.253
MidCap Stock Portfolio-Service Shares—1.65% series contract *	2,558.950	48.433	0.039	2,607.344
MidCap Stock Portfolio-Service Shares—1.65% series contract	142.331	2.070	115.338	29.063
MidCap Stock Portfolio-Service Shares—1.55% series contract	9.691	0.000	0.039	9.652
MidCap Stock Portfolio-Service Shares—1.50% series contract	464.947	98.095	0.000	563.042
MidCap Stock Portfolio-Service Shares—1.45% series contract	36.178	0.000	0.275	35.903
MidCap Stock Portfolio-Service Shares—1.40% series contract	3,026.963	258.262	256.070	3,029.155
MidCap Stock Portfolio-Service Shares—1.25% series contract	5,665.864	2,164.779	69.151	7,761.492
MidCap Stock Portfolio-Service Shares—1.00% series contract	180.210	95.316	1.256	274.270
Technology Growth Portfolio-Initial Shares—1.70% series contract	8.143	370.928	0.000	379.071
Technology Growth Portfolio-Initial Shares—1.65% series contract	541.249	0.000	0.182	541.067
Technology Growth Portfolio-Initial Shares—1.40% series contract	17,145.296	877.871	3,138.615	14,884.552
BNY Mellon Stock Index Fund, Inc.—Service Shares—2.00% series contract	21,005.678	195.473	4,829.367	16,371.784
BNY Mellon Stock Index Fund, Inc.—Service Shares—1.95% series contract	16,667.234	637.245	3,950.988	13,353.491
BNY Mellon Stock Index Fund, Inc.—Service Shares—1.80% series contract **	2,730.224	120.747	110.887	2,740.084
BNY Mellon Stock Index Fund, Inc.—Service Shares—1.80% series contract	627.294	0.000	8.753	618.541
BNY Mellon Stock Index Fund, Inc.—Service Shares—1.75% series contract	28,523.720	961.349	6,596.182	22,888.887
BNY Mellon Stock Index Fund, Inc.—Service Shares—1.70% series contract	309.690	394.305	0.000	703.995
BNY Mellon Stock Index Fund, Inc.—Service Shares—1.65% series contract *	5,406.365	146.237	1,010.018	4,542.584
BNY Mellon Stock Index Fund, Inc.—Service Shares—1.65% series contract	3,436.463	2.811	482.118	2,957.156
BNY Mellon Stock Index Fund, Inc.—Service Shares—1.55% series contract	31,897.978	3,062.354	9,250.282	25,710.050
BNY Mellon Stock Index Fund, Inc.—Service Shares—1.50% series contract	8,649.146	395.143	421.834	8,622.455
BNY Mellon Stock Index Fund, Inc.—Service Shares—1.45% series contract	12,524.452	191.891	20.617	12,695.726
BNY Mellon Stock Index Fund, Inc.—Service Shares—1.40% series contract	348,558.563	11,480.522	37,713.997	322,325.088
BNY Mellon Stock Index Fund, Inc.—Service Shares—1.25% series contract	591,839.680	30,053.254	62,628.022	559,264.912
BNY Mellon Stock Index Fund, Inc.—Service Shares—1.00% series contract	30,332.706	2,189.286	5,693.852	26,828.140
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.—Service Shares —1.80% series contract	338.147	0.000	0.000	338.147
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.—Service Shares —1.75% series contract	9.274	0.000	0.040	9.234
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.—Service Shares —1.70% series contract	142.371	0.000	0.000	142.371
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.—Service Shares —1.65% series contract *	9.276	0.000	0.040	9.236
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.—Service Shares —1.65% series contract	18.293	0.000	18.293	0.000
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.—Service Shares —1.55% series contract	1,068.810	11.362	0.166	1,080.006
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.—Service Shares —1.50% series contract	150.919	0.000	0.647	150.272
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.—Service Shares —1.40% series contract	23,247.612	521.350	2,691.592	21,077.370
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.—Service Shares —1.25% series contract	56,732.864	6,269.762	8,786.600	54,216.026
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.—Service Shares —1.00% series contract	1,021.697	191.857	22.979	1,190.575

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS—CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING-Continued

	Units Outstanding 1/1/2019	Units Purchased	Units Redeemed	Units Outstanding 12/31/2019
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Service Shares—1.80% series contract	676.184	0.000	9.559	666.625
Appreciation Portfolio-Service Shares—1.70% series contract	216.496	15.176	0.000	231.672
Appreciation Portfolio-Service Shares—1.65% series contract	1,398.826	0.342	290.476	1,108.692
Appreciation Portfolio-Service Shares—1.40% series contract	27,519.922	740.687	4,459.069	23,801.540
Government Money Market Portfolio—1.95% series contract	101,131.123	4,243.603	94,344.006	11,030.720
Government Money Market Portfolio—2.00% series contract	70,664.429	2,977.685	73,642.114	0.000
Government Money Market Portfolio—1.80% series contract **	95.130	0.000	0.621	94.509
Government Money Market Portfolio—1.80% series contract	2,473.663	0.000	0.000	2,473.663
Government Money Market Portfolio—1.75% series contract	158,262.732	23,431.176	124,340.331	57,353.577
Government Money Market Portfolio—1.70% series contract	9,137.262	678.798	228.519	9,587.541
Government Money Market Portfolio—1.65% series contract *	13,429.587	11,526.779	3,621.056	21,335.310
Government Money Market Portfolio—1.65% series contract	2,709.336	0.000	3.084	2,706.252
Government Money Market Portfolio—1.55% series contract	56,843.640	0.012	47,164.837	9,678.815
Government Money Market Portfolio—1.50% series contract	366.044	0.000	1.535	364.509
Government Money Market Portfolio—1.45% series contract	669.002	33.865	1.370	701.497
Government Money Market Portfolio—1.40% series contract	895,196.849	23,535.399	120,483.626	798,248.622
Government Money Market Portfolio—1.25% series contract	863,846.903	130,151.779	320,542.446	673,456.236
Government Money Market Portfolio—1.00% series contract	37,907.872	13,691.133	23,811.417	27,787.588
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio—1.75% series contract	246.386	0.000	73.670	172.716
Calamos® Growth and Income Portfolio—1.65% series contract *	1,111.985	0.000	40.564	1,071.421
Calamos® Growth and Income Portfolio—1.65% series contract	1,812.108	18.962	1,021.343	809.727
Calamos® Growth and Income Portfolio—1.55% series contract	3,795.556	92.701	9.635	3,878.622
Calamos® Growth and Income Portfolio—1.50% series contract	387.055	185.395	0.510	571.940
Calamos® Growth and Income Portfolio—1.40% series contract	19,503.604	410.590	3,087.247	16,826.947
Calamos® Growth and Income Portfolio—1.25% series contract	88,541.705	5,806.307	11,871.907	82,476.105
Calamos® Growth and Income Portfolio—1.00% series contract	2,254.780	0.000	0.459	2,254.321
Davis Variable Account Fund, Inc.:
Davis Value Portfolio—1.80% series contract	1,498.515	65.996	0.279	1,564.232
Davis Value Portfolio—1.75% series contract	2,410.710	63.175	299.963	2,173.922
Davis Value Portfolio—1.70% series contract	52.020	0.000	0.000	52.020
Davis Value Portfolio—1.65% series contract *	713.720	0.000	420.198	293.522
Davis Value Portfolio—1.65% series contract	2,867.859	1.437	1,483.818	1,385.478
Davis Value Portfolio—1.55% series contract	17,630.935	423.804	5,462.485	12,592.254
Davis Value Portfolio—1.50% series contract	5,178.784	263.055	0.197	5,441.642
Davis Value Portfolio—1.45% series contract	5,528.823	104.740	286.591	5,346.972
Davis Value Portfolio—1.40% series contract	24,578.027	935.791	4,242.340	21,271.478
Davis Value Portfolio—1.25% series contract	353,081.894	9,567.686	41,782.850	320,866.730
Davis Value Portfolio—1.00% series contract	19,139.236	268.804	5,213.872	14,194.168
Deutsche DWS Variable Series II:
DWS International Growth VIP-Class A—1.75% series contract	9.354	0.000	0.040	9.314
DWS International Growth VIP-Class A—1.65% series contract	9.356	0.000	0.040	9.316
DWS International Growth VIP-Class A—1.55% series contract	9.754	0.000	0.039	9.715
DWS International Growth VIP-Class A—1.25% series contract	19,973.349	2,460.817	3,145.757	19,288.409
DWS International Growth VIP-Class A—1.00% series contract	130.430	22.642	25.373	127.699
DWS Small Mid Cap Value VIP-Class B—1.95% series contract	13.883	99.036	112.919	0.000
DWS Small Mid Cap Value VIP-Class B—1.75% series contract	9.389	167.102	0.041	176.450
DWS Small Mid Cap Value VIP-Class B—1.65% series contract	9.392	0.000	0.040	9.352
DWS Small Mid Cap Value VIP-Class B—1.55% series contract	2,789.469	75.025	0.305	2,864.189
DWS Small Mid Cap Value VIP-Class B—1.50% series contract	751.166	38.076	129.771	659.471
DWS Small Mid Cap Value VIP-Class B—1.25% series contract	16,508.674	1,491.310	2,145.149	15,854.834
DWS Small Mid Cap Value VIP-Class B—1.00% series contract	1,043.999	212.374	0.696	1,255.677
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2—1.80% series contract	583.246	0.000	0.000	583.246
Franklin Mutual Global Discovery VIP Fund -Class 2—1.75% series contract	1,180.488	447.898	704.638	923.748
Franklin Mutual Global Discovery VIP Fund -Class 2—1.65% series contract	2,332.202	32.654	0.293	2,364.563
Franklin Mutual Global Discovery VIP Fund -Class 2—1.55% series contract	3,273.357	201.974	0.541	3,474.790
Franklin Mutual Global Discovery VIP Fund -Class 2—1.50% series contract	1,221.441	83.473	0.661	1,304.253
Franklin Mutual Global Discovery VIP Fund -Class 2—1.25% series contract	93,556.965	6,405.206	16,442.873	83,519.298
Franklin Mutual Global Discovery VIP Fund -Class 2—1.00% series contract	3,118.414	1,355.434	298.544	4,175.304
Franklin Mutual Shares VIP Fund -Class 2—1.75% series contract	6,265.228	25.670	388.053	5,902.845
Franklin Mutual Shares VIP Fund -Class 2—1.65% series contract	2,848.174	0.000	14.549	2,833.625
Franklin Mutual Shares VIP Fund -Class 2—1.55% series contract	4,830.723	141.684	50.140	4,922.267
Franklin Mutual Shares VIP Fund -Class 2—1.50% series contract	1,674.092	25.736	268.738	1,431.090
Franklin Mutual Shares VIP Fund -Class 2—1.25% series contract	108,411.929	8,231.490	7,463.846	109,179.573
Franklin Mutual Shares VIP Fund -Class 2—1.00% series contract	1,542.351	3.826	857.021	689.156
Franklin Small Cap Value VIP Fund -Class 2—2.00% series contract	2,543.018	399.007	91.741	2,850.284
Franklin Small Cap Value VIP Fund -Class 2—1.95% series contract	2,071.243	405.326	33.755	2,442.814
Franklin Small Cap Value VIP Fund -Class 2—1.75% series contract	3,927.084	294.243	158.304	4,063.023
Franklin Small Cap Value VIP Fund -Class 2—1.65% series contract	491.662	2.526	0.046	494.142
Franklin Small Cap Value VIP Fund -Class 2—1.55% series contract	4,513.494	84.525	1,952.687	2,645.332
Franklin Small Cap Value VIP Fund -Class 2—1.50% series contract	3,237.357	144.544	65.797	3,316.104
Franklin Small Cap Value VIP Fund -Class 2—1.45% series contract	81.169	0.000	81.169	0.000
Franklin Small Cap Value VIP Fund -Class 2—1.25% series contract	41,478.014	3,364.551	4,642.665	40,199.900
Franklin Small Cap Value VIP Fund -Class 2—1.00% series contract	1,202.388	162.496	102.053	1,262.831
Franklin U.S. Government Securities VIP Fund -Class 2—2.00% series contract	2,114.894	21.814	97.927	2,038.781
Franklin U.S. Government Securities VIP Fund -Class 2—1.80% series contract	1,047.208	0.000	0.108	1,047.100
Franklin U.S. Government Securities VIP Fund -Class 2—1.75% series contract	5,729.740	329.593	308.208	5,751.125
Franklin U.S. Government Securities VIP Fund -Class 2—1.65% series contract	455.659	11.963	458.246	9.376
Franklin U.S. Government Securities VIP Fund -Class 2—1.55% series contract	9,088.084	3,431.211	7,520.548	4,998.747
Franklin U.S. Government Securities VIP Fund -Class 2—1.50% series contract	223.412	17.464	0.712	240.164
Franklin U.S. Government Securities VIP Fund -Class 2—1.45% series contract	117.331	5.296	0.236	122.391
Franklin U.S. Government Securities VIP Fund -Class 2—1.25% series contract	108,383.807	9,010.259	20,676.902	96,717.164
Franklin U.S. Government Securities VIP Fund -Class 2—1.00% series contract	8,348.500	363.150	958.082	7,753.568

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS—CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING-Continued

	Units Outstanding 1/1/2019	Units Purchased	Units Redeemed	Units Outstanding 12/31/2019
Franklin Templeton Variable Insurance Products Trust :
Templeton Foreign VIP Fund -Class 2—2.00% series contract	41,835.876	460.208	9,221.963	33,074.121
Templeton Foreign VIP Fund -Class 2—1.95% series contract	33,022.126	1,326.379	6,485.721	27,862.784
Templeton Foreign VIP Fund -Class 2—1.80% series contract	8,127.463	550.066	516.458	8,161.071
Templeton Foreign VIP Fund -Class 2—1.75% series contract	48,372.439	1,115.312	9,101.453	40,386.298
Templeton Foreign VIP Fund -Class 2—1.70% series contract	96.954	0.000	28.795	68.159
Templeton Foreign VIP Fund -Class 2—1.65% series contract *	9,206.738	891.733	1,566.952	8,531.519
Templeton Foreign VIP Fund -Class 2—1.65% series contract	1,285.033	54.237	648.627	690.643
Templeton Foreign VIP Fund -Class 2—1.55% series contract	13,420.840	2,279.081	296.328	15,403.593
Templeton Foreign VIP Fund -Class 2—1.50% series contract	9,197.896	1,182.205	115.355	10,264.746
Templeton Foreign VIP Fund -Class 2—1.40% series contract	42,581.314	5,770.478	6,421.057	41,930.735
Templeton Foreign VIP Fund -Class 2—1.25% series contract	267,585.141	29,711.278	19,625.713	277,670.706
Templeton Foreign VIP Fund -Class 2—1.00% series contract	12,649.773	2,606.594	3,727.090	11,529.277
Templeton Global Bond VIP Fund -Class 2—2.00% series contract	7,959.262	6,112.260	287.075	13,784.447
Templeton Global Bond VIP Fund -Class 2—1.95% series contract	5,812.262	4,505.862	93.986	10,224.138
Templeton Global Bond VIP Fund -Class 2—1.80% series contract	2,245.824	307.197	2.173	2,550.848
Templeton Global Bond VIP Fund -Class 2—1.75% series contract	11,126.704	8,400.290	289.960	19,237.034
Templeton Global Bond VIP Fund -Class 2—1.65% series contract	4,183.835	386.714	482.039	4,088.510
Templeton Global Bond VIP Fund -Class 2—1.55% series contract	4,833.171	189.975	154.047	4,869.098
Templeton Global Bond VIP Fund -Class 2—1.50% series contract	685.963	51.749	345.142	392.570
Templeton Global Bond VIP Fund -Class 2—1.25% series contract	225,242.420	20,206.359	39,686.957	205,761.822
Templeton Global Bond VIP Fund -Class 2—1.00% series contract	3,680.101	1,201.399	1,506.120	3,375.380
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares—1.80% series contract **	2,979.294	127.025	51.625	3,054.694
Janus Henderson VIT Balanced Portfolio-Service Shares—1.80% series contract	644.999	0.000	9.377	635.622
Janus Henderson VIT Balanced Portfolio-Service Shares—1.75% series contract	11,070.425	393.362	2,638.988	8,824.799
Janus Henderson VIT Balanced Portfolio-Service Shares—1.70% series contract	2,678.967	855.540	15.474	3,519.033
Janus Henderson VIT Balanced Portfolio-Service Shares—1.65% series contract *	7,213.959	96.283	81.872	7,228.370
Janus Henderson VIT Balanced Portfolio-Service Shares—1.65% series contract	9,265.709	0.812	1,892.723	7,373.798
Janus Henderson VIT Balanced Portfolio-Service Shares—1.55% series contract	22,708.740	264.150	920.080	22,052.810
Janus Henderson VIT Balanced Portfolio-Service Shares—1.50% series contract	5,026.818	264.510	1,189.132	4,102.196
Janus Henderson VIT Balanced Portfolio-Service Shares—1.45% series contract	1,943.566	0.000	1,184.727	758.839
Janus Henderson VIT Balanced Portfolio-Service Shares—1.40% series contract	85,702.607	4,407.368	8,578.467	81,531.508
Janus Henderson VIT Balanced Portfolio-Service Shares—1.25% series contract	332,789.822	20,138.106	75,593.447	277,334.481
Janus Henderson VIT Balanced Portfolio-Service Shares—1.00% series contract	3,578.515	978.163	237.822	4,318.856
Janus Henderson VIT Enterprise Portfolio-Service Shares—2.00% series contract	1,436.369	0.000	102.126	1,334.243
Janus Henderson VIT Enterprise Portfolio-Service Shares—1.80% series contract *	1,873.881	90.147	188.883	1,775.145
Janus Henderson VIT Enterprise Portfolio-Service Shares—1.80% series contract	198.999	0.000	0.000	198.999
Janus Henderson VIT Enterprise Portfolio-Service Shares—1.75% series contract	940.603	20.145	0.040	960.708
Janus Henderson VIT Enterprise Portfolio-Service Shares—1.70% series contract	158.160	44.017	3.792	198.385
Janus Henderson VIT Enterprise Portfolio-Service Shares—1.65% series contract *	6,822.324	156.407	970.289	6,008.442
Janus Henderson VIT Enterprise Portfolio-Service Shares—1.65% series contract	18.446	15.487	5.651	28.282
Janus Henderson VIT Enterprise Portfolio-Service Shares—1.55% series contract	9,037.511	269.538	358.949	8,948.100
Janus Henderson VIT Enterprise Portfolio-Service Shares—1.50% series contract	4,129.632	343.366	342.862	4,130.136
Janus Henderson VIT Enterprise Portfolio-Service Shares—1.40% series contract	22,534.671	902.374	1,435.968	22,001.077
Janus Henderson VIT Enterprise Portfolio-Service Shares—1.25% series contract	165,858.663	13,017.621	12,311.515	166,564.769
Janus Henderson VIT Enterprise Portfolio-Service Shares—1.00% series contract	14,450.390	3,146.338	2,669.365	14,927.363
Janus Henderson VIT Global Research Portfolio-Service Shares—1.70% series contract	58.509	0.000	0.136	58.373
Janus Henderson VIT Global Research Portfolio-Service Shares—1.40% series contract	6,619.858	88.221	569.702	6,138.377
Janus Henderson VIT Overseas Portfolio-Service Shares—2.00% series contract	72,897.068	4,526.073	7,431.517	69,991.624
Janus Henderson VIT Overseas Portfolio-Service Shares—1.95% series contract	59,823.378	4,065.310	5,117.258	58,771.430
Janus Henderson VIT Overseas Portfolio-Service Shares—1.80% series contract	2,371.001	152.248	6.785	2,516.464
Janus Henderson VIT Overseas Portfolio-Service Shares—1.75% series contract	122,928.781	1,769.826	8,855.546	115,843.061
Janus Henderson VIT Overseas Portfolio-Service Shares—1.70% series contract	11.129	0.000	9.771	1.358
Janus Henderson VIT Overseas Portfolio-Service Shares—1.65% series contract *	1,578.513	0.001	930.001	648.513
Janus Henderson VIT Overseas Portfolio-Service Shares—1.65% series contract	2,969.420	5.551	252.830	2,722.141
Janus Henderson VIT Overseas Portfolio-Service Shares—1.55% series contract	31,242.101	1,461.314	8,066.238	24,637.177
Janus Henderson VIT Overseas Portfolio-Service Shares—1.50% series contract	21,854.384	826.690	718.561	21,962.513
Janus Henderson VIT Overseas Portfolio-Service Shares—1.45% series contract	7,368.930	268.436	158.963	7,478.403
Janus Henderson VIT Overseas Portfolio-Service Shares—1.40% series contract	110,789.260	5,520.344	13,823.873	102,485.731
Janus Henderson VIT Overseas Portfolio-Service Shares—1.25% series contract	818,648.010	39,067.933	64,107.212	793,608.731
Janus Henderson VIT Overseas Portfolio-Service Shares—1.00% series contract	35,724.309	1,338.643	7,659.380	29,403.572
Janus Henderson VIT Research Portfolio-Service Shares—2.00% series contract	0.000	3,245.086	4.903	3,240.183
Janus Henderson VIT Research Portfolio-Service Shares—1.95% series contract	0.000	2,835.140	0.000	2,835.140
Janus Henderson VIT Research Portfolio-Service Shares—1.80% series contract	374.118	0.000	4.584	369.534
Janus Henderson VIT Research Portfolio-Service Shares—1.75% series contract	9.319	4,100.783	1.950	4,108.152
Janus Henderson VIT Research Portfolio-Service Shares—1.70% series contract	703.690	19.796	307.749	415.737
Janus Henderson VIT Research Portfolio-Service Shares—1.65% series contract *	5,137.135	106.270	140.629	5,102.776
Janus Henderson VIT Research Portfolio-Service Shares—1.65% series contract	45.007	0.547	8.374	37.180
Janus Henderson VIT Research Portfolio-Service Shares—1.55% series contract	2,829.106	1,797.914	2,734.286	1,892.734
Janus Henderson VIT Research Portfolio-Service Shares—1.50% series contract	26.072	276.018	0.296	301.794
Janus Henderson VIT Research Portfolio-Service Shares—1.40% series contract	25,934.581	851.997	1,400.632	25,385.946
Janus Henderson VIT Research Portfolio-Service Shares—1.25% series contract	118,130.753	10,279.201	10,832.797	117,577.157
Janus Henderson VIT Research Portfolio-Service Shares—1.00% series contract	1,936.572	488.139	974.452	1,450.259
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio—Class I—1.75% series contract	9.413	0.000	0.040	9.373
Core Plus Fixed Income Portfolio—Class I—1.70% series contract	1,328.432	584.444	0.001	1,912.875
Core Plus Fixed Income Portfolio—Class I—1.65% series contract *	9.415	0.000	0.040	9.375
Core Plus Fixed Income Portfolio—Class I—1.65% series contract	9,388.914	24.203	133.723	9,279.394
Core Plus Fixed Income Portfolio—Class I—1.55% series contract	1,378.001	139.605	9.740	1,507.866
Core Plus Fixed Income Portfolio—Class I—1.50% series contract	595.290	137.755	15.792	717.253
Core Plus Fixed Income Portfolio—Class I—1.40% series contract	21,451.920	881.007	3,537.212	18,795.715
Core Plus Fixed Income Portfolio—Class I—1.25% series contract	11,316.857	14,775.582	1,307.684	24,784.755
Core Plus Fixed Income Portfolio—Class I—1.00% series contract	4,045.632	1,180.770	320.971	4,905.431
Discovery Portfolio—Class I—1.80% series contract	294.327	0.000	0.000	294.327
Discovery Portfolio—Class I—1.75% series contract	57.559	0.000	18.358	39.201
Discovery Portfolio—Class I—1.70% series contract	642.339	14.550	611.219	45.670
Discovery Portfolio—Class I—1.65% series contract *	709.783	40.870	0.040	750.613
Discovery Portfolio—Class I—1.65% series contract	1,638.204	12.516	37.232	1,613.488
Discovery Portfolio—Class I—1.55% series contract	3,901.767	0.000	1,018.465	2,883.302
Discovery Portfolio—Class I—1.50% series contract	3,002.549	177.821	1.366	3,179.004
Discovery Portfolio—Class I—1.45% series contract	271.006	3.426	3.342	271.090
Discovery Portfolio—Class I—1.40% series contract	15,002.802	597.311	7,197.660	8,402.453
Discovery Portfolio—Class I—1.25% series contract	90,486.604	12,767.123	11,824.784	91,428.943
Discovery Portfolio—Class I—1.00% series contract	2,352.134	376.249	160.021	2,568.362

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS—CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING-Continued

	Units Outstanding 1/1/2019	Units Purchased	Units Redeemed	Units Outstanding 12/31/2019
Morgan Stanley Variable Insurance Fund, Inc.:
U.S. Real Estate Portfolio—Class I—1.80% series contract	183.345	0.000	0.000	183.345
U.S. Real Estate Portfolio—Class I—1.70% series contract	830.774	567.859	35.280	1,363.353
U.S. Real Estate Portfolio—Class I—1.65% series contract	3,896.847	27.508	1,450.477	2,473.878
U.S. Real Estate Portfolio—Class I—1.40% series contract	83,590.738	1,995.214	7,007.233	78,578.719
Neuberger Berman Advisers Management Trust :
Guardian Portfolio-Class S—1.75% series contract	1,911.252	17.641	1,928.893	0.000
Guardian Portfolio-Class S—1.70% series contract	48.451	0.000	48.451	0.000
Guardian Portfolio-Class S—1.65% series contract	2,941.411	17.522	2,958.933	0.000
Guardian Portfolio-Class S—1.55% series contract	1,220.176	2.250	1,222.426	0.000
Guardian Portfolio-Class S—1.45% series contract	334.850	0.000	334.850	0.000
Guardian Portfolio-Class S—1.40% series contract	36,082.656	232.337	36,314.993	0.000
Guardian Portfolio-Class S—1.25% series contract	53,573.870	1,487.153	55,061.023	0.000
Guardian Portfolio-Class S—1.00% series contract	34.356	0.306	34.662	0.000
Mid Cap Growth Portfolio-Class S—1.70% series contract	706.802	20.150	4.570	722.382
Mid Cap Growth Portfolio-Class S—1.40% series contract	18,351.645	401.060	93.927	18,658.778
Sustainable Equity Portfolio-Class S—1.75% series contract	0.000	4,298.461	0.288	4,298.173
Sustainable Equity Portfolio-Class S—1.70% series contract	0.000	155.308	0.000	155.308
Sustainable Equity Portfolio-Class S—1.65% series contract	0.000	5,915.095	38.417	5,876.678
Sustainable Equity Portfolio-Class S—1.55% series contract	0.000	2,448.070	0.076	2,447.994
Sustainable Equity Portfolio-Class S—1.45% series contract	0.000	675.309	675.309	0.000
Sustainable Equity Portfolio-Class S—1.40% series contract	0.000	126,599.742	1,312.691	125,287.051
Sustainable Equity Portfolio-Class S—1.25% series contract	0.000	116,783.442	15,084.087	101,699.355
Sustainable Equity Portfolio-Class S—1.00% series contract	0.000	19.148	0.102	19.046
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio—Administrative Class—2.00% series contract	2,138.424	8.194	62.751	2,083.867
PIMCO High Yield Portfolio—Administrative Class—1.80% series contract	2,879.540	168.334	20.430	3,027.444
PIMCO High Yield Portfolio—Administrative Class—1.75% series contract	1,496.499	258.484	0.432	1,754.551
PIMCO High Yield Portfolio—Administrative Class—1.70% series contract	211.947	939.625	6.827	1,144.745
PIMCO High Yield Portfolio—Administrative Class—1.65% series contract *	5,084.849	160.824	545.632	4,700.041
PIMCO High Yield Portfolio—Administrative Class—1.65% series contract	937.107	22.117	4.474	954.750
PIMCO High Yield Portfolio—Administrative Class—1.55% series contract	12,352.318	675.180	199.854	12,827.644
PIMCO High Yield Portfolio—Administrative Class—1.50% series contract	2,886.070	450.627	124.351	3,212.346
PIMCO High Yield Portfolio—Administrative Class—1.40% series contract	22,862.363	1,552.334	1,379.596	23,035.101
PIMCO High Yield Portfolio—Administrative Class—1.25% series contract	144,115.496	11,473.842	11,579.356	144,009.982
PIMCO High Yield Portfolio—Administrative Class—1.00% series contract	9,168.384	1,603.200	1,488.012	9,283.572
PIMCO Real Return Portfolio—Administrative Class—2.00% series contract	32,695.025	329.688	12,211.023	20,813.690
PIMCO Real Return Portfolio—Administrative Class—1.95% series contract	22,629.549	940.959	9,198.941	14,371.567
PIMCO Real Return Portfolio—Administrative Class—1.80% series contract	2,358.050	0.000	210.005	2,148.045
PIMCO Real Return Portfolio—Administrative Class—1.75% series contract	42,753.398	1,344.273	14,742.210	29,355.461
PIMCO Real Return Portfolio—Administrative Class—1.70% series contract	298.865	2.812	8.341	293.336
PIMCO Real Return Portfolio—Administrative Class—1.65% series contract *	4,040.170	231.794	1,282.678	2,989.286
PIMCO Real Return Portfolio—Administrative Class—1.65% series contract	9,821.856	0.000	1,589.428	8,232.428
PIMCO Real Return Portfolio—Administrative Class—1.55% series contract	23,956.600	749.070	2,868.609	21,837.061
PIMCO Real Return Portfolio—Administrative Class—1.50% series contract	2,871.453	244.643	2.503	3,113.593
PIMCO Real Return Portfolio—Administrative Class—1.45% series contract	1,119.798	44.482	5.048	1,159.232
PIMCO Real Return Portfolio—Administrative Class—1.40% series contract	72,859.670	4,822.227	5,314.933	72,366.964
PIMCO Real Return Portfolio—Administrative Class—1.25% series contract	292,357.691	17,941.669	34,443.488	275,855.872
PIMCO Real Return Portfolio—Administrative Class—1.00% series contract	19,024.496	597.959	5,790.360	13,832.095
PIMCO Total Return Portfolio—Administrative Class—2.00% series contract	17,382.112	5,352.059	676.441	22,057.730
PIMCO Total Return Portfolio—Administrative Class—1.95% series contract	9,473.927	4,713.500	166.488	14,020.939
PIMCO Total Return Portfolio—Administrative Class—1.80% series contract	7,559.842	791.959	383.454	7,968.347
PIMCO Total Return Portfolio—Administrative Class—1.75% series contract	26,479.373	6,769.347	3,265.870	29,982.850
PIMCO Total Return Portfolio—Administrative Class—1.70% series contract	411.732	7.600	0.117	419.215
PIMCO Total Return Portfolio—Administrative Class—1.65% series contract *	16,455.510	884.275	3,852.991	13,486.794
PIMCO Total Return Portfolio—Administrative Class—1.65% series contract	4,107.260	126.758	91.883	4,142.135
PIMCO Total Return Portfolio—Administrative Class—1.55% series contract	40,988.942	1,911.532	5,941.430	36,959.044
PIMCO Total Return Portfolio—Administrative Class—1.50% series contract	9,531.229	1,069.981	583.519	10,017.691
PIMCO Total Return Portfolio—Administrative Class—1.45% series contract	6,121.256	120.901	226.062	6,016.095
PIMCO Total Return Portfolio—Administrative Class—1.40% series contract	109,999.870	6,244.803	13,686.090	102,558.583
PIMCO Total Return Portfolio—Administrative Class—1.25% series contract	735,099.939	57,186.182	64,287.837	727,998.284
PIMCO Total Return Portfolio—Administrative Class—1.00% series contract	36,300.724	3,044.473	8,347.435	30,997.762
Rydex Variable Trust:
Guggenheim Long Short Equity Fund—1.70% series contract	229.279	4.145	6.778	226.646
Guggenheim Long Short Equity Fund—1.65% series contract	462.229	9.245	191.695	279.779
Guggenheim Long Short Equity Fund—1.40% series contract	22,495.145	1,111.935	2,293.712	21,313.368
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund—1.75% series contract	7,891.656	44.618	529.389	7,406.885
Wilshire Global Allocation Fund—1.70% series contract	19,380.952	1,115.801	20,425.974	70.779
Wilshire Global Allocation Fund—1.65% series contract	492.521	13.924	17.691	488.754
Wilshire Global Allocation Fund—1.55% series contract	7,621.579	0.000	0.159	7,621.420
Wilshire Global Allocation Fund—1.50% series contract	7.468	0.000	0.589	6.879
Wilshire Global Allocation Fund—1.40% series contract	87,600.031	6,037.974	28,129.334	65,508.671
Wilshire Global Allocation Fund—1.25% series contract	96,165.275	7,538.540	8,503.402	95,200.413
Wilshire Global Allocation Fund—1.00% series contract	5,341.399	591.440	8.135	5,924.704

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS—CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2020				Year Ended December 31, 2020
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio—Class B	93	$6.657171	$7.375180	$665	1.35%	1.00%	1.80%	0.37%	1.19%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series II Shares	337	25.732408	29.253183	9,965	0.00%	1.00%	2.00%	33.51%	34.87%
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series II Shares	62	12.846007	14.146742	1,086	1.76%	1.00%	1.75%	12.58%	13.44%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series II Shares (*)	499	14.353343	14.451698	7,201	0.00%	1.00%	2.00%	0.00%	0.00%
Invesco Oppenheimer V.I. Global Fund-Series II Shares	228	23.668833	26.220679	6,602	0.39%	1.00%	1.80%	25.04%	26.06%
Invesco Oppenheimer V.I. Main Street Fund®-Series II Shares	163	24.031575	26.464946	4,391	1.02%	1.00%	1.75%	11.70%	12.55%
Invesco Oppenheimer V.I. Main Street Small Cap Fund®-Series II Shares	140	27.074059	29.992925	5,174	0.31%	1.00%	1.80%	17.48%	18.44%
Invesco V.I. American Value Fund-Series I Shares	162	18.536325	20.534871	4,220	0.76%	1.00%	1.80%	-0.70%	0.11%
Invesco V.I. Comstock Fund-Series I Shares	328	18.580453	20.500707	6,452	2.10%	1.00%	2.00%	-2.84%	-1.85%
Invesco V.I. Core Equity Fund-Series I Shares	23	22.084497	23.442820	535	1.22%	1.40%	1.80%	11.80%	12.25%
Invesco V.I. Diversified Dividend Fund-Series I Shares	19	20.203551	20.808037	385	3.01%	1.40%	1.70%	-1.57%	-1.26%
Invesco V.I. Global Real Estate Fund-Series II Shares	332	10.361820	11.780072	3,778	4.04%	1.00%	2.00%	-14.32%	-13.44%
Invesco V.I. Government Securities Fund-Series II Shares	35	13.115177	13.869853	482	2.34%	1.40%	1.70%	4.16%	4.48%
Invesco V.I. Health Care Fund-Series I Shares	24	39.418349	41.686721	982	0.30%	1.40%	1.70%	12.51%	12.85%
Invesco V.I. International Growth Fund-Series II Shares	164	14.300306	15.748524	2,497	1.93%	1.00%	1.75%	11.74%	12.60%
Invesco V.I. Managed Volatility Fund-Series II Shares	32	25.394544	26.492475	858	1.60%	1.40%	1.65%	-3.38%	-3.14%
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares	149	17.186587	19.538638	3,035	0.44%	1.00%	2.00%	6.76%	7.85%
Invesco V.I. Small Cap Equity Fund-Series I Shares	187	22.747101	25.860033	4,587	0.31%	1.00%	2.00%	24.69%	25.97%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	744	14.623161	16.624040	11,870	1.88%	1.00%	2.00%	6.93%	8.03%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	212	12.286102	13.530051	2,776	1.80%	1.00%	1.75%	4.62%	5.43%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	1,302	16.059974	17.686199	22,084	1.80%	1.00%	1.75%	8.08%	8.90%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	382	13.283540	15.101097	5,530	1.98%	1.00%	2.00%	6.25%	7.34%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	129	22.727668	23.914648	3,013	0.00%	1.00%	1.75%	39.96%	41.03%
VP Large Company Value Fund-Class II	340	17.306458	19.674743	6,553	1.40%	1.00%	2.00%	0.43%	1.46%
VP Mid Cap Value Fund-Class II	186	24.448810	27.794143	5,091	1.45%	1.00%	2.00%	-0.92%	0.10%
VP Ultra® Fund-Class II	8	43.520333	45.705489	364	0.00%	1.40%	1.70%	47.00%	47.45%
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	14	21.198620	23.345457	297	0.47%	1.00%	1.75%	5.95%	6.76%
Technology Growth Portfolio-Initial Shares	17	58.605844	61.548768	1,016	0.22%	1.40%	1.70%	67.03%	67.54%
BNY Mellon Stock Index Fund, Inc.—Service Shares	940	25.798724	29.328565	30,829	1.22%	1.00%	2.00%	15.35%	16.53%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.—Service Shares	63	27.833184	30.833391	2,030	0.92%	1.00%	1.80%	21.62%	22.61%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Service Shares	21	35.790210	38.564419	811	0.52%	1.40%	1.80%	21.15%	21.65%
Government Money Market Portfolio	1,582	0.794947	0.920951	1,445	0.23%	1.00%	2.00%	-2.23%	-0.87%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	100	21.818681	24.027790	2,310	0.45%	1.00%	1.75%	20.28%	21.20%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	362	19.644713	21.762676	7,582	0.65%	1.00%	1.80%	9.70%	10.60%
Deutsche DWS Variable Series II:
DWS International Growth VIP-Class A	38	14.589124	16.585756	590	1.69%	1.00%	2.00%	20.23%	21.46%
DWS Small Mid Cap Value VIP-Class B	19	17.184361	18.638793	341	0.93%	1.00%	1.75%	-3.90%	-3.16%
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2	80	19.989587	21.976460	1,689	1.94%	1.00%	1.80%	-6.19%	-5.42%
Franklin Mutual Shares VIP Fund -Class 2	110	14.746140	16.239438	1,726	2.42%	1.00%	1.75%	-6.71%	-6.00%
Franklin Small Cap Value VIP Fund -Class 2	59	30.900883	34.791159	1,961	7.11%	1.00%	2.00%	3.08%	4.13%
Franklin U.S. Government Securities VIP Fund -Class 2	141	10.812303	12.291586	1,653	3.79%	1.00%	2.00%	1.75%	2.79%
Templeton Foreign VIP Fund -Class 2	445	9.097561	10.342702	4,378	3.03%	1.00%	2.00%	-3.14%	-2.15%
Templeton Global Bond VIP Fund -Class 2	255	11.978331	13.486600	3,287	8.11%	1.00%	2.00%	-6.83%	-5.88%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares	393	23.296923	25.807925	10,725	1.42%	1.00%	1.80%	11.97%	12.89%
Janus Henderson VIT Enterprise Portfolio-Service Shares	218	31.992671	36.370345	8,587	0.00%	1.00%	2.00%	16.79%	17.99%
Janus Henderson VIT Global Research Portfolio-Service Shares	6	26.866736	28.413185	178	0.51%	1.40%	1.70%	17.72%	18.08%
Janus Henderson VIT Overseas Portfolio-Service Shares	1,166	8.714845	9.907982	12,373	1.07%	1.00%	2.00%	13.70%	14.86%
Janus Henderson VIT Research Portfolio-Service Shares	164	29.445257	33.473829	5,625	0.21%	1.00%	2.00%	29.92%	31.25%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio—Class I	57	14.403272	15.861427	920	3.00%	1.00%	1.75%	5.91%	6.72%
Discovery Portfolio—Class I	101	61.215085	67.813492	6,666	0.00%	1.00%	1.80%	147.76%	149.78%
U.S. Real Estate Portfolio—Class I	78	30.277009	32.019494	2,504	2.39%	1.40%	1.70%	-18.27%	-18.02%
Neuberger Berman Advisers Management Trust:
Mid Cap Growth Portfolio-Class S	19	19.936912	20.253460	378	0.00%	1.40%	1.70%	37.33%	37.75%
Sustainable Equity Portfolio-Class S (*)	218	12.658718	12.821190	2,781	0.35%	1.00%	1.75%	17.19%	18.08%
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio—Administrative Class	193	16.858517	19.164984	3,809	4.65%	1.00%	2.00%	3.64%	4.70%
PIMCO Real Return Portfolio—Administrative Class	390	12.760161	14.505927	5,775	1.41%	1.00%	2.00%	9.48%	10.60%
PIMCO Total Return Portfolio—Administrative Class	973	14.210296	16.154415	15,489	2.10%	1.00%	2.00%	6.48%	7.57%
Rydex Variable Trust:
Guggenheim Long Short Equity Fund	22	16.570732	17.524305	377	0.82%	1.40%	1.70%	3.14%	3.46%
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	185	12.097813	12.290667	2,262	3.65%	1.00%	1.75%	9.96%	10.80%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(*)	Period from April 30, 2020 (commencement of operations) to December 31, 2020.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS—CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2019				Year Ended December 31, 2019
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio—Class B	93	$6.632893	$7.288727	$658	0.81%	1.00%	1.80%	14.69%	15.62%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series II Shares	364	19.273789	21.689110	7,987	0.00%	1.00%	2.00%	33.13%	34.49%
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series II Shares	67	11.410793	12.470751	1,053	2.03%	1.00%	1.75%	15.16%	16.04%
Invesco Oppenheimer V.I. Global Fund-Series II Shares	260	18.483316	20.799966	6,228	0.66%	1.00%	2.00%	28.83%	30.14%
Invesco Oppenheimer V.I. Main Street Fund®-Series II Shares	194	21.398407	23.513058	4,643	0.83%	1.00%	1.80%	29.37%	30.42%
Invesco Oppenheimer V.I. Main Street Small Cap Fund®-Series II Shares	153	23.046378	25.324200	4,880	0.00%	1.00%	1.80%	23.86%	24.87%
Invesco V.I. American Value Fund-Series I Shares	171	18.667473	20.512495	4,515	0.72%	1.00%	1.80%	22.78%	23.78%
Invesco V.I. Comstock Fund-Series I Shares	343	19.123939	20.886455	6,896	1.95%	1.00%	2.00%	22.80%	24.05%
Invesco V.I. Core Equity Fund-Series I Shares	25	19.754390	20.884135	516	0.96%	1.40%	1.80%	26.64%	27.16%
Invesco V.I. Diversified Dividend Fund-Series I Shares	20	20.524815	21.074460	417	3.19%	1.40%	1.70%	22.97%	23.34%
Invesco V.I. Global Real Estate Fund-Series II Shares	374	12.093294	13.609067	4,908	3.52%	1.00%	2.00%	20.19%	21.42%
Invesco V.I. Government Securities Fund-Series II Shares	31	12.590804	13.274731	414	2.08%	1.40%	1.70%	3.95%	4.27%
Invesco V.I. Health Care Fund-Series I Shares	26	35.035584	36.938829	962	0.04%	1.40%	1.70%	30.25%	30.65%
Invesco V.I. International Growth Fund-Series II Shares	173	12.728265	13.986308	2,340	1.33%	1.00%	1.80%	25.93%	26.96%
Invesco V.I. Managed Volatility Fund-Series II Shares	36	26.283798	27.350496	991	1.13%	1.40%	1.65%	16.34%	16.64%
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares	153	16.099010	18.116735	2,908	0.20%	1.00%	2.00%	22.54%	23.79%
Invesco V.I. Mid Cap Growth Fund-Series II Shares	276	19.470506	21.050776	5,666	0.00%	1.00%	2.00%	31.32%	32.66%
Invesco V.I. Small Cap Equity Fund-Series I Shares	207	18.242401	20.528892	4,038	0.00%	1.00%	2.00%	24.07%	25.33%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	792	13.675178	15.388895	11,732	1.92%	1.00%	2.00%	13.94%	12.04%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	193	11.743033	12.833759	2,387	1.93%	1.00%	1.75%	7.61%	8.43%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	1,471	14.860009	16.240393	23,008	1.75%	1.00%	1.75%	17.67%	18.57%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	413	12.501616	14.068249	5,576	2.05%	1.00%	2.00%	10.64%	11.77%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	151	16.238911	16.957235	2,507	0.00%	1.00%	1.75%	33.19%	34.21%
VP Large Company Value Fund-Class II	352	17.231953	19.391501	6,711	1.95%	1.00%	2.00%	24.76%	26.03%
VP Mid Cap Value Fund-Class II	216	24.675321	27.767358	5,927	1.98%	1.00%	2.00%	26.41%	27.70%
VP Ultra® Fund-Class II	8	29.605212	30.997049	252	0.00%	1.40%	1.70%	32.17%	32.58%
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	14	20.007517	21.866285	294	0.37%	1.00%	1.75%	17.76%	18.66%
Technology Growth Portfolio-Initial Shares	16	35.086837	36.736656	579	0.00%	1.40%	1.70%	23.68%	24.05%
BNY Mellon Stock Index Fund, Inc.—Service Shares	1,020	22.365043	25.167570	28,683	1.49%	1.00%	2.00%	28.23%	29.53%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.—Service Shares	78	22.885198	25.146736	2,064	1.17%	1.00%	1.80%	31.60%	32.67%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Service Shares	26	29.541048	31.701478	815	0.95%	1.40%	1.80%	33.34%	33.88%
Government Money Market Portfolio	1,615	0.813059	0.929066	1,491	1.76%	1.00%	2.00%	-0.44%	0.69%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	108	18.139499	19.824402	2,062	1.71%	1.00%	1.75%	23.37%	24.31%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	385	17.907019	19.676881	7,321	1.60%	1.00%	1.80%	28.81%	29.86%
Deutsche DWS Variable Series II:
DWS International Growth VIP-Class A	19	12.494470	13.655388	258	1.24%	1.00%	1.75%	28.93%	29.91%
DWS Small Mid Cap Value VIP-Class B	21	17.881067	19.247040	390	0.37%	1.00%	1.75%	22.32%	21.09%
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2	96	21.307863	23.235793	2,174	1.67%	1.00%	1.80%	22.13%	23.12%
Franklin Mutual Shares VIP Fund -Class 2	125	15.806889	17.275260	2,085	1.88%	1.00%	1.75%	20.43%	21.35%
Franklin Small Cap Value VIP Fund -Class 2	57	29.977758	33.409872	1,837	1.10%	1.00%	2.00%	23.82%	25.09%
Franklin U.S. Government Securities VIP Fund -Class 2	119	10.626483	11.957968	1,372	2.80%	1.00%	2.00%	3.13%	4.18%
Templeton Foreign VIP Fund -Class 2	476	9.392476	10.569780	4,791	1.73%	1.00%	2.00%	10.28%	11.40%
Templeton Global Bond VIP Fund -Class 2	264	12.856526	14.328681	3,641	7.26%	1.00%	2.00%	-0.40%	0.61%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares	421	20.806135	22.861970	10,234	1.61%	1.00%	1.80%	20.07%	21.05%
Janus Henderson VIT Enterprise Portfolio-Service Shares	227	27.392747	30.825587	7,587	0.05%	1.00%	2.00%	32.45%	33.81%
Janus Henderson VIT Global Research Portfolio-Service Shares	6	22.822310	24.062394	149	0.85%	1.40%	1.70%	26.53%	26.91%
Janus Henderson VIT Overseas Portfolio-Service Shares	1,230	7.665062	8.626162	11,433	1.83%	1.00%	2.00%	24.17%	25.44%
Janus Henderson VIT Research Portfolio-Service Shares	163	22.664525	25.504565	4,312	0.32%	1.00%	2.00%	29.67%	33.87%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio—Class I	62	13.599800	14.862854	943	4.62%	1.00%	1.75%	8.94%	9.77%
Discovery Portfolio—Class I	111	24.707681	27.149768	2,944	0.00%	1.00%	1.80%	37.59%	38.71%
U.S. Real Estate Portfolio—Class I	83	36.395875	39.058030	3,219	1.97%	1.40%	1.80%	16.80%	17.27%
Neuberger Berman Advisers Management Trust:
Mid Cap Growth Portfolio-Class S	19	14.517631	14.703206	285	0.00%	1.40%	1.70%	30.23%	30.63%
Sustainable Equity Portfolio-Class S (*)	240	10.802201	10.857724	2,597	0.53%	1.00%	1.75%	0.00%	0.00%
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio—Administrative Class	206	16.267131	18.305330	3,912	5.06%	1.00%	2.00%	12.46%	13.60%
PIMCO Real Return Portfolio—Administrative Class	466	11.655430	13.115883	6,231	1.74%	1.00%	2.00%	6.28%	7.36%
PIMCO Total Return Portfolio—Administrative Class	1,007	13.345110	15.017217	14,985	3.02%	1.00%	2.00%	6.20%	7.29%
Rydex Variable Trust:
Guggenheim Long Short Equity Fund	22	16.066272	16.939051	369	0.56%	1.40%	1.70%	3.74%	4.06%
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	182	11.001806	11.092294	2,014	1.65%	1.00%	1.75%	16.35%	17.24%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(*) Period from April 30, 2019 (commencement of operations) to December 31, 2019.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS—CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2018				Year Ended December 31, 2018
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio—Class B	97	$5.783441	$6.303922	$595	1.19%	1.00%	1.80%	-24.37%	-23.75%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares Fund	176	15.204466	16.572245	3,752	0.53%	1.00%	1.80%	-14.23%	-13.53%
Invesco V.I. Comstock Fund-Series I Shares	345	15.573704	16.837273	5,636	1.81%	1.00%	2.00%	-13.93%	-13.05%
Invesco V.I. Core Equity Fund-Series I Shares	26	15.598450	16.423684	432	0.91%	1.40%	1.80%	-11.04%	-10.67%
Invesco V.I. Diversified Dividend Fund-Series I Shares	22	16.691573	17.086488	376	2.51%	1.40%	1.70%	-9.15%	-8.88%
Invesco V.I. Global Real Estate Fund-Series II Shares	359	10.061547	11.208289	3,904	3.78%	1.00%	2.00%	-8.22%	-7.27%
Invesco V.I. Government Securities Fund-Series II Shares	39	12.112170	12.731276	490	1.85%	1.40%	1.70%	-1.42%	-1.12%
Invesco V.I. Health Care Fund-Series I Shares	28	26.898143	28.273158	801	0.00%	1.40%	1.70%	-0.82%	-0.52%
Invesco V.I. International Growth Fund-Series II Shares	178	10.107383	11.016656	1,910	1.94%	1.00%	1.80%	-16.74%	-16.06%
Invesco V.I. Managed Volatility Fund-Series II Shares	40	22.591462	23.448764	934	1.49%	1.40%	1.65%	-12.76%	-12.53%
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares	127	13.138101	14.635370	2,008	0.12%	1.00%	2.00%	-13.38%	-12.49%
Invesco V.I. Mid Cap Growth Fund-Series II Shares	300	14.826209	15.867625	4,660	0.00%	1.00%	2.00%	-7.77%	-6.82%
Invesco V.I. Small Cap Equity Fund-Series I Shares	211	14.703755	16.379574	3,286	0.00%	1.00%	2.00%	-16.79%	-15.93%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	953	12.002595	13.734688	12,321	1.88%	0.75%	2.00%	-8.12%	-6.94%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	219	10.912509	11.835725	2,511	2.09%	1.00%	1.75%	-4.09%	-3.35%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	1,633	12.628489	13.697019	21,618	1.67%	1.00%	1.75%	-9.66%	-8.97%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	443	11.298965	12.586452	5,374	1.98%	1.00%	2.00%	-6.18%	-5.21%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	152	12.192008	12.634862	1,884	0.00%	1.00%	1.75%	-6.87%	-6.15%
VP Large Company Value Fund-Class II	361	13.811924	15.385910	5,462	1.69%	1.00%	2.00%	-10.03%	-9.11%
VP Mid Cap Value Fund-Class II	236	19.519444	21.743578	5,070	1.33%	1.00%	2.00%	-14.71%	-13.84%
VP Ultra® Fund-Class II	7	22.398693	23.380469	159	0.23%	1.40%	1.70%	-1.12%	-0.82%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	118	14.703925	15.947971	1,810	1.36%	1.00%	1.75%	-6.07%	-5.35%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	433	13.902109	15.152773	6,348	0.92%	1.00%	1.80%	-15.17%	-14.47%
Deutsche DWS Variable Series II:
DWS International Growth VIP-Class A	20	9.690935	10.511130	206	1.03%	1.00%	1.75%	-18.16%	-17.53%
DWS Small Mid Cap Value VIP-Class B	21	14.618186	15.894190	327	1.05%	1.00%	1.95%	-17.97%	-17.17%
Dreyfus Investment Portfolios:
MidCap Stock Portfolio-Service Shares	12	16.990264	18.427977	209	0.41%	1.00%	1.75%	-17.17%	-16.53%
Technology Growth Portfolio-Initial Shares	18	28.369706	29.613404	523	0.00%	1.40%	1.70%	-2.68%	-2.38%
Dreyfus Stock Index Fund, Inc.—Service Shares	1,103	17.441936	19.429329	24,013	1.48%	1.00%	2.00%	-6.77%	-5.81%
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.—Service Shares	83	17.389996	18.954131	1,656	1.63%	1.00%	1.80%	-6.37%	-5.60%
Dreyfus Variable Investment Funds:
Appreciation Portfolio-Service Shares	30	22.154950	23.678859	703	1.04%	1.40%	1.80%	-8.78%	-8.41%
Government Money Market Portfolio	2,213	0.816685	0.922720	2,009	1.19%	1.00%	2.00%	-0.91%	0.28%
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2	105	17.446931	18.871819	1,934	2.54%	1.00%	1.80%	-12.83%	-12.11%
Franklin Mutual Shares VIP Fund -Class 2	126	13.125639	14.236262	1,732	2.64%	1.00%	1.75%	-10.67%	-9.98%
Franklin Small Cap Value VIP Fund -Class 2	60	24.210418	26.709682	1,534	0.88%	1.00%	2.00%	-14.63%	-13.75%
Franklin U.S. Government Securities VIP Fund -Class 2	136	10.304399	11.478391	1,507	2.68%	1.00%	2.00%	-1.68%	-0.67%
Templeton Foreign VIP Fund -Class 2	487	8.517034	9.487797	4,414	2.76%	1.00%	2.00%	-17.14%	-16.29%
Templeton Global Bond VIP Fund -Class 2	266	12.908555	14.241310	3,668	0.00%	1.00%	2.00%	-0.11%	0.91%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares	486	17.327909	18.886239	9,715	1.86%	1.00%	1.80%	-1.39%	-0.58%
Janus Henderson VIT Enterprise Portfolio-Service Shares	227	20.680909	23.037587	5,707	0.14%	1.00%	2.00%	-2.66%	-1.66%
Janus Henderson VIT Global Research Portfolio-Service Shares	7	18.037548	18.959859	127	1.03%	1.40%	1.70%	-8.67%	-8.39%
Janus Henderson VIT Overseas Portfolio-Service Shares	1,288	6.172951	6.876795	9,618	1.79%	1.00%	2.00%	-16.84%	-15.99%
Janus Henderson VIT Research Portfolio-Service Shares	155	17.479126	19.051215	3,110	0.40%	1.00%	1.80%	-4.60%	-3.81%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio—Class I	50	12.483691	13.539715	703	2.73%	1.00%	1.75%	-2.40%	-1.65%
Mid Cap Growth Portfolio—Class I	118	17.957670	19.573184	2,265	0.00%	1.00%	1.80%	8.65%	9.54%
U.S. Real Estate Portfolio—Class I	89	31.161467	33.305196	2,941	2.79%	1.40%	1.80%	-9.39%	-9.01%
Neuberger Berman Advisers Management Trust:
Guardian Portfolio-Class S	96	16.440207	17.831305	2,062	0.43%	1.00%	1.75%	-9.23%	-8.53%
Mid Cap Growth Portfolio-Class S	19	11.147664	11.255853	214	0.00%	1.40%	1.70%	-8.16%	-7.87%
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Service Shares	394	14.477389	16.127109	6,456	0.00%	1.00%	2.00%	-7.85%	-6.90%
Oppenheimer Conservative Balanced Fund	69	9.908286	10.746639	945	1.77%	1.00%	1.75%	-7.20%	-6.48%
Oppenheimer Global Fund/VA-Service Shares	272	14.347419	15.982606	5,007	0.81%	1.00%	2.00%	-15.14%	-14.26%
Oppenheimer Main Street Fund®/VA-Service Shares	214	16.540760	18.028542	3,951	1.05%	1.00%	1.80%	-9.76%	-9.02%
Oppenheimer Main Street Small Cap Fund/VA-Service Shares	160	18.606292	20.280090	4,138	0.06%	1.00%	1.80%	-12.16%	-11.44%
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio—Administrative Class	204	14.465220	16.113235	3,415	4.80%	1.00%	2.00%	-4.63%	-3.65%
PIMCO Real Return Portfolio—Administrative Class	527	10.967024	12.216540	6,526	2.29%	1.00%	2.00%	-4.18%	-3.19%
PIMCO Total Return Portfolio—Administrative Class	1,020	12.565629	13.997236	14,232	2.61%	1.00%	2.00%	-2.54%	-1.54%
Rydex Variable Trust:
Guggenheim Long Short Equity Fund	23	15.486415	16.278052	377	0.00%	1.40%	1.70%	-14.42%	-14.16%
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund (*)	225	9.455937	9.461474	2,124	0.00%	1.00%	1.75%	0.00%	0.00%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(*) Period from December 6, 2018 (commencement of operations) to December 31, 2018.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS—CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2017				Year Ended December 31, 2017
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio—Class B	95	$7.647272	$8.267669	$768	2.04%	1.00%	1.80%	22.85%	23.85%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares Fund	182	17.380740	19.164665	4,518	0.81%	1.00%	2.00%	7.77%	8.87%
Invesco V.I. Comstock Fund-Series I Shares	379	18.094389	19.363597	7,136	2.16%	1.00%	2.00%	15.50%	16.68%
Invesco V.I. Core Equity Fund-Series I Shares	29	17.533314	18.385595	521	1.02%	1.40%	1.80%	11.14%	11.59%
Invesco V.I. Diversified Dividend Fund-Series I Shares	25	18.373610	18.750796	462	1.74%	1.40%	1.70%	6.73%	7.06%
Invesco V.I. Global Health Care Fund-Series I Shares	34	27.120678	28.419887	960	0.38%	1.40%	1.70%	13.86%	14.21%
Invesco V.I. Global Real Estate Fund-Series II Shares	355	10.962380	12.087651	4,179	3.13%	1.00%	2.00%	10.48%	11.61%
Invesco V.I. Government Securities Fund-Series II Shares	35	12.286534	12.875091	451	1.88%	1.40%	1.70%	0.00%	0.30%
Invesco V.I. International Growth Fund-Series II Shares	263	11.902425	13.124103	3,333	1.28%	1.00%	2.00%	20.28%	21.50%
Invesco V.I. Managed Volatility Fund-Series II Shares	42	25.715480	26.808642	1,121	1.10%	1.40%	1.70%	8.46%	8.79%
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares	137	15.167127	16.723847	2,467	0.33%	1.00%	2.00%	12.37%	13.51%
Invesco V.I. Mid Cap Growth Fund-Series II Shares	306	16.074819	17.029025	5,117	0.00%	1.00%	2.00%	19.71%	20.92%
Invesco V.I. Small Cap Equity Fund-Series I Shares	205	17.670591	19.484358	3,815	0.00%	1.00%	2.00%	11.78%	12.92%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	1,018	13.063185	14.758956	14,183	1.61%	0.75%	2.00%	11.07%	12.48%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	233	11.377276	12.245772	2,773	1.66%	1.00%	1.75%	4.35%	5.14%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	1,729	13.978763	15.045945	25,213	1.34%	1.00%	1.75%	15.25%	16.13%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	497	12.042879	13.278799	6,374	1.75%	1.00%	2.00%	7.75%	8.84%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	148	13.090739	13.462802	1,967	0.00%	1.00%	1.75%	19.67%	20.58%
VP Large Company Value Fund-Class II	351	15.352202	16.927878	5,868	1.57%	1.00%	2.00%	8.74%	9.85%
VP Mid Cap Value Fund-Class II	214	22.886814	25.235434	5,408	1.42%	1.00%	2.00%	9.25%	10.36%
VP Ultra® Fund-Class II	7	22.652696	23.573317	155	0.22%	1.40%	1.70%	29.77%	30.16%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	119	15.654021	16.849036	1,935	0.84%	1.00%	1.75%	13.50%	14.36%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	453	16.387782	17.716814	7,793	0.76%	1.00%	1.80%	20.43%	21.40%
Deutsche Variable Series II:
Deutsche International Growth VIP-Class A	19	11.840666	12.744821	234	0.34%	1.00%	1.75%	23.28%	24.22%
Deutsche Small Mid Cap Value VIP-Class B	20	18.100421	19.188077	378	0.36%	1.00%	1.75%	8.21%	9.03%
Dreyfus Investment Portfolios:
MidCap Stock Portfolio-Service Shares	15	20.512291	22.078342	313	0.70%	1.00%	1.75%	13.03%	13.89%
Technology Growth Portfolio-Initial Shares	18	29.150062	30.334918	555	0.00%	1.40%	1.70%	40.22%	40.65%
Dreyfus Stock Index Fund, Inc.—Service Shares	1,109	18.708261	20.628121	25,836	1.47%	1.00%	2.00%	18.80%	20.00%
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.—Service Shares	90	18.572138	20.078025	1,927	0.92%	1.00%	1.80%	12.98%	13.89%
Dreyfus Variable Investment Funds:
Appreciation Portfolio-Service Shares	34	24.288647	25.853426	875	1.10%	1.40%	1.80%	24.73%	25.24%
Government Money Market Portfolio	2,012	0.824154	0.920160	1,846	0.32%	1.00%	2.00%	-1.98%	-0.73%
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2	105	20.013749	21.472258	2,205	1.83%	1.00%	1.80%	6.65%	7.52%
Franklin Mutual Shares VIP Fund -Class 2	122	14.693012	15.814760	1,867	2.24%	1.00%	1.75%	6.46%	7.27%
Franklin Small Cap Value VIP Fund -Class 2	48	28.992616	30.968704	1,437	0.51%	1.00%	1.75%	8.72%	9.55%
Franklin U.S. Government Securities VIP Fund -Class 2	142	10.480520	11.555976	1,597	2.57%	1.00%	2.00%	-0.68%	0.33%
Templeton Foreign VIP Fund -Class 2	475	10.279262	11.334455	5,156	2.62%	1.00%	2.00%	14.37%	15.53%
Templeton Global Bond VIP Fund -Class 2	259	12.922941	14.112307	3,552	0.00%	1.00%	2.00%	-0.11%	0.91%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares	523	17.228354	18.996164	10,504	1.37%	1.00%	2.00%	15.78%	16.96%
Janus Henderson VIT Enterprise Portfolio-Service Shares	218	21.246740	23.427347	5,619	0.15%	1.00%	2.00%	24.55%	25.82%
Janus Henderson VIT Global Research Portfolio-Service Shares	7	19.750410	20.696801	143	0.69%	1.40%	1.70%	24.54%	24.91%
Janus Henderson VIT Overseas Portfolio-Service Shares	1,099	7.423341	8.185656	10,180	1.65%	1.00%	2.00%	28.20%	29.50%
Janus Henderson VIT Research Portfolio-Service Shares	165	18.321284	19.806754	3,452	0.23%	1.00%	1.80%	25.27%	26.28%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio—Class I	48	12.790583	13.766849	696	3.05%	1.00%	1.75%	4.39%	5.18%
Mid Cap Growth Portfolio—Class I	114	16.528482	17.868932	2,003	0.00%	1.00%	1.80%	36.27%	37.38%
U.S. Real Estate Portfolio—Class I	96	34.389299	36.605119	3,492	1.50%	1.40%	1.80%	1.26%	1.67%
Neuberger Berman Advisers Management Trust:
Guardian Portfolio-Class S	99	18.111866	19.494631	2,322	0.28%	1.00%	1.75%	22.55%	23.49%
Mid Cap Growth Portfolio-Class S	21	12.137627	12.217926	253	0.00%	1.40%	1.70%	22.45%	22.82%
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Service Shares	410	15.710273	17.322584	7,242	0.01%	1.00%	2.00%	23.98%	25.24%
Oppenheimer Conservative Balanced Fund	71	10.676461	11.491552	1,036	1.74%	1.00%	1.75%	7.05%	7.86%
Oppenheimer Global Fund/VA-Service Shares	258	16.906251	18.641507	5,682	0.73%	1.00%	2.00%	33.60%	34.96%
Oppenheimer Main Street Fund®/VA-Service Shares	259	17.971854	19.816209	5,198	1.04%	1.00%	2.00%	14.31%	15.47%
Oppenheimer Main Street Small Cap Fund/VA-Service Shares	168	21.181568	22.899263	4,909	0.65%	1.00%	1.80%	11.87%	12.78%
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio—Administrative Class	250	15.166707	16.722992	4,304	4.91%	1.00%	2.00%	4.50%	5.56%
PIMCO Real Return Portfolio—Administrative Class	464	11.445035	12.619489	6,082	2.41%	1.00%	2.00%	1.59%	2.63%
PIMCO Total Return Portfolio—Administrative Class	1,117	12.892705	14.215674	15,803	2.04%	1.00%	2.00%	2.83%	3.87%
Rydex Variable Trust:
Guggenheim Long Short Equity Fund	23	18.096689	18.963580	439	0.39%	1.40%	1.70%	12.91%	13.25%
Wilshire Variable Insurance Trust:
2015 Fund	24	13.699305	14.745082	330	3.08%	1.00%	1.75%	9.57%	10.41%
2025 Fund	72	13.590910	14.628388	1,004	2.95%	1.00%	1.75%	12.18%	13.04%
2035 Fund	71	13.636860	14.677922	947	3.36%	1.00%	1.75%	14.95%	15.83%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS—CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2016				Year Ended December 31, 2016
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio—Class B	96	$6.224888	$6.675692	$629	1.10%	1.00%	1.80%	-2.58%	-1.79%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares Fund	185	16.127584	17.603800	4,280	0.35%	1.00%	2.00%	13.18%	14.34%
Invesco V.I. Comstock Fund-Series I Shares	374	15.665896	16.595969	6,055	1.53%	1.00%	2.00%	14.95%	16.13%
Invesco V.I. Core Equity Fund-Series I Shares	30	15.775417	16.475403	495	0.73%	1.40%	1.80%	8.28%	8.72%
Invesco V.I. Diversified Dividend Fund-Series I Shares	23	17.214356	17.514512	407	1.39%	1.40%	1.70%	12.86%	13.21%
Invesco V.I. Global Health Care Fund-Series I Shares	41	23.818589	24.883978	1,007	0.00%	1.40%	1.70%	-12.97%	-12.70%
Invesco V.I. Global Real Estate Fund-Series II Shares	344	9.922305	10.830627	3,634	1.44%	1.00%	2.00%	-0.22%	0.80%
Invesco V.I. Government Securities Fund-Series II Shares	39	12.287001	12.836551	502	1.84%	1.40%	1.70%	-0.72%	-0.41%
Invesco V.I. International Growth Fund-Series II Shares	257	9.895682	10.801520	2,687	1.09%	1.00%	2.00%	-2.68%	-1.69%
Invesco V.I. Managed Volatility Fund-Series II Shares	47	23.710276	24.643312	1,157	1.54%	1.40%	1.70%	8.44%	8.77%
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares	137	13.497893	14.733411	2,196	0.00%	1.00%	2.00%	10.90%	12.03%
Invesco V.I. Mid Cap Growth Fund-Series II Shares	321	13.428546	14.082446	4,460	0.00%	1.00%	2.00%	-1.44%	-0.43%
Invesco V.I. Small Cap Equity Fund-Series I Shares	200	15.808136	17.255177	3,296	0.00%	1.00%	2.00%	9.82%	10.94%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	1,076	11.761273	13.121242	13,409	1.70%	0.75%	2.00%	6.31%	7.66%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	271	10.903088	11.646719	3,071	1.49%	1.00%	1.75%	2.78%	3.56%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	1,856	12.128937	12.956302	23,380	1.43%	1.00%	1.75%	7.77%	8.60%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	512	11.176967	12.199889	6,052	1.61%	1.00%	2.00%	4.25%	5.31%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	145	10.939326	11.165280	1,605	0.00%	1.00%	1.75%	1.42%	2.20%
VP Large Company Value Fund-Class II	344	14.117652	15.409859	5,270	1.92%	1.00%	2.00%	12.72%	13.87%
VP Mid Cap Value Fund-Class II	199	20.949927	22.867149	4,589	1.53%	1.00%	2.00%	20.26%	21.49%
VP Ultra® Fund-Class II	6	17.564092	18.111103	107	0.21%	1.40%	1.65%	2.63%	2.89%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	125	13.792446	14.733232	1,778	2.32%	1.00%	1.75%	4.46%	5.26%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	486	13.608047	14.593169	6,892	1.19%	1.00%	1.80%	9.87%	10.76%
Deutsche Variable Series II:
Deutsche Global Growth VIP-Class A	15	9.604759	10.260120	155	0.75%	1.00%	1.75%	1.90%	2.68%
Deutsche Small Mid Cap Value VIP-Class B	18	16.727140	17.598310	312	0.24%	1.00%	1.75%	14.43%	15.30%
Dreyfus Investment Portfolios:
MidCap Stock Portfolio-Service Shares	12	18.147224	19.385175	222	0.73%	1.00%	1.75%	13.19%	14.05%
Technology Growth Portfolio-Initial Shares	19	20.788284	21.567782	412	0.00%	1.40%	1.70%	2.94%	3.26%
The Dreyfus Socially Responsible Growth Fund, Inc.—Service Shares	86	16.439109	17.628895	1,636	0.99%	1.00%	1.80%	8.10%	8.98%
Dreyfus Stock Index Fund, Inc.—Service Shares	1,141	15.748303	17.189594	22,344	1.75%	1.00%	2.00%	9.21%	10.33%
Dreyfus Variable Investment Funds:
Appreciation Portfolio-Service Shares	36	19.473085	20.643896	738	1.38%	1.40%	1.80%	5.70%	6.13%
Government Money Market Portfolio	2,478	0.840842	0.926905	2,283	0.01%	1.00%	2.00%	-2.33%	-1.08%
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2	109	18.765882	19.971247	2,137	1.59%	1.00%	1.80%	10.16%	11.05%
Franklin Mutual Shares VIP Fund -Class 2	122	13.801835	14.743305	1,753	2.00%	1.00%	1.75%	14.03%	14.90%
Franklin Small Cap Value VIP Fund -Class 2	45	26.667084	28.269466	1,231	0.82%	1.00%	1.75%	27.91%	28.89%
Franklin U.S. Government Securities VIP Fund -Class 2	157	10.552467	11.518090	1,756	2.86%	1.00%	2.00%	-1.35%	-0.34%
Templeton Foreign VIP Fund -Class 2	449	8.988014	9.810860	4,239	1.81%	1.00%	2.00%	5.03%	6.10%
Templeton Global Bond VIP Fund -Class 2	263	12.936776	13.985085	3,590	0.00%	1.00%	2.00%	0.88%	1.91%
Janus Aspen Series:
Janus Aspen Balanced Portfolio-Service Shares	524	14.880360	16.242029	9,058	1.95%	1.00%	2.00%	2.24%	3.28%
Janus Aspen Enterprise Portfolio-Service Shares	207	17.058301	18.619705	4,313	0.02%	1.00%	2.00%	9.86%	10.98%
Janus Aspen Global Research Portfolio-Service Shares	8	15.859151	16.568744	128	0.95%	1.40%	1.70%	0.09%	0.39%
Janus Aspen Janus Portfolio-Service Shares	199	14.369290	15.684375	3,247	0.36%	1.00%	2.00%	-1.73%	-0.73%
Janus Aspen Overseas Portfolio-Service Shares	1,112	5.790549	6.320935	7,963	4.41%	1.00%	2.00%	-8.57%	-7.64%
Neuberger Berman Advisers Management Trust:
Guardian Portfolio-Class S	107	14.778676	15.786856	2,078	0.39%	1.00%	1.75%	6.84%	7.66%
Mid Cap Growth Portfolio-Class S	20	9.912174	9.947529	199	0.00%	1.40%	1.70%	2.39%	2.70%
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Service Shares	430	12.671551	13.831351	6,071	0.11%	1.00%	2.00%	-4.38%	-3.40%
Oppenheimer Conservative Balanced Fund/VA-Service Shares	73	9.973574	10.653896	1,010	2.16%	1.00%	1.75%	3.13%	3.91%
Oppenheimer Global Fund/VA-Service Shares	245	12.654132	13.812530	4,070	0.73%	1.00%	2.00%	-2.15%	-1.15%
Oppenheimer Main Street Fund®/VA-Service Shares	268	15.722053	17.160962	4,693	0.85%	1.00%	2.00%	9.07%	10.18%
Oppenheimer Main Street Small Cap Fund/VA-Service Shares	171	18.934663	20.305235	4,476	0.22%	1.00%	1.80%	15.55%	16.50%
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio—Administrative Class	245	14.513551	15.841603	4,046	5.06%	1.00%	2.00%	10.23%	11.36%
PIMCO Real Return Portfolio—Administrative Class	476	11.265705	12.296612	6,118	2.40%	1.00%	2.00%	3.10%	4.15%
PIMCO Total Return Portfolio—Administrative Class	1,111	12.538334	13.685668	15,255	2.15%	1.00%	2.00%	0.63%	1.66%
Rydex Variable Trust:
Guggenheim Long Short Equity Fund	35	16.028165	16.745098	580	0.00%	1.40%	1.70%	-1.06%	-0.75%
The Universal Institutional Funds, Inc.:
Core Plus Fixed Income Portfolio—Class I	39	12.252841	13.088426	551	1.96%	1.00%	1.75%	4.25%	5.05%
Mid Cap Growth Portfolio—Class I	111	12.128894	13.006994	1,416	4.47%	1.00%	1.80%	-10.42%	-9.69%
U.S. Real Estate Portfolio—Class I	102	33.961818	36.003996	3,675	1.31%	1.40%	1.80%	4.89%	5.32%
Wilshire Variable Insurance Trust:
2015 Fund	23	12.502462	13.355205	293	1.91%	1.00%	1.75%	4.65%	5.45%
2025 Fund	71	12.114903	12.941222	877	1.84%	1.00%	1.75%	4.88%	5.68%
2035 Fund	53	11.862820	12.672006	616	1.61%	1.00%	1.75%	5.21%	6.01%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.